Vanguard® Total Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.5%)
Communications (8.0%)
	Airbnb Inc.	4.400%	3/16/2029	164	164
	Airbnb Inc.	4.650%	3/16/2031	66	66
	Airbnb Inc.	5.250%	3/16/2036	133	133
	Alphabet Inc.	3.875%	11/15/2028	282	280
	Alphabet Inc.	3.700%	2/15/2029	1,384	1,365
	Alphabet Inc.	4.000%	5/15/2030	150	148
	Alphabet Inc.	1.100%	8/15/2030	1,000	879
	Alphabet Inc.	4.100%	11/15/2030	904	894
	Alphabet Inc.	4.100%	2/15/2031	550	543
	Alphabet Inc.	4.375%	11/15/2032	348	343
	Alphabet Inc.	4.400%	2/15/2033	1,119	1,101
	Alphabet Inc.	4.500%	5/15/2035	454	445
	Alphabet Inc.	4.700%	11/15/2035	308	303
	Alphabet Inc.	4.800%	2/15/2036	1,263	1,249
	Alphabet Inc.	5.350%	11/15/2045	435	424
	Alphabet Inc.	5.500%	2/15/2046	396	392
	Alphabet Inc.	2.050%	8/15/2050	335	180
	Alphabet Inc.	5.250%	5/15/2055	390	368
	Alphabet Inc.	5.450%	11/15/2055	983	948
	Alphabet Inc.	5.650%	2/15/2056	741	735
	Alphabet Inc.	2.250%	8/15/2060	605	306
	Alphabet Inc.	5.300%	5/15/2065	270	250
	Alphabet Inc.	5.750%	2/15/2066	210	208
	Alphabet Inc.	5.700%	11/15/2075	758	739
	America Movil SAB de CV	3.625%	4/22/2029	430	418
	America Movil SAB de CV	5.000%	1/20/2033	425	424
	America Movil SAB de CV	6.125%	11/15/2037	300	315
	America Movil SAB de CV	6.125%	3/30/2040	319	334
	America Movil SAB de CV	4.375%	7/16/2042	200	173
	America Movil SAB de CV	4.375%	4/22/2049	207	171
	AppLovin Corp.	5.125%	12/1/2029	695	703
	AppLovin Corp.	5.375%	12/1/2031	260	265
	AppLovin Corp.	5.500%	12/1/2034	225	227
	AppLovin Corp.	5.950%	12/1/2054	190	182
	AT&T Inc.	2.300%	6/1/2027	255	250
	AT&T Inc.	1.650%	2/1/2028	505	483
[1]	AT&T Inc.	4.100%	2/15/2028	1,015	1,011
	AT&T Inc.	4.350%	3/1/2029	770	768
[1]	AT&T Inc.	4.300%	2/15/2030	1,061	1,051
	AT&T Inc.	4.700%	8/15/2030	140	141
	AT&T Inc.	4.400%	4/30/2031	400	395
	AT&T Inc.	2.750%	6/1/2031	510	465
	AT&T Inc.	2.250%	2/1/2032	430	375
	AT&T Inc.	4.550%	11/1/2032	588	578
	AT&T Inc.	4.750%	4/30/2033	427	422
	AT&T Inc.	2.550%	12/1/2033	430	364
	AT&T Inc.	5.400%	2/15/2034	955	976
	AT&T Inc.	4.500%	5/15/2035	506	480
	AT&T Inc.	5.375%	8/15/2035	155	157
	AT&T Inc.	4.900%	11/1/2035	355	346
	AT&T Inc.	5.125%	4/30/2036	451	445
	AT&T Inc.	5.250%	10/30/2036	478	473
	AT&T Inc.	5.250%	3/1/2037	25	25
	AT&T Inc.	6.550%	2/15/2039	225	244
	AT&T Inc.	4.850%	3/1/2039	463	432
	AT&T Inc.	6.000%	8/15/2040	655	670
	AT&T Inc.	5.350%	9/1/2040	25	24
	AT&T Inc.	6.375%	3/1/2041	35	37
	AT&T Inc.	3.500%	6/1/2041	480	373
	AT&T Inc.	5.550%	8/15/2041	225	219
	AT&T Inc.	5.150%	3/15/2042	200	184
	AT&T Inc.	4.650%	6/1/2044	25	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.800%	6/15/2044	763	660
	AT&T Inc.	4.350%	6/15/2045	260	211
	AT&T Inc.	4.850%	7/15/2045	40	35
	AT&T Inc.	5.550%	11/1/2045	800	759
	AT&T Inc.	5.850%	4/30/2046	720	703
	AT&T Inc.	4.750%	5/15/2046	285	242
[1]	AT&T Inc.	5.150%	11/15/2046	325	292
	AT&T Inc.	5.650%	2/15/2047	392	377
	AT&T Inc.	5.450%	3/1/2047	408	379
	AT&T Inc.	4.500%	3/9/2048	385	311
	AT&T Inc.	4.550%	3/9/2049	200	161
	AT&T Inc.	5.150%	2/15/2050	350	308
	AT&T Inc.	3.300%	2/1/2052	55	35
	AT&T Inc.	3.500%	9/15/2053	1,765	1,167
	AT&T Inc.	5.700%	11/1/2054	600	566
	AT&T Inc.	3.550%	9/15/2055	543	354
	AT&T Inc.	6.000%	4/30/2056	605	594
	AT&T Inc.	6.050%	8/15/2056	170	168
	AT&T Inc.	6.200%	10/30/2056	400	403
	AT&T Inc.	3.800%	12/1/2057	1,160	788
	AT&T Inc.	3.650%	9/15/2059	1,270	828
	AT&T Inc.	3.850%	6/1/2060	112	76
	AT&T Inc.	3.500%	2/1/2061	77	48
	AT&T Inc.	6.300%	10/30/2066	200	201
	Baidu Inc.	3.625%	7/6/2027	200	199
	Baidu Inc.	4.375%	3/29/2028	200	200
	Baidu Inc.	4.875%	11/14/2028	200	202
	Baidu Inc.	2.375%	8/23/2031	200	181
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	100	100
[2]	Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	75	75
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	50	40
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	225	214
	Booking Holdings Inc.	3.550%	3/15/2028	130	128
	Booking Holdings Inc.	5.375%	5/7/2036	117	117
	British Telecommunications plc	9.625%	12/15/2030	640	762
	Charter Communications Operating LLC	3.750%	2/15/2028	150	147
	Charter Communications Operating LLC	5.050%	3/30/2029	964	964
	Charter Communications Operating LLC	2.800%	4/1/2031	59	53
	Charter Communications Operating LLC	2.300%	2/1/2032	365	311
	Charter Communications Operating LLC	6.650%	2/1/2034	350	361
	Charter Communications Operating LLC	6.550%	6/1/2034	418	429
	Charter Communications Operating LLC	6.384%	10/23/2035	455	458
	Charter Communications Operating LLC	5.850%	12/1/2035	294	286
	Charter Communications Operating LLC	5.375%	4/1/2038	868	774
	Charter Communications Operating LLC	3.500%	6/1/2041	200	140
	Charter Communications Operating LLC	3.500%	3/1/2042	50	34
	Charter Communications Operating LLC	6.484%	10/23/2045	715	660
	Charter Communications Operating LLC	5.375%	5/1/2047	290	234
	Charter Communications Operating LLC	5.750%	4/1/2048	1,215	1,022
	Charter Communications Operating LLC	5.125%	7/1/2049	40	31
	Charter Communications Operating LLC	4.800%	3/1/2050	355	263
	Charter Communications Operating LLC	3.900%	6/1/2052	1,345	853
	Charter Communications Operating LLC	5.250%	4/1/2053	579	451
	Charter Communications Operating LLC	3.850%	4/1/2061	10	6
	Charter Communications Operating LLC	4.400%	12/1/2061	75	48
	Charter Communications Operating LLC	3.950%	6/30/2062	1,183	694
	Comcast Corp.	3.150%	2/15/2028	135	133
	Comcast Corp.	4.150%	10/15/2028	936	933
	Comcast Corp.	5.100%	6/1/2029	624	636
	Comcast Corp.	2.650%	2/1/2030	400	374
	Comcast Corp.	4.250%	10/15/2030	860	849
	Comcast Corp.	1.950%	1/15/2031	717	636
	Comcast Corp.	1.500%	2/15/2031	285	247
	Comcast Corp.	5.500%	11/15/2032	455	472
	Comcast Corp.	4.250%	1/15/2033	295	284
	Comcast Corp.	7.050%	3/15/2033	346	388
	Comcast Corp.	4.800%	5/15/2033	706	701
	Comcast Corp.	5.300%	6/1/2034	485	493
	Comcast Corp.	4.200%	8/15/2034	255	240
	Comcast Corp.	5.300%	5/15/2035	289	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	5.650%	6/15/2035	150	155
	Comcast Corp.	6.500%	11/15/2035	475	519
	Comcast Corp.	6.950%	8/15/2037	675	757
	Comcast Corp.	3.900%	3/1/2038	410	353
	Comcast Corp.	6.550%	7/1/2039	450	487
	Comcast Corp.	3.750%	4/1/2040	355	288
	Comcast Corp.	3.400%	7/15/2046	1,050	724
	Comcast Corp.	4.000%	8/15/2047	55	41
	Comcast Corp.	3.969%	11/1/2047	1,110	823
	Comcast Corp.	4.700%	10/15/2048	570	469
	Comcast Corp.	2.800%	1/15/2051	95	55
	Comcast Corp.	2.887%	11/1/2051	935	546
	Comcast Corp.	2.450%	8/15/2052	1,535	802
	Comcast Corp.	5.650%	6/1/2054	576	531
	Comcast Corp.	2.937%	11/1/2056	1,177	660
	Comcast Corp.	4.950%	10/15/2058	190	156
	Comcast Corp.	2.650%	8/15/2062	104	51
	Comcast Corp.	2.987%	11/1/2063	48	26
	Comcast Corp.	5.500%	5/15/2064	760	672
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	1,286	1,454
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	150	183
	Electronic Arts Inc.	1.850%	2/15/2031	350	324
	Expedia Group Inc.	3.800%	2/15/2028	50	49
	Expedia Group Inc.	3.250%	2/15/2030	210	199
	Expedia Group Inc.	2.950%	3/15/2031	200	184
	Expedia Group Inc.	5.400%	2/15/2035	215	214
	Expedia Group Inc.	5.500%	4/15/2036	150	148
	FactSet Research Systems Inc.	3.450%	3/1/2032	556	504
	Fox Corp.	6.500%	10/13/2033	175	188
	Fox Corp.	5.476%	1/25/2039	665	654
	Fox Corp.	5.576%	1/25/2049	280	264
	MercadoLibre Inc.	4.900%	1/15/2033	257	250
	Meta Platforms Inc.	3.500%	8/15/2027	50	50
	Meta Platforms Inc.	4.800%	5/15/2030	750	760
	Meta Platforms Inc.	4.200%	11/15/2030	988	975
	Meta Platforms Inc.	4.550%	5/15/2031	700	697
	Meta Platforms Inc.	4.550%	8/15/2031	845	843
	Meta Platforms Inc.	3.850%	8/15/2032	1,000	949
	Meta Platforms Inc.	4.600%	11/15/2032	608	600
	Meta Platforms Inc.	4.875%	5/15/2033	463	462
	Meta Platforms Inc.	4.950%	5/15/2033	259	260
	Meta Platforms Inc.	4.750%	8/15/2034	424	417
	Meta Platforms Inc.	4.875%	11/15/2035	1,711	1,671
	Meta Platforms Inc.	5.250%	5/15/2036	1,308	1,307
	Meta Platforms Inc.	5.500%	11/15/2045	1,162	1,090
	Meta Platforms Inc.	6.200%	5/15/2046	935	945
	Meta Platforms Inc.	4.450%	8/15/2052	510	399
	Meta Platforms Inc.	5.600%	5/15/2053	350	324
	Meta Platforms Inc.	5.400%	8/15/2054	1,415	1,265
[1]	Meta Platforms Inc.	5.625%	11/15/2055	1,200	1,105
	Meta Platforms Inc.	6.300%	5/15/2056	1,386	1,397
	Meta Platforms Inc.	4.650%	8/15/2062	356	275
	Meta Platforms Inc.	5.750%	5/15/2063	730	670
	Meta Platforms Inc.	5.550%	8/15/2064	248	221
	Meta Platforms Inc.	5.750%	11/15/2065	1,207	1,104
	Meta Platforms Inc.	6.450%	5/15/2066	675	679
	NBCUniversal Media LLC	6.400%	4/30/2040	110	118
	NBCUniversal Media LLC	5.950%	4/1/2041	285	290
	NBCUniversal Media LLC	4.450%	1/15/2043	205	171
	Netflix Inc.	5.875%	11/15/2028	135	140
	Netflix Inc.	6.375%	5/15/2029	85	90
	Netflix Inc.	4.900%	8/15/2034	785	789
	Omnicom Group Inc.	4.650%	10/1/2028	140	140
	Omnicom Group Inc.	4.750%	3/30/2030	50	50
	Omnicom Group Inc.	2.600%	8/1/2031	25	22
	Omnicom Group Inc.	5.300%	11/1/2034	25	25
	Omnicom Group Inc.	5.400%	10/1/2048	275	246
	Orange SA	9.000%	3/1/2031	865	1,016
	Orange SA	5.375%	1/13/2042	304	295
	Rogers Communications Inc.	3.800%	3/15/2032	660	616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	5.300%	2/15/2034	230	229
	Rogers Communications Inc.	4.500%	3/15/2042	135	115
	Rogers Communications Inc.	4.300%	2/15/2048	155	122
	Rogers Communications Inc.	4.350%	5/1/2049	50	40
	Rogers Communications Inc.	3.700%	11/15/2049	55	40
	Rogers Communications Inc.	4.550%	3/15/2052	1,148	912
	Sprint Capital Corp.	6.875%	11/15/2028	213	224
	Sprint Capital Corp.	8.750%	3/15/2032	971	1,151
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	665	670
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	365	348
	Telefonica Emisiones SA	7.045%	6/20/2036	280	311
	Telefonica Emisiones SA	4.665%	3/6/2038	30	27
	Telefonica Emisiones SA	5.213%	3/8/2047	356	316
	Telefonica Emisiones SA	4.895%	3/6/2048	1,013	859
	Telefonica Europe BV	8.250%	9/15/2030	860	970
	TELUS Corp.	3.700%	9/15/2027	200	198
	TELUS Corp.	3.400%	5/13/2032	428	392
	TELUS Corp.	4.300%	6/15/2049	315	252
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	425	480
	Time Warner Cable LLC	6.550%	5/1/2037	816	815
	Time Warner Cable LLC	7.300%	7/1/2038	175	182
	Time Warner Cable LLC	6.750%	6/15/2039	25	25
	Time Warner Cable LLC	5.875%	11/15/2040	400	360
	Time Warner Cable LLC	5.500%	9/1/2041	125	108
	Time Warner Cable LLC	4.500%	9/15/2042	225	170
	T-Mobile USA Inc.	2.050%	2/15/2028	1,285	1,237
	T-Mobile USA Inc.	4.950%	3/15/2028	100	101
	T-Mobile USA Inc.	4.800%	7/15/2028	448	451
	T-Mobile USA Inc.	4.850%	1/15/2029	555	560
	T-Mobile USA Inc.	2.400%	3/15/2029	340	321
	T-Mobile USA Inc.	3.375%	4/15/2029	79	77
	T-Mobile USA Inc.	4.200%	10/1/2029	200	198
	T-Mobile USA Inc.	3.875%	4/15/2030	1,662	1,617
	T-Mobile USA Inc.	2.550%	2/15/2031	327	298
	T-Mobile USA Inc.	2.875%	2/15/2031	252	232
	T-Mobile USA Inc.	3.500%	4/15/2031	855	810
	T-Mobile USA Inc.	2.250%	11/15/2031	596	525
	T-Mobile USA Inc.	2.700%	3/15/2032	40	36
	T-Mobile USA Inc.	5.125%	5/15/2032	328	333
	T-Mobile USA Inc.	4.625%	1/15/2033	200	197
	T-Mobile USA Inc.	5.200%	1/15/2033	200	203
	T-Mobile USA Inc.	5.050%	7/15/2033	1,067	1,074
	T-Mobile USA Inc.	6.700%	12/15/2033	25	27
	T-Mobile USA Inc.	5.750%	1/15/2034	305	318
	T-Mobile USA Inc.	5.150%	4/15/2034	300	302
	T-Mobile USA Inc.	5.300%	5/15/2035	45	46
	T-Mobile USA Inc.	4.950%	11/15/2035	882	866
	T-Mobile USA Inc.	5.000%	2/15/2036	379	374
	T-Mobile USA Inc.	4.375%	4/15/2040	130	115
	T-Mobile USA Inc.	3.000%	2/15/2041	250	186
	T-Mobile USA Inc.	3.300%	2/15/2051	25	17
	T-Mobile USA Inc.	3.400%	10/15/2052	895	595
	T-Mobile USA Inc.	5.650%	1/15/2053	138	132
	T-Mobile USA Inc.	5.750%	1/15/2054	545	527
	T-Mobile USA Inc.	6.000%	6/15/2054	849	848
	T-Mobile USA Inc.	5.875%	11/15/2055	182	179
	T-Mobile USA Inc.	5.700%	1/15/2056	813	780
	T-Mobile USA Inc.	5.850%	2/15/2056	206	202
	T-Mobile USA Inc.	3.600%	11/15/2060	365	240
	T-Mobile USA Inc.	5.800%	9/15/2062	25	24
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	225	223
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	128	143
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,211	831
	Uber Technologies Inc.	4.300%	1/15/2030	505	500
	Uber Technologies Inc.	4.150%	1/15/2031	246	241
	Uber Technologies Inc.	4.800%	9/15/2034	160	157
	Uber Technologies Inc.	4.800%	9/15/2035	59	57
	Uber Technologies Inc.	5.350%	9/15/2054	344	320
	VeriSign Inc.	5.250%	6/1/2032	205	207
	Verizon Communications Inc.	2.100%	3/22/2028	835	803

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.329%	9/21/2028	12	13
Verizon Communications Inc.	4.016%	12/3/2029	637	628
Verizon Communications Inc.	1.500%	9/18/2030	994	877
Verizon Communications Inc.	1.680%	10/30/2030	225	199
Verizon Communications Inc.	7.750%	12/1/2030	1,145	1,285
Verizon Communications Inc.	1.750%	1/20/2031	410	362
Verizon Communications Inc.	2.550%	3/21/2031	550	502
Verizon Communications Inc.	2.355%	3/15/2032	742	651
Verizon Communications Inc.	4.750%	1/15/2033	233	231
Verizon Communications Inc.	5.050%	5/9/2033	200	202
Verizon Communications Inc.	4.500%	8/10/2033	675	656
Verizon Communications Inc.	4.400%	11/1/2034	232	221
Verizon Communications Inc.	4.780%	2/15/2035	670	651
Verizon Communications Inc.	5.250%	4/2/2035	418	421
Verizon Communications Inc.	5.850%	9/15/2035	645	677
Verizon Communications Inc.	4.272%	1/15/2036	660	612
Verizon Communications Inc.	5.000%	1/15/2036	269	264
Verizon Communications Inc.	5.401%	7/2/2037	517	519
Verizon Communications Inc.	4.812%	3/15/2039	525	492
Verizon Communications Inc.	2.650%	11/20/2040	275	196
Verizon Communications Inc.	3.400%	3/22/2041	525	409
Verizon Communications Inc.	2.850%	9/3/2041	282	202
Verizon Communications Inc.	4.750%	11/1/2041	550	497
Verizon Communications Inc.	3.850%	11/1/2042	205	165
Verizon Communications Inc.	5.750%	11/30/2045	436	429
Verizon Communications Inc.	4.862%	8/21/2046	1,077	949
Verizon Communications Inc.	5.500%	3/16/2047	25	24
Verizon Communications Inc.	4.522%	9/15/2048	310	258
Verizon Communications Inc.	5.012%	4/15/2049	380	335
Verizon Communications Inc.	4.000%	3/22/2050	419	321
Verizon Communications Inc.	3.550%	3/22/2051	1,335	939
Verizon Communications Inc.	3.875%	3/1/2052	305	226
Verizon Communications Inc.	5.875%	11/30/2055	820	806
Verizon Communications Inc.	6.200%	5/14/2056	296	300
Verizon Communications Inc.	2.987%	10/30/2056	777	461
Verizon Communications Inc.	6.050%	5/14/2058	347	351
Verizon Communications Inc.	3.000%	11/20/2060	1,340	780
Verizon Communications Inc.	3.700%	3/22/2061	52	35
Verizon Communications Inc.	6.000%	11/30/2065	546	538
Vodafone Group plc	6.250%	11/30/2032	180	192
Vodafone Group plc	5.000%	5/30/2038	810	793
Vodafone Group plc	5.250%	5/30/2048	115	104
Vodafone Group plc	4.875%	6/19/2049	405	347
Vodafone Group plc	5.750%	6/28/2054	430	411
Vodafone Group plc	5.875%	6/28/2064	500	480
Walt Disney Co.	2.000%	9/1/2029	765	711
Walt Disney Co.	3.800%	3/22/2030	415	407
Walt Disney Co.	2.650%	1/13/2031	575	533
Walt Disney Co.	4.000%	3/14/2031	550	540
Walt Disney Co.	6.200%	12/15/2034	30	33
Walt Disney Co.	6.400%	12/15/2035	28	31
Walt Disney Co.	4.625%	3/14/2036	55	54
Walt Disney Co.	6.150%	3/1/2037	755	821
Walt Disney Co.	3.500%	5/13/2040	435	357
Walt Disney Co.	6.150%	2/15/2041	125	134
Walt Disney Co.	4.700%	3/23/2050	250	220
Walt Disney Co.	3.800%	5/13/2060	725	524
WPP 2025 LLC	6.500%	3/30/2036	190	186
				140,478
Consumer Discretionary (6.6%)
Alibaba Group Holding Ltd.	4.500%	11/28/2034	210	207
Alibaba Group Holding Ltd.	5.250%	5/26/2035	45	47
Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,300	1,188
Alibaba Group Holding Ltd.	2.700%	2/9/2041	275	206
Alibaba Group Holding Ltd.	4.400%	12/6/2057	216	179
Amazon.com Inc.	3.150%	8/22/2027	608	602
Amazon.com Inc.	3.850%	3/13/2028	1,170	1,165
Amazon.com Inc.	1.650%	5/12/2028	1,229	1,173
Amazon.com Inc.	3.900%	11/20/2028	824	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.000%	3/13/2029	540	536
	Amazon.com Inc.	3.450%	4/13/2029	515	504
	Amazon.com Inc.	4.650%	12/1/2029	687	694
	Amazon.com Inc.	4.100%	11/20/2030	713	703
	Amazon.com Inc.	4.250%	3/13/2031	961	950
	Amazon.com Inc.	2.100%	5/12/2031	1,335	1,195
	Amazon.com Inc.	3.600%	4/13/2032	485	461
	Amazon.com Inc.	4.700%	12/1/2032	362	366
	Amazon.com Inc.	4.550%	3/13/2033	900	891
	Amazon.com Inc.	4.350%	3/20/2033	801	785
	Amazon.com Inc.	4.800%	12/5/2034	300	302
	Amazon.com Inc.	4.650%	11/20/2035	207	202
	Amazon.com Inc.	4.875%	3/13/2036	2,183	2,156
	Amazon.com Inc.	3.875%	8/22/2037	1,315	1,185
	Amazon.com Inc.	2.875%	5/12/2041	55	41
	Amazon.com Inc.	4.950%	12/5/2044	112	105
	Amazon.com Inc.	5.650%	3/13/2046	885	883
	Amazon.com Inc.	4.050%	8/22/2047	85	68
	Amazon.com Inc.	2.500%	6/3/2050	1,355	797
	Amazon.com Inc.	3.950%	4/13/2052	865	666
	Amazon.com Inc.	5.450%	11/20/2055	300	286
	Amazon.com Inc.	5.800%	3/13/2056	1,362	1,362
	Amazon.com Inc.	4.250%	8/22/2057	155	122
	Amazon.com Inc.	2.700%	6/3/2060	82	45
	Amazon.com Inc.	3.250%	5/12/2061	780	487
	Amazon.com Inc.	4.100%	4/13/2062	850	634
	Amazon.com Inc.	5.550%	11/20/2065	315	299
	Amazon.com Inc.	5.950%	3/13/2066	845	851
	Amazon.com Inc.	6.050%	3/13/2076	615	620
	American Honda Finance Corp.	4.550%	7/9/2027	125	125
[1]	American Honda Finance Corp.	3.500%	2/15/2028	106	104
[1]	American Honda Finance Corp.	4.550%	4/10/2028	274	274
[1]	American Honda Finance Corp.	5.125%	7/7/2028	211	213
	American Honda Finance Corp.	4.250%	9/1/2028	372	370
	American Honda Finance Corp.	5.650%	11/15/2028	200	205
	American Honda Finance Corp.	4.150%	1/8/2029	329	326
[1]	American Honda Finance Corp.	2.250%	1/12/2029	360	339
	American Honda Finance Corp.	4.900%	3/13/2029	230	232
[1]	American Honda Finance Corp.	4.400%	9/5/2029	237	235
	American Honda Finance Corp.	4.600%	4/17/2030	217	215
[1]	American Honda Finance Corp.	4.500%	9/4/2030	335	331
[1]	American Honda Finance Corp.	5.850%	10/4/2030	200	208
	American Honda Finance Corp.	4.450%	1/8/2031	189	186
[1]	American Honda Finance Corp.	4.900%	4/10/2031	83	83
[1]	American Honda Finance Corp.	5.050%	7/10/2031	300	302
[1]	American Honda Finance Corp.	4.850%	10/23/2031	265	264
	American Honda Finance Corp.	5.150%	7/9/2032	185	186
[1]	American Honda Finance Corp.	5.200%	4/8/2033	61	61
[1]	American Honda Finance Corp.	4.900%	1/10/2034	520	512
	American Honda Finance Corp.	5.100%	1/8/2036	239	235
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	274	169
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	239	178
	AutoNation Inc.	4.450%	1/15/2029	200	198
	AutoNation Inc.	2.400%	8/1/2031	280	246
	AutoNation Inc.	3.850%	3/1/2032	215	201
	AutoZone Inc.	3.750%	6/1/2027	95	94
	AutoZone Inc.	6.250%	11/1/2028	50	52
	AutoZone Inc.	5.100%	7/15/2029	215	218
	AutoZone Inc.	4.000%	4/15/2030	183	179
	AutoZone Inc.	5.125%	6/15/2030	163	165
	AutoZone Inc.	1.650%	1/15/2031	30	26
	AutoZone Inc.	4.750%	8/1/2032	310	307
	AutoZone Inc.	4.750%	2/1/2033	205	202
	AutoZone Inc.	6.550%	11/1/2033	200	217
	AutoZone Inc.	5.400%	7/15/2034	315	320
	Block Financial LLC	5.375%	9/15/2032	175	172
	BorgWarner Inc.	4.950%	8/15/2029	252	255
	BorgWarner Inc.	5.400%	8/15/2034	271	276
[1]	Brown University	2.924%	9/1/2050	560	367
	Brunswick Corp.	5.850%	3/18/2029	655	672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brunswick Corp.	2.400%	8/18/2031	291	254
	Brunswick Corp.	4.400%	9/15/2032	215	203
	California Institute of Technology	4.321%	8/1/2045	420	363
	Choice Hotels International Inc.	3.700%	1/15/2031	700	660
	Choice Hotels International Inc.	5.850%	8/1/2034	361	366
	Darden Restaurants Inc.	4.350%	10/15/2027	7	7
	Darden Restaurants Inc.	6.300%	10/10/2033	200	214
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	372	340
	DR Horton Inc.	1.400%	10/15/2027	200	192
	DR Horton Inc.	4.850%	10/15/2030	50	50
	DR Horton Inc.	5.000%	10/15/2034	420	416
	DR Horton Inc.	5.500%	10/15/2035	213	218
[1]	Duke University	2.682%	10/1/2044	355	261
[1]	Duke University	2.832%	10/1/2055	250	156
	eBay Inc.	3.600%	6/5/2027	380	377
	eBay Inc.	4.250%	3/6/2029	192	190
	eBay Inc.	2.700%	3/11/2030	100	93
	eBay Inc.	2.600%	5/10/2031	200	181
	eBay Inc.	5.125%	11/6/2035	435	429
	eBay Inc.	4.000%	7/15/2042	571	459
[1]	Emory University	2.143%	9/1/2030	455	414
[1]	Emory University	2.969%	9/1/2050	440	291
	Ferguson Enterprises Inc.	4.350%	3/15/2031	315	310
	Ferguson Enterprises Inc.	5.000%	10/3/2034	175	174
[1]	Ford Foundation	2.815%	6/1/2070	188	105
	Ford Motor Co.	7.450%	7/16/2031	835	911
	Ford Motor Co.	3.250%	2/12/2032	370	328
	Ford Motor Co.	6.100%	8/19/2032	25	26
	Ford Motor Co.	4.750%	1/15/2043	377	300
	Ford Motor Co.	7.400%	11/1/2046	45	48
	Ford Motor Co.	5.291%	12/8/2046	471	393
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	113	111
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	275	284
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	1,240	1,198
	Ford Motor Credit Co. LLC	5.918%	3/20/2028	175	178
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	225	232
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	730	757
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	516	487
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	110	112
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	250	248
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	225	224
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	25	25
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	250	254
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	215	217
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	485	458
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	385	394
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	200	199
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	135	124
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	35	36
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	261	271
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	40	43
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	360	365
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	25	26
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	777	797
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	200	189
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	265	275
	General Motors Co.	4.200%	10/1/2027	47	47
	General Motors Co.	5.350%	4/15/2028	130	132
	General Motors Co.	5.000%	10/1/2028	200	202
	General Motors Co.	5.625%	4/15/2030	312	321
	General Motors Co.	5.600%	10/15/2032	515	531
	General Motors Co.	6.250%	4/15/2035	742	780
	General Motors Co.	6.600%	4/1/2036	25	27
	General Motors Co.	6.250%	10/2/2043	445	447
	General Motors Co.	5.200%	4/1/2045	335	297
	General Motors Co.	6.750%	4/1/2046	705	744
	General Motors Co.	5.400%	4/1/2048	430	386
	General Motors Co.	5.950%	4/1/2049	75	72
	General Motors Financial Co. Inc.	5.000%	7/15/2027	146	147
	General Motors Financial Co. Inc.	2.700%	8/20/2027	130	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	6.000%	1/9/2028	225	230
	General Motors Financial Co. Inc.	5.050%	4/4/2028	300	303
	General Motors Financial Co. Inc.	2.400%	4/10/2028	225	217
	General Motors Financial Co. Inc.	5.800%	6/23/2028	870	889
	General Motors Financial Co. Inc.	4.200%	10/27/2028	278	276
	General Motors Financial Co. Inc.	4.750%	4/6/2029	154	154
	General Motors Financial Co. Inc.	4.900%	10/6/2029	125	126
	General Motors Financial Co. Inc.	5.350%	1/7/2030	890	907
	General Motors Financial Co. Inc.	5.450%	7/15/2030	110	113
	General Motors Financial Co. Inc.	4.600%	1/8/2031	203	201
	General Motors Financial Co. Inc.	5.600%	6/18/2031	464	478
	General Motors Financial Co. Inc.	3.100%	1/12/2032	410	371
	General Motors Financial Co. Inc.	5.625%	4/4/2032	35	36
	General Motors Financial Co. Inc.	6.400%	1/9/2033	80	85
	General Motors Financial Co. Inc.	6.100%	1/7/2034	610	639
	General Motors Financial Co. Inc.	5.950%	4/4/2034	235	244
	General Motors Financial Co. Inc.	5.900%	1/7/2035	850	878
	General Motors Financial Co. Inc.	6.150%	7/15/2035	327	342
	General Motors Financial Co. Inc.	5.450%	1/8/2036	44	44
	Genuine Parts Co.	1.875%	11/1/2030	690	600
[1]	George Washington University	4.126%	9/15/2048	310	250
[1]	Georgetown University	2.943%	4/1/2050	390	250
	Hasbro Inc.	3.900%	11/19/2029	350	341
	Hasbro Inc.	4.650%	3/12/2031	95	94
	Home Depot Inc.	2.800%	9/14/2027	400	394
	Home Depot Inc.	0.900%	3/15/2028	40	38
	Home Depot Inc.	1.500%	9/15/2028	520	490
	Home Depot Inc.	3.750%	9/15/2028	105	104
	Home Depot Inc.	3.900%	12/6/2028	365	363
	Home Depot Inc.	4.900%	4/15/2029	200	203
	Home Depot Inc.	4.750%	6/25/2029	451	457
	Home Depot Inc.	2.700%	4/15/2030	100	94
	Home Depot Inc.	3.950%	9/15/2030	142	140
	Home Depot Inc.	1.375%	3/15/2031	80	69
	Home Depot Inc.	1.875%	9/15/2031	882	773
	Home Depot Inc.	3.250%	4/15/2032	288	269
	Home Depot Inc.	4.500%	9/15/2032	400	398
	Home Depot Inc.	4.950%	6/25/2034	387	389
	Home Depot Inc.	4.650%	9/15/2035	196	191
	Home Depot Inc.	5.875%	12/16/2036	210	223
	Home Depot Inc.	5.400%	9/15/2040	655	661
	Home Depot Inc.	4.875%	2/15/2044	335	307
	Home Depot Inc.	4.400%	3/15/2045	225	192
	Home Depot Inc.	4.250%	4/1/2046	320	267
	Home Depot Inc.	4.500%	12/6/2048	866	735
	Home Depot Inc.	3.125%	12/15/2049	15	10
	Home Depot Inc.	3.350%	4/15/2050	75	52
	Home Depot Inc.	2.375%	3/15/2051	400	226
	Home Depot Inc.	2.750%	9/15/2051	25	15
	Home Depot Inc.	4.950%	9/15/2052	945	848
	Home Depot Inc.	5.300%	6/25/2054	395	372
	Home Depot Inc.	3.500%	9/15/2056	95	65
	Honda Motor Co. Ltd.	4.436%	7/8/2028	370	369
	Honda Motor Co. Ltd.	4.688%	7/8/2030	275	274
	Hyatt Hotels Corp.	5.050%	3/30/2028	199	201
	Hyatt Hotels Corp.	5.250%	6/30/2029	200	203
	Hyatt Hotels Corp.	5.375%	12/15/2031	70	71
	Hyatt Hotels Corp.	5.750%	3/30/2032	580	599
	Hyatt Hotels Corp.	5.400%	12/15/2035	200	198
	JD.com Inc.	3.375%	1/14/2030	450	435
[1]	Johns Hopkins University	2.813%	1/1/2060	760	440
	Las Vegas Sands Corp.	5.625%	6/15/2028	350	355
	Las Vegas Sands Corp.	3.900%	8/8/2029	455	440
	Las Vegas Sands Corp.	6.000%	6/14/2030	100	103
	Las Vegas Sands Corp.	5.300%	5/15/2031	88	88
	Las Vegas Sands Corp.	5.650%	5/18/2033	156	157
	Las Vegas Sands Corp.	6.200%	8/15/2034	110	114
	Lear Corp.	3.800%	9/15/2027	740	735
	Lear Corp.	2.600%	1/15/2032	230	203
	Lear Corp.	5.250%	5/15/2049	360	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lear Corp.	3.550%	1/15/2052	40	27
	Leggett & Platt Inc.	4.400%	3/15/2029	632	616
	Leggett & Platt Inc.	3.500%	11/15/2051	55	34
	Leland Stanford Junior University	2.413%	6/1/2050	420	250
	Lennar Corp.	4.750%	11/29/2027	285	286
	Lennar Corp.	5.200%	7/30/2030	330	335
	Lowe's Cos. Inc.	3.950%	10/15/2027	275	274
	Lowe's Cos. Inc.	4.000%	10/15/2028	268	265
	Lowe's Cos. Inc.	1.700%	10/15/2030	25	22
	Lowe's Cos. Inc.	4.250%	3/15/2031	514	504
	Lowe's Cos. Inc.	4.500%	10/15/2032	750	735
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	252
	Lowe's Cos. Inc.	5.150%	7/1/2033	415	420
	Lowe's Cos. Inc.	4.850%	10/15/2035	481	469
	Lowe's Cos. Inc.	5.500%	10/15/2035	445	458
	Lowe's Cos. Inc.	2.800%	9/15/2041	410	292
	Lowe's Cos. Inc.	4.375%	9/15/2045	285	236
	Lowe's Cos. Inc.	4.050%	5/3/2047	749	584
	Lowe's Cos. Inc.	5.125%	4/15/2050	650	582
	Lowe's Cos. Inc.	3.500%	4/1/2051	210	145
	Lowe's Cos. Inc.	4.250%	4/1/2052	655	512
	Lowe's Cos. Inc.	5.625%	4/15/2053	99	95
	Lowe's Cos. Inc.	5.750%	7/1/2053	220	215
	Lowe's Cos. Inc.	4.450%	4/1/2062	45	35
	Lowe's Cos. Inc.	5.800%	9/15/2062	345	335
	Lowe's Cos. Inc.	5.850%	4/1/2063	267	260
	Magna International Inc.	5.500%	3/21/2033	65	67
	Magna International Inc.	5.875%	6/1/2035	50	52
	Marriott International Inc.	4.200%	7/15/2027	163	163
	Marriott International Inc.	5.000%	10/15/2027	100	101
[1]	Marriott International Inc.	4.625%	6/15/2030	275	274
[1]	Marriott International Inc.	2.850%	4/15/2031	340	312
	Marriott International Inc.	4.500%	10/15/2031	259	256
[1]	Marriott International Inc.	3.500%	10/15/2032	205	189
	Marriott International Inc.	4.500%	5/1/2033	93	90
	Marriott International Inc.	5.300%	5/15/2034	220	223
	Marriott International Inc.	5.350%	3/15/2035	234	237
	Marriott International Inc.	5.250%	10/15/2035	42	42
	Marriott International Inc.	5.500%	4/15/2037	273	276
	Marriott International Inc.	5.100%	5/1/2038	200	193
	Masco Corp.	1.500%	2/15/2028	595	566
	Masco Corp.	2.000%	2/15/2031	250	220
[1]	Massachusetts Institute of Technology	3.959%	7/1/2038	155	142
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	325	217
	Massachusetts Institute of Technology	3.067%	4/1/2052	295	197
	Mattel Inc.	5.000%	11/17/2030	355	354
	McDonald's Corp.	4.800%	8/14/2028	785	792
	McDonald's Corp.	4.400%	2/12/2031	356	355
[1]	McDonald's Corp.	5.200%	5/17/2034	310	317
[1]	McDonald's Corp.	4.700%	12/9/2035	70	69
	McDonald's Corp.	5.000%	2/13/2036	230	229
[1]	McDonald's Corp.	6.300%	10/15/2037	200	218
[1]	McDonald's Corp.	3.700%	2/15/2042	200	161
[1]	McDonald's Corp.	4.600%	5/26/2045	215	187
[1]	McDonald's Corp.	4.875%	12/9/2045	328	295
[1]	McDonald's Corp.	4.450%	9/1/2048	40	33
[1]	McDonald's Corp.	3.625%	9/1/2049	390	283
[1]	McDonald's Corp.	5.150%	9/9/2052	325	297
	McDonald's Corp.	5.450%	8/14/2053	775	739
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	61	70
	Mohawk Industries Inc.	3.625%	5/15/2030	25	24
	NIKE Inc.	2.850%	3/27/2030	210	198
	NIKE Inc.	3.250%	3/27/2040	258	205
	NIKE Inc.	3.875%	11/1/2045	1,070	848
	Northwestern University	4.940%	12/1/2035	251	252
[1]	Northwestern University	4.643%	12/1/2044	600	561
[1]	Northwestern University	3.662%	12/1/2057	75	54
	O'Reilly Automotive Inc.	4.700%	6/15/2032	316	314
	O'Reilly Automotive Inc.	5.100%	3/12/2036	115	114
	Owens Corning	3.500%	2/15/2030	205	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owens Corning	5.700%	6/15/2034	355	368
	Owens Corning	5.950%	6/15/2054	460	462
	Polaris Inc.	5.600%	3/1/2031	240	239
	President & Fellows of Harvard College	4.887%	3/15/2030	504	514
	President & Fellows of Harvard College	3.150%	7/15/2046	30	22
	President & Fellows of Harvard College	2.517%	10/15/2050	145	88
	President & Fellows of Harvard College	3.300%	7/15/2056	260	177
	PulteGroup Inc.	4.250%	3/1/2031	150	146
	PulteGroup Inc.	4.900%	3/1/2036	100	97
	PVH Corp.	5.500%	6/13/2030	466	472
	Ralph Lauren Corp.	2.950%	6/15/2030	120	113
	Ralph Lauren Corp.	5.000%	6/15/2032	500	506
[1]	Rockefeller Foundation	2.492%	10/1/2050	260	157
	Ross Stores Inc.	1.875%	4/15/2031	260	229
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	250	243
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	385	383
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	524	507
	Sands China Ltd.	5.400%	8/8/2028	650	658
	Snap-on Inc.	3.100%	5/1/2050	75	50
	Stanley Black & Decker Inc.	4.250%	11/15/2028	305	304
	Stanley Black & Decker Inc.	3.000%	5/15/2032	75	68
	Stanley Black & Decker Inc.	5.200%	9/1/2040	212	201
	Starbucks Corp.	4.500%	5/15/2028	108	108
	Starbucks Corp.	4.000%	11/15/2028	210	208
	Starbucks Corp.	2.250%	3/12/2030	305	280
	Starbucks Corp.	2.550%	11/15/2030	383	351
	Starbucks Corp.	4.900%	2/15/2031	380	384
	Starbucks Corp.	3.000%	2/14/2032	375	343
	Starbucks Corp.	4.800%	2/15/2033	140	140
	Starbucks Corp.	5.000%	2/15/2034	126	127
	Starbucks Corp.	4.300%	6/15/2045	180	148
	Starbucks Corp.	3.750%	12/1/2047	214	159
	Starbucks Corp.	4.500%	11/15/2048	120	100
	Starbucks Corp.	3.500%	11/15/2050	150	105
	Tapestry Inc.	3.050%	3/15/2032	35	32
	Tapestry Inc.	5.500%	3/11/2035	110	111
	Thomas Jefferson University	3.847%	11/1/2057	25	18
	TJX Cos. Inc.	3.875%	4/15/2030	75	74
	Toll Brothers Finance Corp.	3.800%	11/1/2029	670	652
	Toll Brothers Finance Corp.	5.600%	6/15/2035	115	117
	Toyota Motor Corp.	4.186%	6/30/2027	50	50
	Toyota Motor Corp.	5.118%	7/13/2028	305	310
	Toyota Motor Corp.	2.760%	7/2/2029	205	196
	Toyota Motor Corp.	4.450%	6/30/2030	75	75
	Toyota Motor Corp.	5.123%	7/13/2033	226	231
	Toyota Motor Corp.	5.053%	6/30/2035	100	101
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	255	246
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	200	201
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	540	542
	Toyota Motor Credit Corp.	5.450%	11/10/2027	130	132
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	368	362
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	362	360
	Toyota Motor Credit Corp.	4.625%	1/12/2028	430	433
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	192
[1]	Toyota Motor Credit Corp.	4.250%	5/12/2028	189	189
	Toyota Motor Credit Corp.	4.050%	9/5/2028	250	249
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	160	163
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	285	287
	Toyota Motor Credit Corp.	3.650%	1/8/2029	50	49
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	152	151
	Toyota Motor Credit Corp.	4.950%	1/9/2030	475	482
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	100	96
	Toyota Motor Credit Corp.	4.800%	5/15/2030	125	126
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	438	439
	Toyota Motor Credit Corp.	5.550%	11/20/2030	458	476
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	165	145
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	549	541
	Toyota Motor Credit Corp.	5.100%	3/21/2031	90	92
[1]	Toyota Motor Credit Corp.	4.550%	5/14/2031	184	183
	Toyota Motor Credit Corp.	1.900%	9/12/2031	99	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toyota Motor Credit Corp.	2.400%	1/13/2032	470	418
	Toyota Motor Credit Corp.	4.650%	9/3/2032	150	149
	Toyota Motor Credit Corp.	4.700%	1/12/2033	401	400
[1]	Toyota Motor Credit Corp.	4.600%	3/11/2033	210	207
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	205	204
	Toyota Motor Credit Corp.	5.350%	1/9/2035	195	200
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	118	116
	Tractor Supply Co.	5.250%	5/15/2033	170	171
[1]	Trustees of Princeton University	2.516%	7/1/2050	270	166
[1]	University of Chicago	2.761%	4/1/2045	30	24
[1]	University of Chicago	4.003%	10/1/2053	255	201
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	330	253
[1]	University of Southern California	3.028%	10/1/2039	150	122
[1]	University of Southern California	3.841%	10/1/2047	250	198
	University of Southern California	2.805%	10/1/2050	35	22
[1]	University of Southern California	2.945%	10/1/2051	15	10
	University of Southern California	4.976%	10/1/2053	230	211
[1]	Washington University	3.524%	4/15/2054	800	576
[1]	Yale University	4.701%	4/15/2032	75	76
[1]	Yale University	2.402%	4/15/2050	465	277
					115,387
Consumer Staples (5.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	115	122
	Altria Group Inc.	6.200%	11/1/2028	470	488
	Altria Group Inc.	4.800%	2/14/2029	445	448
	Altria Group Inc.	3.400%	5/6/2030	460	440
	Altria Group Inc.	4.500%	8/6/2030	39	39
	Altria Group Inc.	2.450%	2/4/2032	450	396
	Altria Group Inc.	6.875%	11/1/2033	200	222
	Altria Group Inc.	5.625%	2/6/2035	260	267
	Altria Group Inc.	5.250%	8/6/2035	55	55
	Altria Group Inc.	3.400%	2/4/2041	640	488
	Altria Group Inc.	5.375%	1/31/2044	165	154
	Altria Group Inc.	3.875%	9/16/2046	76	57
	Altria Group Inc.	5.950%	2/14/2049	612	603
	Altria Group Inc.	4.450%	5/6/2050	550	434
	Altria Group Inc.	3.700%	2/4/2051	160	111
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	1,835	1,787
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	2,004	1,832
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	323	314
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	366	332
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	845	852
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	880	850
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	65	61
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	287	362
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	740	754
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	375	468
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	285	268
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	875	741
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	1,250	1,230
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	635	647
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	40	38
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	150	149
	Archer-Daniels-Midland Co.	4.535%	3/26/2042	135	121
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	520	445
	Avery Dennison Corp.	4.875%	12/6/2028	40	40
	Avery Dennison Corp.	2.650%	4/30/2030	50	46
	Avery Dennison Corp.	2.250%	2/15/2032	421	367
	BAT Capital Corp.	3.462%	9/6/2029	530	512
	BAT Capital Corp.	5.834%	2/20/2031	730	762
	BAT Capital Corp.	2.726%	3/25/2031	410	374
	BAT Capital Corp.	4.742%	3/16/2032	440	439
	BAT Capital Corp.	5.350%	8/15/2032	429	440
	BAT Capital Corp.	5.625%	8/15/2035	257	265
	BAT Capital Corp.	3.734%	9/25/2040	250	201
	BAT Capital Corp.	7.079%	8/2/2043	255	284
	BAT Capital Corp.	4.758%	9/6/2049	575	483
	BAT Capital Corp.	5.650%	3/16/2052	498	468
	BAT Capital Corp.	7.081%	8/2/2053	270	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT International Finance plc	5.931%	2/2/2029	350	362
	Brown-Forman Corp.	4.750%	4/15/2033	272	268
	Brown-Forman Corp.	4.500%	7/15/2045	25	21
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	395	391
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	792	739
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	109	108
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	100	97
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	109	109
	Campbell's Co.	5.200%	3/21/2029	80	81
	Campbell's Co.	4.550%	3/21/2031	467	452
	Campbell's Co.	5.400%	3/21/2034	205	199
	Campbell's Co.	4.800%	3/15/2048	350	283
	Campbell's Co.	5.250%	10/13/2054	25	21
	Church & Dwight Co. Inc.	3.150%	8/1/2027	390	385
	Church & Dwight Co. Inc.	3.950%	8/1/2047	434	341
	Church & Dwight Co. Inc.	5.000%	6/15/2052	80	73
	Clorox Co.	3.100%	10/1/2027	105	103
	Clorox Co.	4.700%	5/15/2031	400	398
	Clorox Co.	4.950%	5/15/2033	100	100
	Clorox Co.	5.250%	5/15/2036	150	150
	Coca-Cola Co.	1.450%	6/1/2027	40	39
	Coca-Cola Co.	1.500%	3/5/2028	488	467
	Coca-Cola Co.	1.000%	3/15/2028	930	881
	Coca-Cola Co.	2.125%	9/6/2029	350	328
	Coca-Cola Co.	1.650%	6/1/2030	225	203
	Coca-Cola Co.	4.650%	8/14/2034	815	817
	Coca-Cola Co.	5.300%	5/13/2054	205	198
	Coca-Cola Co.	5.200%	1/14/2055	905	862
	Coca-Cola Co.	2.750%	6/1/2060	32	19
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	120	122
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	685	571
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	165	164
	Colgate-Palmolive Co.	3.100%	8/15/2027	75	74
	Colgate-Palmolive Co.	4.200%	5/1/2030	1,122	1,124
	Colgate-Palmolive Co.	3.250%	8/15/2032	400	376
[1]	Colgate-Palmolive Co.	4.000%	8/15/2045	5	4
[1]	Colgate-Palmolive Co.	3.700%	8/1/2047	90	70
	Conagra Brands Inc.	1.375%	11/1/2027	85	81
	Conagra Brands Inc.	4.850%	11/1/2028	300	301
	Conagra Brands Inc.	5.000%	8/1/2030	460	460
	Conagra Brands Inc.	5.750%	8/1/2035	100	101
	Conagra Brands Inc.	5.300%	11/1/2038	355	333
	Conagra Brands Inc.	5.400%	11/1/2048	185	160
	Constellation Brands Inc.	3.600%	2/15/2028	465	459
	Constellation Brands Inc.	4.650%	11/15/2028	465	466
	Constellation Brands Inc.	4.800%	1/15/2029	630	633
	Constellation Brands Inc.	4.800%	5/1/2030	50	50
	Constellation Brands Inc.	4.850%	5/6/2031	150	150
	Constellation Brands Inc.	2.250%	8/1/2031	754	665
	Constellation Brands Inc.	4.950%	11/1/2035	135	131
	Constellation Brands Inc.	4.500%	5/9/2047	515	426
	Constellation Brands Inc.	3.750%	5/1/2050	150	110
	Costco Wholesale Corp.	1.750%	4/20/2032	335	291
	Diageo Capital plc	5.300%	10/24/2027	305	309
	Diageo Capital plc	2.375%	10/24/2029	275	257
	Diageo Capital plc	2.125%	4/29/2032	270	234
	Diageo Capital plc	5.500%	1/24/2033	265	274
	Diageo Capital plc	5.625%	10/5/2033	315	328
	Diageo Capital plc	3.875%	4/29/2043	50	40
	Diageo Investment Corp.	5.125%	8/15/2030	70	71
	Diageo Investment Corp.	5.625%	4/15/2035	200	208
	Diageo Investment Corp.	7.450%	4/15/2035	70	82
	Dollar General Corp.	4.125%	4/3/2050	473	363
	Dollar Tree Inc.	4.200%	5/15/2028	195	194
	Dollar Tree Inc.	2.650%	12/1/2031	537	480
	Dollar Tree Inc.	3.375%	12/1/2051	132	88
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	620	622
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	40	32
	General Mills Inc.	4.875%	1/30/2030	290	292
	General Mills Inc.	5.400%	6/15/2040	40	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	4.700%	4/17/2048	695	587
	General Mills Inc.	3.000%	2/1/2051	55	34
	Haleon US Capital LLC	3.625%	3/24/2032	675	633
	Hershey Co.	4.550%	2/24/2028	210	211
	Hershey Co.	4.750%	2/24/2030	435	441
	Hershey Co.	1.700%	6/1/2030	395	355
	Hershey Co.	3.125%	11/15/2049	25	17
	Hormel Foods Corp.	1.800%	6/11/2030	375	337
	Ingredion Inc.	3.900%	6/1/2050	535	398
	J M Smucker Co.	5.900%	11/15/2028	513	529
	J M Smucker Co.	2.375%	3/15/2030	490	452
	J M Smucker Co.	2.125%	3/15/2032	25	22
	J M Smucker Co.	6.200%	11/15/2033	275	293
	J M Smucker Co.	4.250%	3/15/2035	270	252
	J M Smucker Co.	6.500%	11/15/2043	158	168
	J M Smucker Co.	4.375%	3/15/2045	200	166
	J M Smucker Co.	6.500%	11/15/2053	150	162
	JBS NV	3.750%	12/1/2031	200	187
	JBS NV	5.750%	4/1/2033	65	67
	JBS NV	6.750%	3/15/2034	69	75
	JBS NV	5.950%	4/20/2035	425	438
	JBS NV	5.500%	1/15/2036	273	273
[3]	JBS NV	5.625%	3/10/2037	475	474
	JBS NV	6.500%	12/1/2052	290	293
	JBS NV	7.250%	11/15/2053	805	881
	JBS NV	6.250%	3/1/2056	395	386
[3]	JBS NV	6.400%	5/10/2057	150	149
	JBS NV	6.375%	4/15/2066	268	262
	Kellanova	4.300%	5/15/2028	100	100
	Kellanova	5.250%	3/1/2033	200	204
	Kellanova	4.500%	4/1/2046	40	34
	Kellanova	5.750%	5/16/2054	50	49
	Kenvue Inc.	5.050%	3/22/2028	190	192
	Kenvue Inc.	5.000%	3/22/2030	62	63
	Kenvue Inc.	4.850%	5/22/2032	235	237
	Kenvue Inc.	4.900%	3/22/2033	50	50
	Kenvue Inc.	5.050%	3/22/2053	660	602
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	725	718
	Keurig Dr Pepper Inc.	4.350%	5/15/2028	255	254
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	100	101
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	60	57
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	255	253
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	581	589
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	233	222
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	265	261
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	50	41
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	690	450
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	105	84
	Kimberly-Clark Corp.	2.000%	11/2/2031	295	260
	Kimberly-Clark Corp.	6.625%	8/1/2037	408	465
	Kimberly-Clark Corp.	5.300%	3/1/2041	333	336
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	500	505
	Kraft Heinz Foods Co.	4.625%	1/30/2029	486	486
	Kraft Heinz Foods Co.	3.750%	4/1/2030	722	699
	Kraft Heinz Foods Co.	5.200%	3/15/2032	25	25
	Kraft Heinz Foods Co.	5.400%	3/15/2035	75	76
	Kraft Heinz Foods Co.	5.000%	6/4/2042	830	742
	Kraft Heinz Foods Co.	5.200%	7/15/2045	722	641
	Kraft Heinz Foods Co.	4.375%	6/1/2046	290	232
	Kraft Heinz Foods Co.	4.875%	10/1/2049	122	102
	Kroger Co.	4.500%	1/15/2029	40	40
	Kroger Co.	5.000%	9/15/2034	920	911
	Kroger Co.	6.900%	4/15/2038	115	130
	Kroger Co.	5.150%	8/1/2043	380	353
	Kroger Co.	3.875%	10/15/2046	643	490
	Kroger Co.	4.450%	2/1/2047	210	173
	Kroger Co.	5.500%	9/15/2054	165	155
	Kroger Co.	5.650%	9/15/2064	100	94
[3]	Maple Parent Holdings Corp.	4.750%	3/26/2029	59	59
[3]	Maple Parent Holdings Corp.	6.625%	3/26/2056	150	156

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
McCormick & Co. Inc.	4.150%	2/15/2029	100	99
McCormick & Co. Inc.	1.850%	2/15/2031	630	554
Molson Coors Beverage Co.	4.900%	7/8/2031	125	125
Molson Coors Beverage Co.	5.500%	7/8/2036	309	311
Molson Coors Beverage Co.	4.200%	7/15/2046	640	512
Mondelez International Inc.	4.125%	5/7/2028	695	691
Mondelez International Inc.	1.500%	2/4/2031	755	656
Mondelez International Inc.	3.000%	3/17/2032	230	209
Mondelez International Inc.	2.625%	9/4/2050	25	15
PepsiCo Inc.	3.000%	10/15/2027	90	89
PepsiCo Inc.	4.100%	1/15/2029	500	499
PepsiCo Inc.	2.625%	7/29/2029	225	214
PepsiCo Inc.	4.600%	2/7/2030	308	311
PepsiCo Inc.	2.750%	3/19/2030	1,040	981
PepsiCo Inc.	1.625%	5/1/2030	175	158
PepsiCo Inc.	4.300%	7/23/2030	250	250
PepsiCo Inc.	3.900%	7/18/2032	100	97
PepsiCo Inc.	4.650%	7/23/2032	385	387
PepsiCo Inc.	5.000%	7/23/2035	770	777
PepsiCo Inc.	4.875%	11/1/2040	110	106
PepsiCo Inc.	2.625%	10/21/2041	587	420
PepsiCo Inc.	4.450%	4/14/2046	280	243
PepsiCo Inc.	3.450%	10/6/2046	369	274
PepsiCo Inc.	3.625%	3/19/2050	484	359
PepsiCo Inc.	2.750%	10/21/2051	250	155
PepsiCo Inc.	4.650%	2/15/2053	105	92
PepsiCo Inc.	5.250%	7/17/2054	735	707
Philip Morris International Inc.	4.375%	11/1/2027	105	105
Philip Morris International Inc.	5.125%	11/17/2027	360	364
Philip Morris International Inc.	4.875%	2/15/2028	1,025	1,034
Philip Morris International Inc.	3.875%	10/27/2028	100	99
Philip Morris International Inc.	4.875%	2/13/2029	595	601
Philip Morris International Inc.	4.125%	4/27/2029	100	99
Philip Morris International Inc.	4.625%	11/1/2029	445	447
Philip Morris International Inc.	5.625%	11/17/2029	460	476
Philip Morris International Inc.	5.125%	2/15/2030	375	382
Philip Morris International Inc.	4.375%	4/30/2030	194	193
Philip Morris International Inc.	2.100%	5/1/2030	230	210
Philip Morris International Inc.	5.500%	9/7/2030	200	207
Philip Morris International Inc.	4.000%	10/29/2030	275	269
Philip Morris International Inc.	1.750%	11/1/2030	620	550
Philip Morris International Inc.	5.125%	2/13/2031	470	480
Philip Morris International Inc.	4.750%	11/1/2031	390	392
Philip Morris International Inc.	4.250%	10/29/2032	564	548
Philip Morris International Inc.	5.750%	11/17/2032	305	320
Philip Morris International Inc.	5.375%	2/15/2033	150	154
Philip Morris International Inc.	5.625%	9/7/2033	200	209
Philip Morris International Inc.	5.250%	2/13/2034	200	204
Philip Morris International Inc.	4.900%	11/1/2034	440	438
Philip Morris International Inc.	4.875%	4/30/2035	100	99
Philip Morris International Inc.	4.625%	10/29/2035	246	237
Philip Morris International Inc.	4.875%	4/29/2036	112	110
Philip Morris International Inc.	6.375%	5/16/2038	100	110
Philip Morris International Inc.	4.375%	11/15/2041	695	609
Philip Morris International Inc.	3.875%	8/21/2042	200	163
Philip Morris International Inc.	4.125%	3/4/2043	263	220
Philip Morris International Inc.	4.875%	11/15/2043	335	305
Pilgrim's Pride Corp.	4.250%	4/15/2031	587	563
Pilgrim's Pride Corp.	3.500%	3/1/2032	55	50
Pilgrim's Pride Corp.	6.250%	7/1/2033	235	246
Pilgrim's Pride Corp.	6.875%	5/15/2034	75	81
Procter & Gamble Co.	4.050%	5/1/2030	300	298
Procter & Gamble Co.	4.100%	11/3/2032	200	196
Procter & Gamble Co.	4.550%	1/29/2034	25	25
Procter & Gamble Co.	4.600%	5/1/2035	65	65
Procter & Gamble Co.	4.350%	11/3/2035	265	257
Reynolds American Inc.	7.250%	6/15/2037	200	228
Reynolds American Inc.	6.150%	9/15/2043	200	203
Reynolds American Inc.	5.850%	8/15/2045	425	417
Sysco Corp.	3.250%	7/15/2027	448	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	5.100%	9/23/2030	460	466
	Sysco Corp.	4.400%	7/25/2031	224	219
	Sysco Corp.	4.950%	3/25/2036	167	161
	Sysco Corp.	4.450%	3/15/2048	90	73
	Sysco Corp.	6.600%	4/1/2050	715	762
	Sysco Corp.	3.150%	12/14/2051	110	70
	Target Corp.	4.350%	6/15/2028	121	121
	Target Corp.	3.375%	4/15/2029	970	947
	Target Corp.	4.500%	9/15/2032	260	260
	Target Corp.	6.350%	11/1/2032	25	27
	Target Corp.	4.500%	9/15/2034	396	385
	Target Corp.	5.000%	4/15/2035	310	311
	Target Corp.	5.250%	2/15/2036	150	153
	Target Corp.	3.900%	11/15/2047	45	35
	Target Corp.	2.950%	1/15/2052	465	296
	Tyson Foods Inc.	5.400%	3/15/2029	415	424
	Tyson Foods Inc.	4.875%	8/15/2034	299	294
	Tyson Foods Inc.	5.150%	8/15/2044	200	186
	Tyson Foods Inc.	4.550%	6/2/2047	315	269
	Tyson Foods Inc.	5.100%	9/28/2048	305	281
	Unilever Capital Corp.	4.250%	8/12/2027	415	416
	Unilever Capital Corp.	3.500%	3/22/2028	75	74
	Unilever Capital Corp.	1.375%	9/14/2030	110	97
	Unilever Capital Corp.	1.750%	8/12/2031	215	188
	Unilever Capital Corp.	5.900%	11/15/2032	375	403
	Unilever Capital Corp.	4.625%	8/12/2034	280	277
[1]	Unilever Capital Corp.	2.625%	8/12/2051	442	271
	Walmart Inc.	3.700%	6/26/2028	184	183
	Walmart Inc.	4.000%	4/30/2029	189	188
	Walmart Inc.	2.375%	9/24/2029	905	854
	Walmart Inc.	4.350%	4/28/2030	318	320
	Walmart Inc.	4.150%	4/30/2031	208	206
	Walmart Inc.	4.450%	4/30/2033	207	206
	Walmart Inc.	4.900%	4/28/2035	480	485
	Walmart Inc.	5.250%	9/1/2035	903	938
	Walmart Inc.	4.750%	4/30/2036	152	151
	Walmart Inc.	6.500%	8/15/2037	166	190
	Walmart Inc.	5.625%	4/1/2040	571	602
	Walmart Inc.	5.000%	10/25/2040	260	260
	Walmart Inc.	5.625%	4/15/2041	50	53
	Walmart Inc.	4.050%	6/29/2048	103	85
	Walmart Inc.	2.650%	9/22/2051	445	276
	Walmart Inc.	4.500%	9/9/2052	330	286
	Walmart Inc.	4.500%	4/15/2053	249	217
					95,485
Energy (7.3%)
	Antero Resources Corp.	5.400%	2/1/2036	35	35
[1]	APA Corp.	4.250%	1/15/2030	360	355
[1]	APA Corp.	5.350%	7/1/2049	300	264
	Baker Hughes Holdings LLC	4.050%	3/11/2029	100	99
	Baker Hughes Holdings LLC	4.350%	6/15/2031	588	578
	Baker Hughes Holdings LLC	4.650%	6/15/2033	230	226
	Baker Hughes Holdings LLC	5.000%	6/15/2036	836	822
	Baker Hughes Holdings LLC	5.850%	6/15/2056	693	691
	Boardwalk Pipelines LP	3.400%	2/15/2031	200	187
	Boardwalk Pipelines LP	3.600%	9/1/2032	320	296
	Boardwalk Pipelines LP	5.625%	8/1/2034	200	205
	Boardwalk Pipelines LP	5.375%	2/15/2036	465	463
	BP Capital Markets America Inc.	5.017%	11/17/2027	500	505
	BP Capital Markets America Inc.	4.234%	11/6/2028	131	131
	BP Capital Markets America Inc.	4.970%	10/17/2029	1,280	1,300
	BP Capital Markets America Inc.	4.868%	11/25/2029	192	194
	BP Capital Markets America Inc.	1.749%	8/10/2030	1,010	905
	BP Capital Markets America Inc.	2.721%	1/12/2032	555	501
	BP Capital Markets America Inc.	4.812%	2/13/2033	235	235
	BP Capital Markets America Inc.	4.893%	9/11/2033	303	303
	BP Capital Markets America Inc.	4.989%	4/10/2034	322	323
	BP Capital Markets America Inc.	5.227%	11/17/2034	460	468
	BP Capital Markets America Inc.	3.060%	6/17/2041	606	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.000%	2/24/2050	445	291
	BP Capital Markets America Inc.	2.772%	11/10/2050	490	303
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	318
	BP Capital Markets America Inc.	3.001%	3/17/2052	240	153
	BP Capital Markets America Inc.	3.379%	2/8/2061	685	444
	BP Capital Markets plc	3.279%	9/19/2027	425	421
	Burlington Resources LLC	7.200%	8/15/2031	685	761
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	51
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	530	589
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	51
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	150	156
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	493	524
	Cenovus Energy Inc.	4.650%	3/20/2031	330	327
	Cenovus Energy Inc.	2.650%	1/15/2032	445	397
	Cenovus Energy Inc.	5.400%	3/20/2036	100	100
	Cenovus Energy Inc.	5.250%	6/15/2037	100	97
	Cenovus Energy Inc.	3.750%	2/15/2052	310	223
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	226	219
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	105	89
	Cheniere Energy Inc.	5.650%	4/15/2034	249	256
[3]	Cheniere Energy Inc.	5.200%	7/30/2036	214	211
[3]	Cheniere Energy Inc.	6.000%	7/30/2056	250	250
	Cheniere Energy Partners LP	4.500%	10/1/2029	31	31
	Cheniere Energy Partners LP	4.000%	3/1/2031	915	882
	Cheniere Energy Partners LP	3.250%	1/31/2032	454	417
	Cheniere Energy Partners LP	5.950%	6/30/2033	223	234
	Cheniere Energy Partners LP	5.750%	8/15/2034	445	461
	Cheniere Energy Partners LP	5.550%	10/30/2035	120	122
[2,3]	Cheniere Energy Partners LP	5.350%	11/30/2036	250	250
[2,3]	Cheniere Energy Partners LP	6.050%	11/30/2056	100	101
	Chevron Corp.	2.236%	5/11/2030	102	94
	Chevron USA Inc.	1.018%	8/12/2027	155	150
	Chevron USA Inc.	3.950%	8/13/2027	481	481
	Chevron USA Inc.	4.475%	2/26/2028	125	126
	Chevron USA Inc.	4.050%	8/13/2028	527	525
	Chevron USA Inc.	4.300%	10/15/2030	797	796
	Chevron USA Inc.	4.500%	10/15/2032	356	356
	Chevron USA Inc.	4.850%	10/15/2035	275	275
	Chevron USA Inc.	2.343%	8/12/2050	396	228
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	120	119
	ConocoPhillips	5.900%	10/15/2032	315	337
	ConocoPhillips	6.500%	2/1/2039	50	55
	ConocoPhillips	4.875%	10/1/2047	62	55
	ConocoPhillips Co.	4.700%	1/15/2030	250	252
	ConocoPhillips Co.	4.850%	1/15/2032	215	217
	ConocoPhillips Co.	5.050%	9/15/2033	314	319
	ConocoPhillips Co.	5.000%	1/15/2035	660	661
	ConocoPhillips Co.	4.300%	11/15/2044	700	591
	ConocoPhillips Co.	3.800%	3/15/2052	30	22
	ConocoPhillips Co.	5.300%	5/15/2053	156	146
	ConocoPhillips Co.	5.550%	3/15/2054	30	29
	ConocoPhillips Co.	5.500%	1/15/2055	435	418
	ConocoPhillips Co.	4.025%	3/15/2062	115	84
	ConocoPhillips Co.	5.700%	9/15/2063	30	29
	ConocoPhillips Co.	5.650%	1/15/2065	420	406
	Continental Resources Inc.	4.375%	1/15/2028	250	249
	Continental Resources Inc.	4.900%	6/1/2044	100	82
	Coterra Energy Inc.	5.400%	2/15/2035	230	233
	Coterra Energy Inc.	5.900%	2/15/2055	230	226
	DCP Midstream Operating LP	5.600%	4/1/2044	275	263
	Devon Energy Corp.	5.200%	9/15/2034	430	433
	Devon Energy Corp.	5.600%	7/15/2041	250	247
	Devon Energy Corp.	5.000%	6/15/2045	180	162
	Devon Energy Corp.	5.750%	9/15/2054	395	382
	Diamondback Energy Inc.	3.500%	12/1/2029	825	800
	Diamondback Energy Inc.	6.250%	3/15/2033	225	241
	Diamondback Energy Inc.	5.400%	4/18/2034	300	307
	Diamondback Energy Inc.	5.550%	4/1/2035	169	174
	Diamondback Energy Inc.	5.750%	4/18/2054	243	239
	Diamondback Energy Inc.	5.900%	4/18/2064	841	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	270	281
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	250	238
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	753	665
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	30	26
	Enbridge Energy Partners LP	5.500%	9/15/2040	150	147
	Enbridge Inc.	3.700%	7/15/2027	225	223
	Enbridge Inc.	4.600%	6/20/2028	195	196
	Enbridge Inc.	4.200%	11/20/2028	100	99
	Enbridge Inc.	5.300%	4/5/2029	190	194
	Enbridge Inc.	3.125%	11/15/2029	360	343
	Enbridge Inc.	4.900%	6/20/2030	75	76
	Enbridge Inc.	6.200%	11/15/2030	1,150	1,216
	Enbridge Inc.	4.500%	2/15/2031	176	174
	Enbridge Inc.	5.700%	3/8/2033	210	218
	Enbridge Inc.	2.500%	8/1/2033	64	55
	Enbridge Inc.	5.625%	4/5/2034	260	269
	Enbridge Inc.	5.200%	11/20/2035	234	234
	Enbridge Inc.	5.450%	3/27/2036	60	61
	Enbridge Inc.	3.400%	8/1/2051	995	678
	Enbridge Inc.	6.700%	11/15/2053	372	410
	Enbridge Inc.	5.950%	4/5/2054	135	136
	Enbridge Inc.	7.200%	6/27/2054	250	267
[1]	Energy Transfer LP	5.500%	6/1/2027	275	277
	Energy Transfer LP	4.000%	10/1/2027	433	431
	Energy Transfer LP	4.950%	6/15/2028	75	76
	Energy Transfer LP	6.100%	12/1/2028	225	233
	Energy Transfer LP	5.250%	4/15/2029	45	46
	Energy Transfer LP	5.250%	7/1/2029	691	704
	Energy Transfer LP	4.150%	9/15/2029	470	463
	Energy Transfer LP	3.750%	5/15/2030	200	193
	Energy Transfer LP	6.400%	12/1/2030	810	863
	Energy Transfer LP	4.550%	1/15/2031	305	302
	Energy Transfer LP	5.750%	2/15/2033	479	499
	Energy Transfer LP	6.550%	12/1/2033	405	440
	Energy Transfer LP	5.550%	5/15/2034	430	439
	Energy Transfer LP	5.600%	9/1/2034	160	163
	Energy Transfer LP	5.700%	4/1/2035	225	231
	Energy Transfer LP	5.350%	1/15/2036	287	287
	Energy Transfer LP	6.625%	10/15/2036	635	689
[1]	Energy Transfer LP	5.800%	6/15/2038	536	546
	Energy Transfer LP	7.500%	7/1/2038	53	61
	Energy Transfer LP	6.500%	2/1/2042	40	42
	Energy Transfer LP	4.950%	1/15/2043	25	22
	Energy Transfer LP	5.950%	10/1/2043	278	274
	Energy Transfer LP	5.300%	4/1/2044	200	182
	Energy Transfer LP	5.150%	3/15/2045	275	245
	Energy Transfer LP	6.125%	12/15/2045	235	233
	Energy Transfer LP	5.300%	4/15/2047	200	179
	Energy Transfer LP	5.400%	10/1/2047	245	223
	Energy Transfer LP	6.000%	6/15/2048	690	671
	Energy Transfer LP	5.950%	5/15/2054	963	929
	Energy Transfer LP	6.200%	4/1/2055	290	288
	Energy Transfer LP	6.300%	1/15/2056	115	116
	Eni USA Inc.	7.300%	11/15/2027	360	374
	Enterprise Products Operating LLC	4.300%	6/20/2028	495	494
	Enterprise Products Operating LLC	4.150%	10/16/2028	95	95
	Enterprise Products Operating LLC	3.125%	7/31/2029	250	241
	Enterprise Products Operating LLC	4.600%	1/15/2031	970	969
	Enterprise Products Operating LLC	4.850%	1/31/2034	685	683
	Enterprise Products Operating LLC	4.950%	2/15/2035	100	100
	Enterprise Products Operating LLC	5.200%	1/15/2036	475	478
	Enterprise Products Operating LLC	7.550%	4/15/2038	585	694
	Enterprise Products Operating LLC	6.125%	10/15/2039	105	112
	Enterprise Products Operating LLC	6.450%	9/1/2040	180	197
	Enterprise Products Operating LLC	5.950%	2/1/2041	45	47
	Enterprise Products Operating LLC	5.700%	2/15/2042	227	230
	Enterprise Products Operating LLC	4.850%	8/15/2042	163	150
	Enterprise Products Operating LLC	4.450%	2/15/2043	130	114
	Enterprise Products Operating LLC	4.850%	3/15/2044	45	41
	Enterprise Products Operating LLC	5.100%	2/15/2045	70	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.900%	5/15/2046	60	54
	Enterprise Products Operating LLC	4.250%	2/15/2048	320	262
	Enterprise Products Operating LLC	4.800%	2/1/2049	110	97
	Enterprise Products Operating LLC	4.200%	1/31/2050	202	163
	Enterprise Products Operating LLC	3.700%	1/31/2051	25	18
	Enterprise Products Operating LLC	3.200%	2/15/2052	1,045	693
	Enterprise Products Operating LLC	3.300%	2/15/2053	550	369
	Enterprise Products Operating LLC	4.950%	10/15/2054	175	155
	Enterprise Products Operating LLC	3.950%	1/31/2060	365	268
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	705	703
	EOG Resources Inc.	4.400%	7/15/2028	75	75
	EOG Resources Inc.	4.400%	1/15/2031	150	148
	EOG Resources Inc.	5.000%	7/15/2032	213	216
	EOG Resources Inc.	5.350%	1/15/2036	475	482
	EOG Resources Inc.	4.950%	4/15/2050	420	376
	EOG Resources Inc.	5.650%	12/1/2054	190	187
	EOG Resources Inc.	5.950%	7/15/2055	170	174
	EQT Corp.	5.700%	4/1/2028	175	179
	EQT Corp.	5.000%	1/15/2029	398	401
	EQT Corp.	7.000%	2/1/2030	200	213
	EQT Corp.	4.750%	1/15/2031	185	184
	EQT Corp.	5.750%	2/1/2034	175	181
	Expand Energy Corp.	5.375%	3/15/2030	210	212
	Expand Energy Corp.	4.750%	2/1/2032	675	662
	Exxon Mobil Corp.	2.440%	8/16/2029	815	772
	Exxon Mobil Corp.	3.482%	3/19/2030	130	126
	Exxon Mobil Corp.	2.610%	10/15/2030	1,090	1,016
	Exxon Mobil Corp.	2.995%	8/16/2039	310	246
	Exxon Mobil Corp.	4.227%	3/19/2040	175	158
	Exxon Mobil Corp.	3.567%	3/6/2045	239	186
	Exxon Mobil Corp.	4.114%	3/1/2046	948	790
	Exxon Mobil Corp.	4.327%	3/19/2050	140	117
	Exxon Mobil Corp.	3.452%	4/15/2051	1,604	1,150
	Halliburton Co.	4.850%	11/15/2035	365	355
	Halliburton Co.	7.450%	9/15/2039	25	29
	Halliburton Co.	4.500%	11/15/2041	45	39
	Halliburton Co.	4.750%	8/1/2043	730	651
	Halliburton Co.	5.000%	11/15/2045	253	229
	Helmerich & Payne Inc.	4.850%	12/1/2029	475	476
	Helmerich & Payne Inc.	2.900%	9/29/2031	230	207
	Hess Corp.	6.000%	1/15/2040	298	315
	Hess Corp.	5.600%	2/15/2041	450	460
	HF Sinclair Corp.	4.500%	10/1/2030	570	558
	HF Sinclair Corp.	5.500%	9/1/2032	176	178
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	240	270
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	366	393
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	100	117
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	445	439
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	35	31
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	356	323
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	255	244
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	225	213
	Kinder Morgan Inc.	5.000%	2/1/2029	860	871
	Kinder Morgan Inc.	5.100%	8/1/2029	665	675
	Kinder Morgan Inc.	5.150%	6/1/2030	140	143
	Kinder Morgan Inc.	5.200%	6/1/2033	100	102
	Kinder Morgan Inc.	5.850%	6/1/2035	660	692
	Kinder Morgan Inc.	5.550%	6/1/2045	315	304
	Kinder Morgan Inc.	5.200%	3/1/2048	301	275
	Kinder Morgan Inc.	3.250%	8/1/2050	403	268
	Kinder Morgan Inc.	3.600%	2/15/2051	355	250
	Kinder Morgan Inc.	5.950%	8/1/2054	235	236
	Marathon Petroleum Corp.	3.800%	4/1/2028	595	588
	Marathon Petroleum Corp.	4.750%	9/15/2044	475	414
	Marathon Petroleum Corp.	5.000%	9/15/2054	720	615
	MPLX LP	4.000%	3/15/2028	45	45
	MPLX LP	2.650%	8/15/2030	1,145	1,057
	MPLX LP	5.000%	3/1/2033	355	354
	MPLX LP	5.500%	6/1/2034	425	432
	MPLX LP	5.400%	4/1/2035	300	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	5.400%	9/15/2035	875	876
	MPLX LP	5.300%	4/1/2036	600	593
	MPLX LP	4.700%	4/15/2048	325	271
	MPLX LP	4.950%	3/14/2052	315	267
	MPLX LP	5.650%	3/1/2053	75	70
	MPLX LP	5.950%	4/1/2055	385	374
	MPLX LP	6.200%	9/15/2055	200	201
	MPLX LP	6.100%	4/1/2056	100	99
	MPLX LP	4.900%	4/15/2058	200	164
	NOV Inc.	3.950%	12/1/2042	200	161
	Occidental Petroleum Corp.	6.625%	9/1/2030	107	114
	Occidental Petroleum Corp.	7.875%	9/15/2031	45	51
	Occidental Petroleum Corp.	5.550%	10/1/2034	940	969
	Occidental Petroleum Corp.	6.450%	9/15/2036	50	54
	Occidental Petroleum Corp.	7.950%	6/15/2039	150	180
	Occidental Petroleum Corp.	6.200%	3/15/2040	25	26
	Occidental Petroleum Corp.	6.600%	3/15/2046	656	703
	Occidental Petroleum Corp.	4.400%	4/15/2046	50	41
	Occidental Petroleum Corp.	4.200%	3/15/2048	160	126
	Occidental Petroleum Corp.	6.050%	10/1/2054	240	243
	ONEOK Inc.	4.250%	9/24/2027	1,250	1,247
	ONEOK Inc.	4.400%	10/15/2029	325	322
	ONEOK Inc.	3.250%	6/1/2030	25	24
	ONEOK Inc.	5.800%	11/1/2030	430	446
	ONEOK Inc.	6.350%	1/15/2031	280	296
	ONEOK Inc.	4.750%	10/15/2031	300	298
	ONEOK Inc.	4.950%	10/15/2032	99	99
	ONEOK Inc.	6.100%	11/15/2032	200	211
	ONEOK Inc.	6.050%	9/1/2033	350	368
	ONEOK Inc.	5.650%	9/1/2034	50	51
	ONEOK Inc.	5.050%	11/1/2034	285	280
	ONEOK Inc.	6.000%	6/15/2035	300	312
	ONEOK Inc.	5.400%	10/15/2035	225	226
	ONEOK Inc.	5.150%	10/15/2043	35	32
	ONEOK Inc.	5.600%	4/1/2044	237	223
	ONEOK Inc.	4.250%	9/15/2046	25	20
	ONEOK Inc.	4.950%	7/13/2047	100	86
	ONEOK Inc.	4.200%	10/3/2047	10	8
	ONEOK Inc.	5.200%	7/15/2048	50	44
	ONEOK Inc.	4.450%	9/1/2049	200	162
	ONEOK Inc.	6.625%	9/1/2053	375	394
	ONEOK Inc.	6.250%	10/15/2055	330	331
	ONEOK Inc.	5.850%	11/1/2064	375	352
	ONEOK Partners LP	6.850%	10/15/2037	385	422
	ONEOK Partners LP	6.125%	2/1/2041	330	337
	ONEOK Partners LP	6.200%	9/15/2043	379	385
	Ovintiv Inc.	6.500%	8/15/2034	455	489
	Ovintiv Inc.	6.625%	8/15/2037	30	32
	Ovintiv Inc.	7.100%	7/15/2053	188	209
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	108
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	83	83
	Phillips 66	3.900%	3/15/2028	325	322
	Phillips 66	2.150%	12/15/2030	100	90
	Phillips 66	4.650%	11/15/2034	105	102
	Phillips 66	5.875%	5/1/2042	880	886
	Phillips 66	4.875%	11/15/2044	310	275
	Phillips 66 Co.	4.950%	12/1/2027	675	680
	Phillips 66 Co.	5.300%	6/30/2033	200	204
	Phillips 66 Co.	5.650%	6/15/2054	105	99
	Phillips 66 Co.	5.500%	3/15/2055	175	163
[1]	Phillips 66 Co.	5.875%	3/15/2056	275	273
[1]	Phillips 66 Co.	6.200%	3/15/2056	423	425
	Pioneer Natural Resources Co.	1.900%	8/15/2030	501	452
	Pioneer Natural Resources Co.	2.150%	1/15/2031	457	412
	Plains All American Pipeline LP	3.800%	9/15/2030	855	822
	Plains All American Pipeline LP	4.700%	1/15/2031	219	218
	Plains All American Pipeline LP	5.600%	1/15/2036	182	183
	Plains All American Pipeline LP	5.150%	6/1/2042	550	505
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	412	410
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	1,000	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	43	44
	Schlumberger Investment SA	4.550%	5/7/2031	91	91
	Schlumberger Investment SA	4.800%	5/7/2033	48	48
	Schlumberger Investment SA	5.150%	5/7/2036	295	295
[3]	Shell Finance US Inc.	3.875%	11/13/2028	830	823
[1]	Shell Finance US Inc.	2.375%	11/7/2029	255	239
	Shell Finance US Inc.	4.125%	11/6/2030	672	662
	Shell Finance US Inc.	4.750%	1/6/2036	600	590
[3]	Shell Finance US Inc.	6.375%	12/15/2038	613	673
[3]	Shell Finance US Inc.	5.500%	3/25/2040	290	293
[3]	Shell Finance US Inc.	5.125%	10/15/2041	35	34
[1]	Shell Finance US Inc.	4.550%	8/12/2043	362	321
[1]	Shell Finance US Inc.	4.375%	5/11/2045	360	308
[1]	Shell Finance US Inc.	4.000%	5/10/2046	173	139
[1]	Shell Finance US Inc.	3.750%	9/12/2046	203	157
[1]	Shell Finance US Inc.	3.250%	4/6/2050	225	156
[3]	Shell Finance US Inc.	3.000%	11/26/2051	435	282
	Shell International Finance BV	2.375%	11/7/2029	45	42
	Shell International Finance BV	2.750%	4/6/2030	30	28
	Shell International Finance BV	4.125%	5/11/2035	80	79
	Shell International Finance BV	6.375%	12/15/2038	105	116
	Shell International Finance BV	3.625%	8/21/2042	804	637
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	440	439
	Spectra Energy Partners LP	4.500%	3/15/2045	385	327
	Suncor Energy Inc.	5.950%	12/1/2034	221	232
	Suncor Energy Inc.	6.800%	5/15/2038	495	546
	Targa Resources Corp.	5.200%	7/1/2027	540	544
	Targa Resources Corp.	4.350%	1/15/2029	182	181
	Targa Resources Corp.	4.900%	9/15/2030	195	196
	Targa Resources Corp.	4.350%	4/15/2031	50	49
	Targa Resources Corp.	4.200%	2/1/2033	272	259
	Targa Resources Corp.	6.500%	3/30/2034	265	287
	Targa Resources Corp.	5.500%	2/15/2035	245	249
	Targa Resources Corp.	5.550%	8/15/2035	330	335
	Targa Resources Corp.	5.650%	2/15/2036	40	41
	Targa Resources Corp.	5.400%	7/30/2036	388	388
	Targa Resources Corp.	4.950%	4/15/2052	40	34
	Targa Resources Corp.	6.500%	2/15/2053	645	678
	Targa Resources Corp.	6.125%	5/15/2055	105	105
	Targa Resources Partners LP	5.500%	3/1/2030	64	65
	Targa Resources Partners LP	4.875%	2/1/2031	125	125
	Targa Resources Partners LP	4.000%	1/15/2032	157	149
	TotalEnergies Capital International SA	3.455%	2/19/2029	450	441
	TotalEnergies Capital International SA	2.986%	6/29/2041	862	646
	TotalEnergies Capital International SA	3.461%	7/12/2049	205	147
	TotalEnergies Capital International SA	3.127%	5/29/2050	100	67
	TotalEnergies Capital SA	3.883%	10/11/2028	315	313
	TotalEnergies Capital SA	5.150%	4/5/2034	200	204
	TotalEnergies Capital SA	5.488%	4/5/2054	990	960
	TotalEnergies Capital SA	5.638%	4/5/2064	335	325
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	444	438
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	348	344
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	413	407
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	655	652
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	405	392
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	45	47
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	575	611
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	750	887
[1]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	94	95
[1]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	58	59
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,350	1,339
	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	697	692
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	45	44
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	100	87
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	105	89
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	217	214
	Valero Energy Corp.	4.350%	6/1/2028	570	569
	Valero Energy Corp.	5.150%	2/15/2030	425	433
	Valero Energy Corp.	2.800%	12/1/2031	200	181
	Valero Energy Corp.	5.150%	3/10/2036	150	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Viper Energy Partners LLC	4.900%	8/1/2030	65	65
	Viper Energy Partners LLC	5.700%	8/1/2035	265	271
	Western Midstream Operating LP	4.800%	3/1/2031	215	214
	Western Midstream Operating LP	6.150%	4/1/2033	200	210
	Western Midstream Operating LP	5.450%	11/15/2034	65	65
	Western Midstream Operating LP	5.500%	12/15/2035	111	111
	Western Midstream Operating LP	5.450%	4/1/2044	285	260
	Western Midstream Operating LP	5.250%	2/1/2050	580	507
	Williams Cos. Inc.	4.900%	3/15/2029	55	55
	Williams Cos. Inc.	4.625%	6/30/2030	153	153
	Williams Cos. Inc.	3.500%	11/15/2030	85	81
[1]	Williams Cos. Inc.	7.500%	1/15/2031	612	682
	Williams Cos. Inc.	2.600%	3/15/2031	134	122
	Williams Cos. Inc.	4.650%	8/15/2032	200	198
	Williams Cos. Inc.	5.650%	3/15/2033	279	289
	Williams Cos. Inc.	5.150%	3/15/2034	200	200
	Williams Cos. Inc.	5.600%	3/15/2035	740	758
	Williams Cos. Inc.	5.300%	9/30/2035	215	215
	Williams Cos. Inc.	5.150%	3/15/2036	305	301
	Williams Cos. Inc.	5.400%	3/4/2044	105	99
	Williams Cos. Inc.	4.900%	1/15/2045	400	354
	Williams Cos. Inc.	5.100%	9/15/2045	65	60
	Williams Cos. Inc.	3.500%	10/15/2051	855	591
	Williams Cos. Inc.	5.950%	3/15/2056	336	334
	Woodside Finance Ltd.	4.900%	5/19/2028	650	654
	Woodside Finance Ltd.	5.400%	5/19/2030	568	579
	Woodside Finance Ltd.	5.700%	5/19/2032	100	103
	Woodside Finance Ltd.	5.100%	9/12/2034	115	114
	Woodside Finance Ltd.	6.000%	5/19/2035	257	268
	Woodside Finance Ltd.	5.700%	9/12/2054	100	96
					126,858
Financials (28.3%)
	AerCap Ireland Capital DAC	3.875%	1/23/2028	235	232
	AerCap Ireland Capital DAC	4.875%	4/1/2028	680	684
	AerCap Ireland Capital DAC	5.750%	6/6/2028	212	217
	AerCap Ireland Capital DAC	3.000%	10/29/2028	585	564
	AerCap Ireland Capital DAC	5.100%	1/19/2029	275	278
	AerCap Ireland Capital DAC	4.125%	2/28/2029	179	177
	AerCap Ireland Capital DAC	4.625%	9/10/2029	325	324
	AerCap Ireland Capital DAC	4.375%	11/15/2030	175	172
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,060	970
	AerCap Ireland Capital DAC	4.750%	1/15/2033	250	245
	AerCap Ireland Capital DAC	3.400%	10/29/2033	250	222
	AerCap Ireland Capital DAC	4.950%	9/10/2034	390	380
	AerCap Ireland Capital DAC	5.000%	11/15/2035	188	182
	AerCap Ireland Capital DAC	3.850%	10/29/2041	675	545
	AerCap Ireland Capital DAC	6.500%	1/31/2056	180	183
	Affiliated Managers Group Inc.	5.500%	8/20/2034	162	162
	Affiliated Managers Group Inc.	5.500%	2/15/2036	137	135
	Aflac Inc.	3.600%	4/1/2030	145	140
	Aflac Inc.	4.000%	10/15/2046	85	67
	Aflac Inc.	4.750%	1/15/2049	228	198
	Alleghany Corp.	3.625%	5/15/2030	50	48
	Allstate Corp.	5.050%	6/24/2029	45	46
	Allstate Corp.	5.350%	6/1/2033	295	302
	Allstate Corp.	5.550%	5/9/2035	665	687
	Allstate Corp.	4.500%	6/15/2043	45	39
[1]	Allstate Corp.	6.500%	5/15/2057	455	464
	Ally Financial Inc.	7.100%	11/15/2027	550	569
	Ally Financial Inc.	5.737%	5/15/2029	349	355
	Ally Financial Inc.	6.992%	6/13/2029	254	264
[1]	Ally Financial Inc.	8.000%	11/1/2031	367	410
	Ally Financial Inc.	6.184%	7/26/2035	630	643
	American Express Co.	5.043%	7/26/2028	325	327
	American Express Co.	4.731%	4/25/2029	235	236
	American Express Co.	4.351%	7/20/2029	390	389
	American Express Co.	5.282%	7/27/2029	660	670
	American Express Co.	5.532%	4/25/2030	390	400
	American Express Co.	4.444%	5/3/2030	149	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	5.085%	1/30/2031	540	548
	American Express Co.	5.016%	4/25/2031	330	334
	American Express Co.	4.989%	5/26/2033	495	493
	American Express Co.	4.918%	7/20/2033	590	591
	American Express Co.	4.420%	8/3/2033	364	354
	American Express Co.	5.043%	5/1/2034	293	294
	American Express Co.	5.625%	7/28/2034	170	174
	American Express Co.	5.915%	4/25/2035	105	109
	American Express Co.	5.284%	7/26/2035	140	142
	American Express Co.	5.442%	1/30/2036	600	612
	American Express Co.	5.667%	4/25/2036	630	653
	American Express Co.	4.804%	10/24/2036	615	595
	American Express Co.	4.050%	12/3/2042	137	115
	American Financial Group Inc.	5.000%	9/23/2035	129	125
	American International Group Inc.	5.125%	3/27/2033	200	202
	American International Group Inc.	4.500%	7/16/2044	120	104
	American International Group Inc.	4.750%	4/1/2048	235	207
	American International Group Inc.	4.375%	6/30/2050	690	567
	American National Group Inc.	5.000%	6/15/2027	1,035	1,037
	American National Group Inc.	6.000%	7/15/2035	100	99
	Ameriprise Financial Inc.	5.700%	12/15/2028	270	278
	Ameriprise Financial Inc.	4.500%	5/13/2032	275	272
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	201
	Aon Corp.	4.500%	12/15/2028	695	695
	Aon Corp.	3.750%	5/2/2029	315	308
	Aon Corp.	2.050%	8/23/2031	90	79
	Aon Corp.	2.600%	12/2/2031	508	453
	Aon Corp.	5.000%	9/12/2032	320	322
	Aon Corp.	3.900%	2/28/2052	35	26
	Aon Global Ltd.	4.600%	6/14/2044	835	724
	Aon North America Inc.	5.300%	3/1/2031	524	535
	Aon North America Inc.	5.750%	3/1/2054	461	451
[3]	Apollo Debt Solutions BDC	5.200%	12/8/2028	120	119
	Apollo Debt Solutions BDC	5.875%	8/30/2030	94	93
[3]	Apollo Debt Solutions BDC	5.700%	1/23/2031	220	216
[3]	Apollo Debt Solutions BDC	6.550%	3/15/2032	400	405
	Apollo Debt Solutions BDC	6.550%	3/15/2032	300	304
	Apollo Global Management Inc.	4.600%	1/15/2031	115	114
	Apollo Global Management Inc.	5.150%	8/12/2035	396	388
	Apollo Global Management Inc.	5.700%	3/30/2036	311	314
	Apollo Global Management Inc.	5.800%	5/21/2054	239	230
	Apollo Global Management Inc.	6.000%	12/15/2054	95	92
	Arch Capital Group Ltd.	3.635%	6/30/2050	410	300
	Ares Capital Corp.	2.875%	6/15/2027	85	83
	Ares Capital Corp.	2.875%	6/15/2028	483	463
	Ares Capital Corp.	5.875%	3/1/2029	55	56
	Ares Capital Corp.	5.950%	7/15/2029	130	132
	Ares Capital Corp.	5.550%	1/15/2030	100	100
	Ares Capital Corp.	5.500%	9/1/2030	532	527
	Ares Capital Corp.	5.100%	1/15/2031	175	170
	Ares Capital Corp.	5.250%	4/12/2031	133	130
	Ares Capital Corp.	5.800%	3/8/2032	398	396
	Ares Management Corp.	6.375%	11/10/2028	465	482
	Ares Management Corp.	5.600%	10/11/2054	110	100
	Ares Strategic Income Fund	5.700%	3/15/2028	25	25
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	50	50
[3]	Ares Strategic Income Fund	4.850%	1/15/2029	200	195
	Ares Strategic Income Fund	6.350%	8/15/2029	220	223
	Ares Strategic Income Fund	5.600%	2/15/2030	30	30
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	200	197
[3]	Ares Strategic Income Fund	5.150%	1/15/2031	195	187
[3]	Ares Strategic Income Fund	5.550%	4/15/2031	203	198
	Ares Strategic Income Fund	6.200%	3/21/2032	95	94
	Arthur J Gallagher & Co.	4.600%	12/15/2027	203	203
	Arthur J Gallagher & Co.	4.850%	12/15/2029	234	236
	Arthur J Gallagher & Co.	2.400%	11/9/2031	200	177
	Arthur J Gallagher & Co.	5.000%	2/15/2032	229	229
	Arthur J Gallagher & Co.	6.500%	2/15/2034	200	216
	Arthur J Gallagher & Co.	5.150%	2/15/2035	405	402
	Arthur J Gallagher & Co.	3.500%	5/20/2051	200	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	5.750%	3/2/2053	585	566
	Arthur J Gallagher & Co.	5.750%	7/15/2054	150	145
	Arthur J Gallagher & Co.	5.550%	2/15/2055	100	94
	Assurant Inc.	2.650%	1/15/2032	140	123
	Assurant Inc.	5.550%	2/15/2036	25	25
	Athene Holding Ltd.	5.875%	1/15/2034	600	610
	Athene Holding Ltd.	3.450%	5/15/2052	132	83
	Athene Holding Ltd.	6.625%	10/15/2054	195	187
	Athene Holding Ltd.	6.625%	5/19/2055	340	336
	Athene Holding Ltd.	6.875%	6/28/2055	110	106
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	55	56
	Australia & New Zealand Banking Group Ltd.	3.919%	9/30/2027	165	165
	Australia & New Zealand Banking Group Ltd.	4.362%	6/18/2028	350	351
	AXA SA	8.600%	12/15/2030	225	258
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	65	63
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	65	64
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	127	123
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	490	500
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	200	197
	Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	400	400
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	300	341
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	620	646
	Banco Santander SA	3.800%	2/23/2028	860	850
	Banco Santander SA	4.379%	4/12/2028	635	633
[1]	Banco Santander SA	5.365%	7/15/2028	95	96
	Banco Santander SA	5.588%	8/8/2028	775	792
	Banco Santander SA	6.607%	11/7/2028	325	340
	Banco Santander SA	4.600%	4/15/2029	333	332
	Banco Santander SA	3.306%	6/27/2029	350	338
	Banco Santander SA	5.565%	1/17/2030	265	271
	Banco Santander SA	5.538%	3/14/2030	260	265
	Banco Santander SA	3.490%	5/28/2030	400	381
	Banco Santander SA	2.749%	12/3/2030	880	795
	Banco Santander SA	2.958%	3/25/2031	330	302
	Banco Santander SA	4.867%	4/15/2031	321	319
	Banco Santander SA	5.439%	7/15/2031	225	231
	Banco Santander SA	3.225%	11/22/2032	217	196
	Banco Santander SA	6.921%	8/8/2033	300	326
	Banco Santander SA	6.938%	11/7/2033	385	432
	Banco Santander SA	6.350%	3/14/2034	60	64
	Banco Santander SA	6.033%	1/17/2035	30	31
	Banco Santander SA	5.127%	11/6/2035	400	392
	Banco Santander SA	5.437%	4/15/2036	113	113
[1]	Bank of America Corp.	3.248%	10/21/2027	95	94
[1]	Bank of America Corp.	4.183%	11/25/2027	160	160
[1]	Bank of America Corp.	3.593%	7/21/2028	340	337
[1]	Bank of America Corp.	4.948%	7/22/2028	915	921
	Bank of America Corp.	6.204%	11/10/2028	892	914
[1]	Bank of America Corp.	3.419%	12/20/2028	804	791
	Bank of America Corp.	4.979%	1/24/2029	2,410	2,429
[1]	Bank of America Corp.	3.970%	3/5/2029	425	421
	Bank of America Corp.	4.623%	5/9/2029	680	682
[1]	Bank of America Corp.	2.087%	6/14/2029	1,045	995
[1]	Bank of America Corp.	4.271%	7/23/2029	235	234
	Bank of America Corp.	5.819%	9/15/2029	863	886
	Bank of America Corp.	4.477%	4/23/2030	3,450	3,434
[1]	Bank of America Corp.	3.194%	7/23/2030	43	41
[1]	Bank of America Corp.	2.884%	10/22/2030	1,185	1,120
	Bank of America Corp.	5.162%	1/24/2031	935	950
[1]	Bank of America Corp.	2.496%	2/13/2031	120	111
[1]	Bank of America Corp.	1.898%	7/23/2031	1,205	1,076
[1]	Bank of America Corp.	1.922%	10/24/2031	1,305	1,157
	Bank of America Corp.	4.456%	2/6/2032	405	399
	Bank of America Corp.	2.687%	4/22/2032	1,635	1,484
	Bank of America Corp.	4.695%	4/23/2032	790	786
	Bank of America Corp.	2.299%	7/21/2032	1,000	884
	Bank of America Corp.	2.572%	10/20/2032	370	330
[1]	Bank of America Corp.	2.972%	2/4/2033	795	719
	Bank of America Corp.	4.571%	4/27/2033	1,030	1,011
[1]	Bank of America Corp.	5.015%	7/22/2033	806	810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.288%	4/25/2034	375	381
	Bank of America Corp.	5.872%	9/15/2034	110	115
	Bank of America Corp.	5.468%	1/23/2035	650	664
[1]	Bank of America Corp.	5.425%	8/15/2035	425	427
	Bank of America Corp.	5.518%	10/25/2035	400	403
	Bank of America Corp.	5.511%	1/24/2036	1,280	1,311
	Bank of America Corp.	5.464%	5/9/2036	611	624
	Bank of America Corp.	2.482%	9/21/2036	962	839
	Bank of America Corp.	5.045%	2/6/2037	1,405	1,384
	Bank of America Corp.	3.846%	3/8/2037	1,010	940
	Bank of America Corp.	5.489%	4/23/2037	1,000	995
[1]	Bank of America Corp.	4.244%	4/24/2038	160	146
	Bank of America Corp.	7.750%	5/14/2038	723	865
[1]	Bank of America Corp.	4.078%	4/23/2040	425	371
[1]	Bank of America Corp.	2.676%	6/19/2041	1,049	761
[1]	Bank of America Corp.	5.875%	2/7/2042	550	569
	Bank of America Corp.	3.311%	4/22/2042	530	410
[1]	Bank of America Corp.	5.000%	1/21/2044	389	365
[1]	Bank of America Corp.	4.875%	4/1/2044	364	337
[1]	Bank of America Corp.	4.750%	4/21/2045	375	330
[1]	Bank of America Corp.	4.443%	1/20/2048	210	179
[1]	Bank of America Corp.	3.946%	1/23/2049	1,121	878
[1]	Bank of America Corp.	4.330%	3/15/2050	191	157
[1]	Bank of America Corp.	4.083%	3/20/2051	705	557
[1]	Bank of America Corp.	2.831%	10/24/2051	439	275
[1]	Bank of America Corp.	3.483%	3/13/2052	180	128
	Bank of America Corp.	2.972%	7/21/2052	1,295	837
[1]	Bank of America NA	6.000%	10/15/2036	299	317
[1]	Bank of Montreal	4.700%	9/14/2027	278	279
	Bank of Montreal	5.203%	2/1/2028	145	147
	Bank of Montreal	4.062%	9/22/2028	500	498
	Bank of Montreal	5.717%	9/25/2028	208	214
[1]	Bank of Montreal	4.338%	3/19/2030	130	129
	Bank of Montreal	4.640%	9/10/2030	410	410
	Bank of Montreal	5.511%	6/4/2031	210	218
	Bank of Montreal	4.350%	9/22/2031	85	84
[1]	Bank of Montreal	4.439%	1/14/2032	23	23
[1]	Bank of Montreal	3.803%	12/15/2032	252	248
	Bank of Montreal	3.088%	1/10/2037	265	237
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	338	334
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	475	473
	Bank of New York Mellon Corp.	4.441%	6/9/2028	281	282
[1]	Bank of New York Mellon Corp.	3.992%	6/13/2028	280	279
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	340	322
	Bank of New York Mellon Corp.	4.890%	7/21/2028	125	126
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	503	513
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	271	262
[1]	Bank of New York Mellon Corp.	1.900%	1/25/2029	325	305
	Bank of New York Mellon Corp.	4.729%	4/20/2029	346	348
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	197	190
	Bank of New York Mellon Corp.	4.026%	1/22/2030	269	266
	Bank of New York Mellon Corp.	4.942%	2/11/2031	245	248
[1]	Bank of New York Mellon Corp.	1.800%	7/28/2031	105	92
	Bank of New York Mellon Corp.	4.540%	4/23/2032	167	166
	Bank of New York Mellon Corp.	5.060%	7/22/2032	450	457
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	20	19
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	593	625
	Bank of New York Mellon Corp.	4.706%	2/1/2034	203	201
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	200	200
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	240	262
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	508	515
	Bank of New York Mellon Corp.	5.225%	11/20/2035	290	294
	Bank of New York Mellon Corp.	5.316%	6/6/2036	355	360
	Bank of New York Mellon Corp.	5.606%	7/21/2039	95	97
[1]	Bank of Nova Scotia	5.400%	6/4/2027	1,425	1,442
	Bank of Nova Scotia	4.404%	9/8/2028	475	475
	Bank of Nova Scotia	4.932%	2/14/2029	150	151
	Bank of Nova Scotia	4.850%	2/1/2030	582	587
	Bank of Nova Scotia	4.247%	2/2/2030	372	368
	Bank of Nova Scotia	2.450%	2/2/2032	450	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	5.650%	2/1/2034	250	261
	Bank of Nova Scotia	4.813%	2/2/2034	233	230
	Bank of Nova Scotia	4.588%	5/4/2037	323	311
	Barclays plc	4.337%	1/10/2028	910	908
	Barclays plc	4.836%	5/9/2028	840	841
	Barclays plc	5.501%	8/9/2028	230	232
	Barclays plc	4.837%	9/10/2028	75	75
	Barclays plc	7.385%	11/2/2028	980	1,016
[1]	Barclays plc	4.972%	5/16/2029	602	605
	Barclays plc	6.490%	9/13/2029	200	208
	Barclays plc	4.476%	11/11/2029	735	730
	Barclays plc	5.690%	3/12/2030	325	333
	Barclays plc	4.219%	5/24/2030	273	269
[1]	Barclays plc	5.088%	6/20/2030	311	312
	Barclays plc	4.942%	9/10/2030	550	552
	Barclays plc	5.367%	2/25/2031	30	30
	Barclays plc	2.645%	6/24/2031	200	183
	Barclays plc	4.521%	2/24/2032	314	308
	Barclays plc	2.667%	3/10/2032	825	744
	Barclays plc	2.894%	11/24/2032	296	265
	Barclays plc	7.437%	11/2/2033	470	526
	Barclays plc	6.224%	5/9/2034	428	451
	Barclays plc	7.119%	6/27/2034	160	175
	Barclays plc	6.692%	9/13/2034	480	519
	Barclays plc	5.335%	9/10/2035	200	199
	Barclays plc	5.785%	2/25/2036	600	612
	Barclays plc	5.207%	2/24/2037	168	163
	Barclays plc	3.811%	3/10/2042	375	296
	Barclays plc	3.330%	11/24/2042	552	413
	Barclays plc	5.250%	8/17/2045	625	586
	Barclays plc	5.860%	8/11/2046	237	236
	Barclays plc	6.036%	3/12/2055	320	331
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	125	122
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	99	89
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	769	632
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	445	367
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	1,516	1,153
	BGC Group Inc.	6.600%	6/10/2029	401	414
	BGC Group Inc.	6.150%	4/2/2030	125	128
	BlackRock Funding Inc.	5.250%	3/14/2054	435	411
	BlackRock Funding Inc.	5.350%	1/8/2055	425	408
	Blackrock Inc.	3.250%	4/30/2029	90	88
	Blackrock Inc.	2.100%	2/25/2032	140	123
	Blackrock Inc.	4.750%	5/25/2033	658	663
	Blackstone Private Credit Fund	7.300%	11/27/2028	17	18
	Blackstone Private Credit Fund	4.000%	1/15/2029	80	77
	Blackstone Private Credit Fund	5.950%	7/16/2029	404	405
	Blackstone Private Credit Fund	5.250%	4/1/2030	250	243
	Blackstone Private Credit Fund	5.050%	9/10/2030	520	499
	Blackstone Private Credit Fund	5.350%	3/12/2031	200	193
	Blackstone Private Credit Fund	6.000%	1/29/2032	240	237
	Blackstone Private Credit Fund	6.000%	11/22/2034	20	19
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	197	194
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	225	222
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	140	136
	Blackstone Secured Lending Fund	2.850%	9/30/2028	150	142
	Blackstone Secured Lending Fund	5.125%	1/31/2031	385	370
	Blue Owl Capital Corp.	2.875%	6/11/2028	85	80
	Blue Owl Capital Corp.	5.950%	3/15/2029	640	640
	Blue Owl Capital Corp.	6.200%	7/15/2030	85	85
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	40	41
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	670	695
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	50	50
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	315	307
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	35	35
	Blue Owl Finance LLC	3.125%	6/10/2031	545	481
	Blue Owl Finance LLC	6.250%	4/18/2034	80	79
	Brighthouse Financial Inc.	3.850%	12/22/2051	265	160
	Brookfield Asset Management Ltd.	4.832%	4/15/2031	100	100
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	300	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	193	189
	Brookfield Finance I UK plc	2.340%	1/30/2032	325	284
	Brookfield Finance Inc.	3.900%	1/25/2028	800	792
	Brookfield Finance Inc.	4.350%	4/15/2030	345	339
	Brookfield Finance Inc.	2.724%	4/15/2031	430	390
	Brookfield Finance Inc.	6.350%	1/5/2034	235	250
	Brookfield Finance Inc.	5.675%	1/15/2035	70	71
	Brookfield Finance Inc.	3.500%	3/30/2051	95	65
	Brookfield Finance Inc.	3.625%	2/15/2052	255	177
	Brookfield Finance Inc.	5.968%	3/4/2054	50	50
	Brookfield Finance LLC	3.450%	4/15/2050	645	438
	Brown & Brown Inc.	4.700%	6/23/2028	535	536
	Brown & Brown Inc.	4.500%	3/15/2029	310	308
	Brown & Brown Inc.	4.900%	6/23/2030	415	415
	Brown & Brown Inc.	2.375%	3/15/2031	175	155
	Brown & Brown Inc.	5.250%	6/23/2032	380	381
	Brown & Brown Inc.	5.650%	6/11/2034	202	204
	Brown & Brown Inc.	5.550%	6/23/2035	530	531
	Brown & Brown Inc.	6.250%	6/23/2055	180	181
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	395	399
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	610	614
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	775	768
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	280	285
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	499	495
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	309	330
	Capital One Financial Corp.	3.800%	1/31/2028	85	84
	Capital One Financial Corp.	5.468%	2/1/2029	755	766
	Capital One Financial Corp.	6.312%	6/8/2029	240	248
	Capital One Financial Corp.	5.700%	2/1/2030	200	205
	Capital One Financial Corp.	5.463%	7/26/2030	200	204
	Capital One Financial Corp.	4.493%	9/11/2031	375	368
[1]	Capital One Financial Corp.	7.624%	10/30/2031	735	810
	Capital One Financial Corp.	4.722%	1/30/2032	217	214
	Capital One Financial Corp.	2.618%	11/2/2032	251	222
	Capital One Financial Corp.	5.268%	5/10/2033	300	301
	Capital One Financial Corp.	6.377%	6/8/2034	250	265
	Capital One Financial Corp.	7.964%	11/2/2034	300	346
	Capital One Financial Corp.	6.051%	2/1/2035	595	618
	Capital One Financial Corp.	5.884%	7/26/2035	225	231
	Capital One Financial Corp.	6.183%	1/30/2036	620	634
	Capital One Financial Corp.	5.197%	9/11/2036	200	195
	Capital One Financial Corp.	5.399%	1/30/2037	31	31
[1]	Capital One NA	2.700%	2/6/2030	225	211
	Capital Southwest Corp.	5.950%	9/18/2030	100	100
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	75	72
	Charles Schwab Corp.	3.200%	1/25/2028	75	74
	Charles Schwab Corp.	4.000%	2/1/2029	200	198
	Charles Schwab Corp.	5.643%	5/19/2029	260	266
	Charles Schwab Corp.	2.750%	10/1/2029	321	304
	Charles Schwab Corp.	6.196%	11/17/2029	228	237
	Charles Schwab Corp.	4.744%	5/21/2030	200	201
	Charles Schwab Corp.	1.650%	3/11/2031	272	238
	Charles Schwab Corp.	2.300%	5/13/2031	55	49
	Charles Schwab Corp.	4.343%	11/14/2031	750	739
	Charles Schwab Corp.	1.950%	12/1/2031	788	686
	Charles Schwab Corp.	2.900%	3/3/2032	580	527
	Charles Schwab Corp.	5.853%	5/19/2034	325	340
	Charles Schwab Corp.	4.914%	11/14/2036	325	316
	Charles Schwab Corp.	5.493%	5/21/2037	275	279
	Chubb INA Holdings LLC	4.650%	8/15/2029	31	31
	Chubb INA Holdings LLC	5.000%	3/15/2034	755	758
	Chubb INA Holdings LLC	4.900%	8/15/2035	235	232
	Chubb INA Holdings LLC	5.300%	5/20/2036	305	309
	Chubb INA Holdings LLC	6.000%	5/11/2037	110	117
[1]	Chubb INA Holdings LLC	6.500%	5/15/2038	30	33
	Chubb INA Holdings LLC	4.150%	3/13/2043	200	170
	Chubb INA Holdings LLC	4.350%	11/3/2045	168	144
	Chubb INA Holdings LLC	3.050%	12/15/2061	625	382
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	291	304
	Citibank NA	4.838%	8/6/2029	475	481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Citibank NA	4.914%	5/29/2030	643	652
[1]	Citibank NA	5.570%	4/30/2034	850	885
	Citigroup Inc.	4.450%	9/29/2027	1,069	1,068
	Citigroup Inc.	4.125%	7/25/2028	290	287
	Citigroup Inc.	4.786%	3/4/2029	1,245	1,250
[1]	Citigroup Inc.	4.075%	4/23/2029	845	839
	Citigroup Inc.	5.174%	2/13/2030	510	517
[1]	Citigroup Inc.	3.980%	3/20/2030	1,310	1,287
	Citigroup Inc.	4.542%	9/19/2030	405	403
[1]	Citigroup Inc.	2.976%	11/5/2030	47	44
[1]	Citigroup Inc.	2.666%	1/29/2031	1,145	1,066
[1]	Citigroup Inc.	4.412%	3/31/2031	25	25
[1]	Citigroup Inc.	2.572%	6/3/2031	1,360	1,251
	Citigroup Inc.	4.503%	9/11/2031	640	633
	Citigroup Inc.	2.561%	5/1/2032	1,522	1,369
	Citigroup Inc.	6.625%	6/15/2032	105	114
	Citigroup Inc.	2.520%	11/3/2032	346	307
	Citigroup Inc.	3.057%	1/25/2033	340	308
	Citigroup Inc.	3.785%	3/17/2033	491	463
	Citigroup Inc.	4.910%	5/24/2033	675	672
	Citigroup Inc.	6.000%	10/31/2033	990	1,034
	Citigroup Inc.	6.270%	11/17/2033	1,095	1,170
	Citigroup Inc.	5.592%	11/19/2034	270	274
	Citigroup Inc.	5.827%	2/13/2035	55	56
	Citigroup Inc.	5.449%	6/11/2035	1,137	1,158
	Citigroup Inc.	6.020%	1/24/2036	210	216
	Citigroup Inc.	6.125%	8/25/2036	605	631
	Citigroup Inc.	5.174%	9/11/2036	1,255	1,249
	Citigroup Inc.	8.125%	7/15/2039	490	613
	Citigroup Inc.	5.411%	9/19/2039	885	875
[1]	Citigroup Inc.	5.316%	3/26/2041	245	241
	Citigroup Inc.	5.875%	1/30/2042	65	67
	Citigroup Inc.	5.300%	5/6/2044	100	94
[1]	Citigroup Inc.	4.281%	4/24/2048	1,122	924
	Citigroup Inc.	4.650%	7/23/2048	470	408
	Citigroup Inc.	5.612%	3/4/2056	25	25
	Citizens Bank NA	4.575%	8/9/2028	35	35
	Citizens Bank NA	4.192%	1/29/2029	167	166
	Citizens Financial Group Inc.	5.841%	1/23/2030	560	575
	Citizens Financial Group Inc.	5.718%	7/23/2032	70	72
	Citizens Financial Group Inc.	2.638%	9/30/2032	138	119
	Citizens Financial Group Inc.	6.645%	4/25/2035	380	409
	Citizens Financial Group Inc.	5.299%	1/29/2036	72	71
	Citizens Financial Group Inc.	5.641%	5/21/2037	153	153
	CME Group Inc.	3.750%	6/15/2028	288	285
	CME Group Inc.	4.400%	3/15/2030	65	65
	CME Group Inc.	2.650%	3/15/2032	35	32
	CME Group Inc.	5.300%	9/15/2043	360	357
	CNA Financial Corp.	3.450%	8/15/2027	50	49
	CNA Financial Corp.	2.050%	8/15/2030	200	179
	CNA Financial Corp.	5.500%	6/15/2033	40	41
	CNA Financial Corp.	5.200%	8/15/2035	205	201
	CNO Financial Group Inc.	5.250%	5/30/2029	242	244
	CNO Financial Group Inc.	6.450%	6/15/2034	323	337
[1]	Commonwealth Bank of Australia	4.355%	3/27/2029	655	656
	Cooperatieve Rabobank UA	4.322%	4/1/2029	100	100
	Cooperatieve Rabobank UA	4.494%	10/17/2029	225	226
	Cooperatieve Rabobank UA	4.160%	1/14/2031	45	44
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	80	79
	Cooperatieve Rabobank UA	5.750%	12/1/2043	60	59
	Cooperatieve Rabobank UA	5.250%	8/4/2045	545	505
	Corebridge Financial Inc.	3.850%	4/5/2029	37	36
	Corebridge Financial Inc.	3.900%	4/5/2032	40	38
	Corebridge Financial Inc.	6.050%	9/15/2033	750	787
	Corebridge Financial Inc.	4.400%	4/5/2052	335	270
	Corebridge Financial Inc.	6.875%	12/15/2052	676	685
	Corebridge Financial Inc.	6.375%	9/15/2054	50	50
	Deutsche Bank AG	5.371%	9/9/2027	220	223
[1]	Deutsche Bank AG	5.373%	1/10/2029	200	202
	Deutsche Bank AG	6.720%	1/18/2029	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	5.414%	5/10/2029	820	841
	Deutsche Bank AG	6.819%	11/20/2029	200	210
	Deutsche Bank AG	4.999%	9/11/2030	250	251
	Deutsche Bank AG	5.297%	5/9/2031	575	580
	Deutsche Bank AG	4.950%	8/4/2031	545	544
	Deutsche Bank AG	3.729%	1/14/2032	750	700
	Deutsche Bank AG	4.725%	2/6/2032	265	261
	Deutsche Bank AG	3.035%	5/28/2032	435	396
	Deutsche Bank AG	4.875%	12/1/2032	212	211
	Deutsche Bank AG	3.742%	1/7/2033	229	210
	Deutsche Bank AG	7.079%	2/10/2034	170	182
	Deutsche Bank AG	5.403%	9/11/2035	200	200
	Enstar Group Ltd.	3.100%	9/1/2031	342	305
	Equitable Holdings Inc.	4.350%	4/20/2028	244	243
	Equitable Holdings Inc.	5.594%	1/11/2033	120	123
	Equitable Holdings Inc.	5.000%	4/20/2048	406	355
	Equitable Holdings Inc.	6.700%	3/28/2055	30	31
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	640	553
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	60	37
	F&G Annuities & Life Inc.	6.250%	10/4/2034	295	289
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	770	720
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	90	92
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	150	155
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	85	89
	Fidelity National Financial Inc.	2.450%	3/15/2031	420	372
	Fifth Third Bancorp	6.361%	10/27/2028	525	538
	Fifth Third Bancorp	4.895%	9/6/2030	20	20
	Fifth Third Bancorp	4.337%	4/25/2033	500	482
	Fifth Third Bancorp	5.141%	1/29/2037	522	511
	Fifth Third Bancorp	8.250%	3/1/2038	290	351
	Fifth Third Bank NA	5.332%	8/25/2033	260	260
	Fifth Third Financial Corp.	4.000%	2/1/2029	424	418
	Fifth Third Financial Corp.	5.982%	1/30/2030	230	237
	First Citizens BancShares Inc.	5.231%	3/12/2031	110	109
	First Citizens BancShares Inc.	4.869%	3/3/2032	48	47
	First Citizens BancShares Inc.	5.600%	9/5/2035	30	29
	First Citizens BancShares Inc.	6.254%	3/12/2040	167	164
[1]	First Horizon Bank	5.750%	5/1/2030	235	239
	First Horizon Corp.	5.514%	3/7/2031	425	431
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	50	51
	FNB Corp.	5.722%	12/11/2030	355	358
[3]	Franklin BSP Capital Corp.	6.000%	10/2/2030	55	53
	Franklin Resources Inc.	2.950%	8/12/2051	70	44
	GATX Corp.	3.500%	6/1/2032	300	277
	GATX Corp.	4.900%	3/15/2033	80	80
	GATX Corp.	6.050%	3/15/2034	580	611
	GATX Corp.	6.900%	5/1/2034	50	55
	GATX Corp.	5.500%	6/15/2035	83	84
	GATX Corp.	6.050%	6/5/2054	150	152
	Global Payments Inc.	4.950%	8/15/2027	580	582
	Global Payments Inc.	4.550%	3/15/2028	81	81
	Global Payments Inc.	4.500%	11/15/2028	580	575
	Global Payments Inc.	4.875%	11/15/2030	378	372
	Global Payments Inc.	5.400%	8/15/2032	65	65
	Global Payments Inc.	5.200%	11/15/2032	440	432
	Global Payments Inc.	5.400%	3/15/2033	116	114
	Global Payments Inc.	5.550%	11/15/2035	368	359
	Global Payments Inc.	5.950%	8/15/2052	475	450
	Globe Life Inc.	4.800%	6/15/2032	200	197
[2]	Goldman Sachs Bank USA	4.656%	6/3/2029	300	300
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	116	114
	Goldman Sachs Capital I	6.345%	2/15/2034	467	489
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	395	392
	Goldman Sachs Group Inc.	4.482%	8/23/2028	349	349
	Goldman Sachs Group Inc.	4.148%	1/21/2029	330	328
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	150	148
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	1,230	1,221
	Goldman Sachs Group Inc.	4.153%	10/21/2029	652	644
	Goldman Sachs Group Inc.	6.484%	10/24/2029	645	672
	Goldman Sachs Group Inc.	2.600%	2/7/2030	1,050	979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.800%	3/15/2030	155	150
	Goldman Sachs Group Inc.	5.727%	4/25/2030	985	1,012
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,280	1,292
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	385	390
	Goldman Sachs Group Inc.	5.218%	4/23/2031	561	569
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	375	368
	Goldman Sachs Group Inc.	4.516%	1/21/2032	2,259	2,224
	Goldman Sachs Group Inc.	2.615%	4/22/2032	1,710	1,540
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,385	1,225
	Goldman Sachs Group Inc.	2.650%	10/21/2032	280	249
	Goldman Sachs Group Inc.	6.125%	2/15/2033	845	908
	Goldman Sachs Group Inc.	3.102%	2/24/2033	350	317
	Goldman Sachs Group Inc.	5.094%	4/20/2034	2,500	2,494
	Goldman Sachs Group Inc.	6.561%	10/24/2034	280	304
	Goldman Sachs Group Inc.	5.851%	4/25/2035	364	379
	Goldman Sachs Group Inc.	5.330%	7/23/2035	1,075	1,081
	Goldman Sachs Group Inc.	5.016%	10/23/2035	435	429
	Goldman Sachs Group Inc.	5.536%	1/28/2036	385	392
	Goldman Sachs Group Inc.	6.450%	5/1/2036	35	37
	Goldman Sachs Group Inc.	4.939%	10/21/2036	496	482
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,818	1,778
[2]	Goldman Sachs Group Inc.	5.425%	6/3/2037	212	213
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,171	1,281
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	330	289
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	25	23
	Goldman Sachs Group Inc.	6.250%	2/1/2041	374	397
	Goldman Sachs Group Inc.	5.387%	2/2/2041	260	253
	Goldman Sachs Group Inc.	3.210%	4/22/2042	325	245
	Goldman Sachs Group Inc.	2.908%	7/21/2042	40	29
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,090	833
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	161	144
	Goldman Sachs Group Inc.	5.150%	5/22/2045	705	644
	Goldman Sachs Group Inc.	4.750%	10/21/2045	815	719
	Goldman Sachs Group Inc.	5.561%	11/19/2045	480	466
	Goldman Sachs Group Inc.	5.541%	1/21/2047	745	719
	Goldman Sachs Group Inc.	5.734%	1/28/2056	50	49
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	25	25
[1]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	138	137
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	50	51
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	94	93
	Golub Capital BDC Inc.	7.050%	12/5/2028	300	309
	Golub Capital BDC Inc.	6.250%	6/1/2031	250	250
	Golub Capital Private Credit Fund	5.800%	9/12/2029	310	307
[3]	Golub Capital Private Credit Fund	5.600%	4/15/2031	157	151
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	260	268
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	25	26
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	170	177
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	103	102
	Hartford Insurance Group Inc.	6.100%	10/1/2041	430	452
	Hartford Insurance Group Inc.	4.400%	3/15/2048	100	83
	Hartford Insurance Group Inc.	3.600%	8/19/2049	355	257
	Hercules Capital Inc.	6.000%	6/16/2030	295	295
	Horace Mann Educators Corp.	4.700%	10/1/2030	156	154
	HPS Corporate Lending Fund	5.300%	6/5/2027	50	50
	HPS Corporate Lending Fund	4.900%	9/11/2028	305	299
	HPS Corporate Lending Fund	6.750%	1/30/2029	555	565
[3]	HPS Corporate Lending Fund	5.150%	4/2/2029	150	147
	HPS Corporate Lending Fund	5.850%	6/5/2030	135	133
	HPS Corporate Lending Fund	5.450%	11/15/2030	228	221
[3]	HPS Corporate Lending Fund	5.650%	4/2/2031	175	171
[1]	HSBC Bank USA NA	7.000%	1/15/2039	401	451
	HSBC Holdings plc	4.755%	6/9/2028	475	476
	HSBC Holdings plc	5.210%	8/11/2028	525	529
[1]	HSBC Holdings plc	2.013%	9/22/2028	733	710
	HSBC Holdings plc	7.390%	11/3/2028	875	909
	HSBC Holdings plc	5.130%	11/19/2028	320	322
	HSBC Holdings plc	6.161%	3/9/2029	600	616
[1]	HSBC Holdings plc	4.583%	6/19/2029	315	315
	HSBC Holdings plc	2.206%	8/17/2029	210	199
	HSBC Holdings plc	5.546%	3/4/2030	690	704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.398%	3/10/2030	50	50
	HSBC Holdings plc	4.950%	3/31/2030	1,159	1,172
	HSBC Holdings plc	4.711%	5/12/2030	298	297
[1]	HSBC Holdings plc	3.973%	5/22/2030	700	686
	HSBC Holdings plc	5.286%	11/19/2030	299	303
[1]	HSBC Holdings plc	2.848%	6/4/2031	202	187
[1]	HSBC Holdings plc	2.357%	8/18/2031	364	329
	HSBC Holdings plc	4.619%	11/6/2031	300	296
	HSBC Holdings plc	4.675%	3/10/2032	585	578
	HSBC Holdings plc	5.733%	5/17/2032	535	552
	HSBC Holdings plc	2.804%	5/24/2032	375	339
	HSBC Holdings plc	2.871%	11/22/2032	660	593
	HSBC Holdings plc	4.762%	3/29/2033	255	249
	HSBC Holdings plc	5.402%	8/11/2033	929	943
	HSBC Holdings plc	8.113%	11/3/2033	790	909
	HSBC Holdings plc	6.254%	3/9/2034	202	215
	HSBC Holdings plc	5.208%	5/12/2034	500	499
	HSBC Holdings plc	6.547%	6/20/2034	426	453
	HSBC Holdings plc	7.399%	11/13/2034	200	223
	HSBC Holdings plc	5.719%	3/4/2035	446	459
	HSBC Holdings plc	5.450%	3/3/2036	885	893
[1]	HSBC Holdings plc	6.500%	5/2/2036	190	202
	HSBC Holdings plc	5.790%	5/13/2036	800	826
	HSBC Holdings plc	5.741%	9/10/2036	485	489
	HSBC Holdings plc	5.133%	11/6/2036	328	323
	HSBC Holdings plc	5.279%	3/10/2037	600	593
	HSBC Holdings plc	6.500%	9/15/2037	261	280
[1]	HSBC Holdings plc	6.500%	9/15/2037	370	393
	HSBC Holdings plc	6.100%	1/14/2042	304	323
	HSBC Holdings plc	6.332%	3/9/2044	675	722
	HSBC Holdings plc	5.250%	3/14/2044	755	716
	HSBC USA Inc.	4.650%	6/3/2028	340	342
	Huntington Bancshares Inc.	4.443%	8/4/2028	710	709
	Huntington Bancshares Inc.	2.550%	2/4/2030	700	648
	Huntington Bancshares Inc.	5.709%	2/2/2035	725	743
	Huntington Bancshares Inc.	2.487%	8/15/2036	245	211
	Huntington Bancshares Inc.	5.605%	1/28/2041	240	235
[1]	Huntington National Bank	4.871%	4/12/2028	750	752
	ING Groep NV	4.858%	3/25/2029	350	352
	ING Groep NV	5.066%	3/25/2031	815	823
[1]	ING Groep NV	4.803%	3/23/2032	156	155
	ING Groep NV	2.727%	4/1/2032	25	23
	ING Groep NV	4.252%	3/28/2033	575	557
	ING Groep NV	6.114%	9/11/2034	325	345
	ING Groep NV	5.550%	3/19/2035	380	388
	ING Groep NV	5.525%	3/25/2036	280	284
	ING Groep NV	5.420%	3/23/2037	204	204
	Intercontinental Exchange Inc.	4.000%	9/15/2027	250	249
	Intercontinental Exchange Inc.	3.625%	9/1/2028	400	393
	Intercontinental Exchange Inc.	3.950%	12/1/2028	25	25
	Intercontinental Exchange Inc.	4.350%	6/15/2029	445	443
	Intercontinental Exchange Inc.	2.100%	6/15/2030	775	705
	Intercontinental Exchange Inc.	1.850%	9/15/2032	225	190
	Intercontinental Exchange Inc.	4.600%	3/15/2033	975	966
	Intercontinental Exchange Inc.	2.650%	9/15/2040	572	418
	Intercontinental Exchange Inc.	4.250%	9/21/2048	15	12
	Intercontinental Exchange Inc.	3.000%	6/15/2050	60	39
	Intercontinental Exchange Inc.	4.950%	6/15/2052	570	517
	Intercontinental Exchange Inc.	3.000%	9/15/2060	140	83
	Intercontinental Exchange Inc.	5.200%	6/15/2062	250	228
	Invesco Finance plc	5.375%	11/30/2043	140	134
	Jackson Financial Inc.	3.125%	11/23/2031	570	511
	Jackson Financial Inc.	5.670%	6/8/2032	85	86
	Jefferies Financial Group Inc.	5.875%	7/21/2028	590	604
	Jefferies Financial Group Inc.	5.125%	4/28/2031	190	188
	Jefferies Financial Group Inc.	2.625%	10/15/2031	360	315
	Jefferies Financial Group Inc.	6.200%	4/14/2034	455	470
	Jefferies Financial Group Inc.	6.250%	1/15/2036	160	165
	Jefferies Financial Group Inc.	5.500%	2/15/2036	280	273
	JPMorgan Chase & Co.	4.250%	10/1/2027	461	461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.625%	12/1/2027	928	918
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	1,065	1,043
	JPMorgan Chase & Co.	4.979%	7/22/2028	105	106
	JPMorgan Chase & Co.	4.851%	7/25/2028	900	904
	JPMorgan Chase & Co.	4.505%	10/22/2028	35	35
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	136	134
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,160	1,168
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	240	238
	JPMorgan Chase & Co.	2.069%	6/1/2029	1,215	1,158
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	75	74
	JPMorgan Chase & Co.	5.299%	7/24/2029	101	103
	JPMorgan Chase & Co.	6.087%	10/23/2029	280	290
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	542	540
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,269	1,282
	JPMorgan Chase & Co.	5.581%	4/22/2030	239	245
	JPMorgan Chase & Co.	4.408%	4/23/2030	952	947
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,305	1,318
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	628	724
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	1,235	1,163
	JPMorgan Chase & Co.	4.603%	10/22/2030	335	334
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,000	1,015
	JPMorgan Chase & Co.	5.103%	4/22/2031	708	719
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	1,200	1,122
	JPMorgan Chase & Co.	4.255%	10/22/2031	1,150	1,128
	JPMorgan Chase & Co.	1.764%	11/19/2031	505	445
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,242	1,220
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,462	1,289
	JPMorgan Chase & Co.	2.580%	4/22/2032	55	50
	JPMorgan Chase & Co.	4.622%	4/23/2032	667	662
	JPMorgan Chase & Co.	2.545%	11/8/2032	681	607
	JPMorgan Chase & Co.	2.963%	1/25/2033	380	345
	JPMorgan Chase & Co.	4.586%	4/26/2033	460	453
	JPMorgan Chase & Co.	4.912%	7/25/2033	525	526
	JPMorgan Chase & Co.	5.717%	9/14/2033	274	283
	JPMorgan Chase & Co.	5.350%	6/1/2034	420	428
	JPMorgan Chase & Co.	6.254%	10/23/2034	201	216
	JPMorgan Chase & Co.	5.336%	1/23/2035	1,215	1,232
	JPMorgan Chase & Co.	5.766%	4/22/2035	900	936
	JPMorgan Chase & Co.	5.294%	7/22/2035	285	288
	JPMorgan Chase & Co.	4.946%	10/22/2035	430	424
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,275	1,305
	JPMorgan Chase & Co.	5.572%	4/22/2036	872	897
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,250	1,268
	JPMorgan Chase & Co.	4.810%	10/22/2036	390	379
	JPMorgan Chase & Co.	4.898%	1/22/2037	937	913
	JPMorgan Chase & Co.	5.148%	4/23/2037	500	497
	JPMorgan Chase & Co.	6.400%	5/15/2038	622	687
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,192	1,053
	JPMorgan Chase & Co.	5.500%	10/15/2040	563	575
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	285	221
	JPMorgan Chase & Co.	5.600%	7/15/2041	306	311
	JPMorgan Chase & Co.	2.525%	11/19/2041	1,255	890
	JPMorgan Chase & Co.	5.400%	1/6/2042	120	119
	JPMorgan Chase & Co.	3.157%	4/22/2042	55	42
	JPMorgan Chase & Co.	4.850%	2/1/2044	40	37
	JPMorgan Chase & Co.	4.950%	6/1/2045	245	225
	JPMorgan Chase & Co.	5.534%	11/29/2045	390	387
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	25	21
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	1,222	975
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	460	365
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	1,450	1,133
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	1,343	896
	JPMorgan Chase & Co.	3.328%	4/22/2052	600	415
[1]	Keybank National Association	5.850%	11/15/2027	620	631
[1]	Keybank National Association	3.900%	4/13/2029	260	254
[1]	Keybank National Association	4.900%	8/8/2032	455	447
	Keybank National Association	5.000%	1/26/2033	100	99
[1]	KeyCorp	4.789%	6/1/2033	555	544
	KeyCorp	5.305%	1/28/2037	50	49
	Kilroy Realty LP	3.050%	2/15/2030	170	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kilroy Realty LP	2.500%	11/15/2032	60	50
	Kilroy Realty LP	2.650%	11/15/2033	25	20
	Kilroy Realty LP	6.250%	1/15/2036	145	146
	KKR & Co. Inc.	5.100%	8/7/2035	385	375
	Lazard Group LLC	6.000%	3/15/2031	105	110
	Lazard Group LLC	5.625%	8/1/2035	100	101
	Legg Mason Inc.	5.625%	1/15/2044	175	172
	Lincoln National Corp.	3.050%	1/15/2030	137	129
	Lincoln National Corp.	3.400%	1/15/2031	230	216
	Lincoln National Corp.	6.300%	10/9/2037	195	206
	Lincoln National Corp.	7.000%	6/15/2040	35	38
	Lloyds Banking Group plc	4.375%	3/22/2028	221	221
	Lloyds Banking Group plc	4.550%	8/16/2028	255	255
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	540	533
	Lloyds Banking Group plc	5.087%	11/26/2028	340	343
	Lloyds Banking Group plc	5.871%	3/6/2029	393	402
	Lloyds Banking Group plc	4.818%	6/13/2029	372	374
	Lloyds Banking Group plc	4.241%	2/10/2030	154	152
	Lloyds Banking Group plc	4.425%	11/4/2031	200	197
	Lloyds Banking Group plc	4.976%	8/11/2033	392	390
	Lloyds Banking Group plc	7.953%	11/15/2033	300	341
	Lloyds Banking Group plc	5.679%	1/5/2035	225	231
	Lloyds Banking Group plc	6.068%	6/13/2036	240	247
	Lloyds Banking Group plc	4.943%	11/4/2036	425	412
	Lloyds Banking Group plc	3.369%	12/14/2046	65	48
	Lloyds Banking Group plc	5.668%	2/10/2047	246	241
	Lloyds Banking Group plc	4.344%	1/9/2048	810	660
	Loews Corp.	4.940%	4/1/2036	195	190
	LPL Holdings Inc.	4.900%	4/3/2028	80	80
	LPL Holdings Inc.	6.750%	11/17/2028	280	293
	LPL Holdings Inc.	5.200%	3/15/2030	30	30
	LPL Holdings Inc.	6.000%	5/20/2034	160	164
	LPL Holdings Inc.	5.750%	6/15/2035	235	235
[1]	M&T Bank Corp.	4.833%	1/16/2029	602	605
	M&T Bank Corp.	5.179%	7/8/2031	470	474
	M&T Bank Corp.	5.400%	7/30/2035	228	227
[1]	M&T Bank Corp.	5.385%	1/16/2036	755	754
	Main Street Capital Corp.	5.400%	8/15/2028	178	177
	Main Street Capital Corp.	6.950%	3/1/2029	150	155
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	251
	Manulife Financial Corp.	4.986%	12/11/2035	347	342
	Manulife Financial Corp.	5.375%	3/4/2046	50	48
	Marex Group plc	5.829%	5/8/2028	100	101
	Marex Group plc	6.404%	11/4/2029	200	206
	Markel Group Inc.	5.000%	5/20/2049	25	22
	Markel Group Inc.	4.150%	9/17/2050	321	244
	Markel Group Inc.	3.450%	5/7/2052	245	164
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	221	222
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	550	549
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	828	829
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	120	121
[4]	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	730	724
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	85	80
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	60	48
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	235	209
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	230	243
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	50	49
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	30	29
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,085	1,031
	Mastercard Inc.	4.100%	1/15/2028	590	590
	Mastercard Inc.	4.875%	3/9/2028	50	51
	Mastercard Inc.	2.950%	6/1/2029	50	48
	Mastercard Inc.	4.350%	1/15/2032	425	421
	Mastercard Inc.	4.550%	1/15/2035	800	783
	Mastercard Inc.	3.950%	2/26/2048	285	225
	Mastercard Inc.	3.650%	6/1/2049	485	362
	Mastercard Inc.	3.850%	3/26/2050	300	233
	Mastercard Inc.	2.950%	3/15/2051	125	81
	MetLife Inc.	6.500%	12/15/2032	260	285
	MetLife Inc.	5.375%	7/15/2033	80	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	6.375%	6/15/2034	498	542
[1]	MetLife Inc.	6.400%	12/15/2036	455	466
	MetLife Inc.	5.875%	2/6/2041	90	93
	MetLife Inc.	4.125%	8/13/2042	120	101
	MetLife Inc.	4.875%	11/13/2043	365	335
	MetLife Inc.	4.721%	12/15/2044	60	53
	MetLife Inc.	4.050%	3/1/2045	125	102
	MetLife Inc.	4.600%	5/13/2046	325	285
	MetLife Inc.	5.000%	7/15/2052	443	400
	MetLife Inc.	5.250%	1/15/2054	208	196
[1]	MetLife Inc.	6.350%	3/15/2055	365	375
[1]	MetLife Inc.	5.850%	3/15/2056	228	226
	MGIC Investment Corp.	5.250%	8/15/2028	475	475
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	400	398
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	265	268
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	482	489
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	340	335
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	422	427
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	835	801
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	255	236
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	475	483
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	225	203
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	400	406
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	315	323
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	55	54
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	287	283
	Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	148	148
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	308	272
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	225	199
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	200	179
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	193
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	375	378
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	200	205
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	210	215
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	330	338
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	550	560
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	230	236
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	190	196
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	251	247
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	362	363
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	323	292
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	435	370
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	156	158
	Mizuho Financial Group Inc.	4.018%	3/5/2028	200	199
	Mizuho Financial Group Inc.	5.414%	9/13/2028	400	405
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	370	368
	Mizuho Financial Group Inc.	3.261%	5/22/2030	200	192
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	435	416
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	270	255
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	296	267
	Mizuho Financial Group Inc.	4.438%	5/12/2032	368	361
	Mizuho Financial Group Inc.	2.172%	5/22/2032	35	31
	Mizuho Financial Group Inc.	5.669%	9/13/2033	250	259
	Mizuho Financial Group Inc.	5.748%	7/6/2034	200	208
	Mizuho Financial Group Inc.	5.594%	7/10/2035	480	493
	Mizuho Financial Group Inc.	5.422%	5/13/2036	515	521
	Mizuho Financial Group Inc.	5.323%	7/8/2036	200	201
	Mizuho Financial Group Inc.	5.050%	5/12/2037	370	364
	Morgan Stanley	6.296%	10/18/2028	85	87
[1]	Morgan Stanley	3.772%	1/24/2029	1,285	1,269
	Morgan Stanley	5.123%	2/1/2029	1,445	1,458
[1]	Morgan Stanley	4.994%	4/12/2029	80	81
[1]	Morgan Stanley	5.164%	4/20/2029	626	632
	Morgan Stanley	5.449%	7/20/2029	1,140	1,159
[1]	Morgan Stanley	4.133%	10/18/2029	300	296
	Morgan Stanley	6.407%	11/1/2029	950	988
	Morgan Stanley	4.238%	1/9/2030	458	453
	Morgan Stanley	5.173%	1/16/2030	1,385	1,401
[1]	Morgan Stanley	4.431%	1/23/2030	225	224
	Morgan Stanley	4.555%	4/10/2030	900	896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.656%	4/18/2030	340	349
	Morgan Stanley	5.042%	7/19/2030	375	378
	Morgan Stanley	5.230%	1/15/2031	1,260	1,279
[1]	Morgan Stanley	2.699%	1/22/2031	545	507
	Morgan Stanley	5.192%	4/17/2031	505	512
[1]	Morgan Stanley	4.356%	10/22/2031	635	623
	Morgan Stanley	4.493%	1/16/2032	660	650
[1]	Morgan Stanley	1.794%	2/13/2032	1,340	1,167
	Morgan Stanley	7.250%	4/1/2032	400	452
	Morgan Stanley	4.809%	4/16/2032	264	263
[1]	Morgan Stanley	1.928%	4/28/2032	980	854
[1]	Morgan Stanley	2.239%	7/21/2032	800	703
[1]	Morgan Stanley	2.511%	10/20/2032	1,185	1,050
	Morgan Stanley	2.943%	1/21/2033	225	203
	Morgan Stanley	4.889%	7/20/2033	278	277
	Morgan Stanley	6.342%	10/18/2033	1,168	1,251
[1]	Morgan Stanley	5.250%	4/21/2034	1,395	1,409
[1]	Morgan Stanley	5.424%	7/21/2034	1,105	1,126
	Morgan Stanley	6.627%	11/1/2034	1,000	1,092
	Morgan Stanley	5.466%	1/18/2035	1,045	1,065
	Morgan Stanley	5.831%	4/19/2035	40	42
	Morgan Stanley	5.320%	7/19/2035	615	620
	Morgan Stanley	5.587%	1/18/2036	355	364
	Morgan Stanley	5.664%	4/17/2036	233	240
	Morgan Stanley	2.484%	9/16/2036	320	278
[1]	Morgan Stanley	4.892%	10/22/2036	100	97
	Morgan Stanley	5.073%	1/30/2037	866	849
	Morgan Stanley	5.296%	4/10/2037	220	219
	Morgan Stanley	5.297%	4/20/2037	365	365
	Morgan Stanley	5.948%	1/19/2038	765	792
[1]	Morgan Stanley	3.971%	7/22/2038	348	306
	Morgan Stanley	5.942%	2/7/2039	445	460
[1]	Morgan Stanley	4.457%	4/22/2039	875	809
	Morgan Stanley	5.314%	1/18/2041	211	206
	Morgan Stanley	3.217%	4/22/2042	30	23
	Morgan Stanley	6.375%	7/24/2042	444	484
	Morgan Stanley	4.300%	1/27/2045	793	670
[1]	Morgan Stanley	4.375%	1/22/2047	440	369
	Morgan Stanley	5.900%	3/13/2047	950	963
[1]	Morgan Stanley	5.597%	3/24/2051	235	231
[1]	Morgan Stanley	2.802%	1/25/2052	70	44
	Morgan Stanley	5.516%	11/19/2055	1,703	1,649
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	564	567
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	780	786
[1]	Morgan Stanley Bank NA	4.788%	5/10/2030	1,000	1,003
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	132	132
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	485	485
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	614	612
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	390	389
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	640	630
	MSD Investment Corp.	6.250%	5/31/2030	100	99
[3]	MSD Investment Corp.	6.125%	2/5/2031	80	78
	Nasdaq Inc.	2.500%	12/21/2040	450	317
	Nasdaq Inc.	3.250%	4/28/2050	110	75
	Nasdaq Inc.	5.950%	8/15/2053	70	71
	Nasdaq Inc.	6.100%	6/28/2063	410	420
	National Australia Bank Ltd.	5.087%	6/11/2027	375	379
	National Australia Bank Ltd.	4.308%	6/13/2028	475	475
	National Australia Bank Ltd.	3.850%	12/13/2028	50	49
[1,2]	National Australia Bank Ltd.	4.434%	6/4/2029	300	300
	National Australia Bank Ltd.	4.901%	1/14/2030	630	640
	National Australia Bank Ltd.	4.534%	6/13/2030	200	201
	National Bank of Canada	4.500%	10/10/2029	860	857
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	94	93
	NatWest Group plc	5.516%	9/30/2028	25	25
[1]	NatWest Group plc	4.892%	5/18/2029	165	166
	NatWest Group plc	5.808%	9/13/2029	140	144
[1]	NatWest Group plc	5.076%	1/27/2030	520	525
[1]	NatWest Group plc	4.445%	5/8/2030	467	464
	NatWest Group plc	4.964%	8/15/2030	225	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	5.115%	5/23/2031	200	202
	NatWest Group plc	6.016%	3/2/2034	295	310
	NatWest Group plc	6.475%	6/1/2034	200	207
	NatWest Group plc	5.778%	3/1/2035	400	414
[1]	NatWest Group plc	3.032%	11/28/2035	225	206
	NatWest Group plc	5.908%	3/3/2047	15	15
	Nomura Holdings Inc.	5.594%	7/2/2027	300	303
	Nomura Holdings Inc.	5.842%	1/18/2028	25	25
	Nomura Holdings Inc.	6.070%	7/12/2028	80	82
	Nomura Holdings Inc.	2.710%	1/22/2029	200	190
	Nomura Holdings Inc.	5.605%	7/6/2029	585	599
	Nomura Holdings Inc.	4.904%	7/1/2030	375	375
	Nomura Holdings Inc.	2.679%	7/16/2030	100	92
	Nomura Holdings Inc.	5.783%	7/3/2034	590	611
[3]	North Haven Private Income Fund LLC	5.125%	9/25/2028	286	280
	Northern Trust Corp.	3.150%	5/3/2029	255	247
	Northern Trust Corp.	4.150%	11/19/2030	162	160
	Northern Trust Corp.	6.125%	11/2/2032	70	75
	Northern Trust Corp.	5.117%	11/19/2040	284	278
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	30	32
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	310	309
	Old National Bancorp	5.768%	2/15/2036	299	299
	Old Republic International Corp.	5.750%	3/28/2034	83	84
	Old Republic International Corp.	5.700%	6/1/2036	200	201
	Old Republic International Corp.	3.850%	6/11/2051	425	304
	ORIX Corp.	3.700%	7/18/2027	310	307
	ORIX Corp.	5.000%	9/13/2027	60	60
	ORIX Corp.	4.650%	9/10/2029	280	281
	ORIX Corp.	4.450%	9/9/2030	410	405
	ORIX Corp.	5.200%	9/13/2032	415	420
	ORIX Corp.	5.400%	2/25/2035	75	76
	PayPal Holdings Inc.	4.450%	3/6/2028	50	50
	PayPal Holdings Inc.	4.550%	6/1/2028	150	150
	PayPal Holdings Inc.	2.850%	10/1/2029	140	132
	PayPal Holdings Inc.	2.300%	6/1/2030	350	320
	PayPal Holdings Inc.	4.950%	6/1/2031	350	350
	PayPal Holdings Inc.	4.400%	6/1/2032	200	195
	PayPal Holdings Inc.	5.550%	6/1/2036	239	239
	PayPal Holdings Inc.	3.250%	6/1/2050	545	356
	PayPal Holdings Inc.	5.050%	6/1/2052	356	307
	PayPal Holdings Inc.	5.500%	6/1/2054	225	206
	Pinnacle Bank	5.957%	1/15/2036	350	347
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	420	422
[1]	PNC Bank NA	3.100%	10/25/2027	200	197
[1]	PNC Bank NA	3.250%	1/22/2028	289	285
[1]	PNC Bank NA	4.050%	7/26/2028	250	248
[1]	PNC Bank NA	2.700%	10/22/2029	200	188
	PNC Financial Services Group Inc.	4.075%	1/26/2029	100	99
	PNC Financial Services Group Inc.	3.450%	4/23/2029	530	517
	PNC Financial Services Group Inc.	5.582%	6/12/2029	380	388
	PNC Financial Services Group Inc.	2.550%	1/22/2030	359	335
	PNC Financial Services Group Inc.	5.492%	5/14/2030	250	256
	PNC Financial Services Group Inc.	5.222%	1/29/2031	430	438
	PNC Financial Services Group Inc.	4.899%	5/13/2031	690	695
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	330
	PNC Financial Services Group Inc.	4.812%	10/21/2032	500	499
	PNC Financial Services Group Inc.	4.626%	6/6/2033	245	238
	PNC Financial Services Group Inc.	6.037%	10/28/2033	275	290
	PNC Financial Services Group Inc.	5.068%	1/24/2034	737	739
	PNC Financial Services Group Inc.	5.939%	8/18/2034	500	526
	PNC Financial Services Group Inc.	6.875%	10/20/2034	480	530
	PNC Financial Services Group Inc.	5.676%	1/22/2035	320	330
	PNC Financial Services Group Inc.	5.401%	7/23/2035	345	350
	PNC Financial Services Group Inc.	5.575%	1/29/2036	431	441
	PNC Financial Services Group Inc.	5.373%	7/21/2036	92	93
	PNC Financial Services Group Inc.	5.423%	1/25/2041	366	359
	Principal Financial Group Inc.	3.700%	5/15/2029	280	274
	Principal Financial Group Inc.	5.375%	3/15/2033	110	113
[2]	Principal Financial Group Inc.	5.300%	1/15/2037	304	304
	Principal Financial Group Inc.	4.350%	5/15/2043	250	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	4.600%	3/26/2031	85	85
	Progressive Corp.	3.000%	3/15/2032	368	337
	Progressive Corp.	6.250%	12/1/2032	257	279
	Progressive Corp.	3.700%	1/26/2045	45	35
	Progressive Corp.	4.125%	4/15/2047	260	209
	Progressive Corp.	4.200%	3/15/2048	110	90
	Progressive Corp.	3.950%	3/26/2050	365	281
	Progressive Corp.	3.700%	3/15/2052	265	194
	Prudential Financial Inc.	5.200%	3/14/2035	300	302
[1]	Prudential Financial Inc.	5.700%	12/14/2036	75	78
[1]	Prudential Financial Inc.	6.625%	12/1/2037	15	17
[1]	Prudential Financial Inc.	4.600%	5/15/2044	319	277
	Prudential Financial Inc.	3.905%	12/7/2047	370	283
[1]	Prudential Financial Inc.	4.418%	3/27/2048	100	82
[1]	Prudential Financial Inc.	5.700%	9/15/2048	281	281
	Prudential Financial Inc.	3.935%	12/7/2049	560	426
[1]	Prudential Financial Inc.	4.350%	2/25/2050	452	367
[1]	Prudential Financial Inc.	3.700%	10/1/2050	461	424
[1]	Prudential Financial Inc.	3.700%	3/13/2051	35	26
	Prudential Financial Inc.	5.125%	3/1/2052	223	218
	Prudential Financial Inc.	6.000%	9/1/2052	273	278
	Prudential Financial Inc.	6.750%	3/1/2053	200	211
	Prudential Financial Inc.	6.500%	3/15/2054	50	51
	Prudential Funding Asia plc	3.625%	3/24/2032	250	235
	Raymond James Financial Inc.	4.900%	9/11/2035	75	73
	Raymond James Financial Inc.	4.950%	7/15/2046	399	358
	Raymond James Financial Inc.	3.750%	4/1/2051	35	25
[1]	Regions Bank	6.450%	6/26/2037	295	311
	Regions Financial Corp.	1.800%	8/12/2028	610	575
	Regions Financial Corp.	5.502%	9/6/2035	400	403
	Reinsurance Group of America Inc.	3.900%	5/15/2029	395	388
	Reinsurance Group of America Inc.	5.750%	9/15/2034	433	445
	Reinsurance Group of America Inc.	6.375%	9/15/2056	68	67
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	405	416
[1]	Royal Bank of Canada	4.240%	8/3/2027	315	315
[1]	Royal Bank of Canada	5.200%	8/1/2028	855	871
[1]	Royal Bank of Canada	4.965%	1/24/2029	70	71
[1]	Royal Bank of Canada	4.950%	2/1/2029	955	971
	Royal Bank of Canada	4.498%	8/6/2029	173	173
	Royal Bank of Canada	4.400%	4/17/2030	628	624
[1]	Royal Bank of Canada	4.969%	8/2/2030	67	68
[1]	Royal Bank of Canada	4.650%	10/18/2030	300	300
[1]	Royal Bank of Canada	5.153%	2/4/2031	677	687
[1]	Royal Bank of Canada	4.970%	5/2/2031	395	399
	Royal Bank of Canada	4.696%	8/6/2031	428	427
	Royal Bank of Canada	4.612%	5/3/2032	377	374
[1]	Royal Bank of Canada	5.000%	5/2/2033	250	253
[1]	Royal Bank of Canada	5.150%	2/1/2034	1,000	1,022
	Santander Holdings USA Inc.	6.499%	3/9/2029	855	880
	Santander Holdings USA Inc.	5.473%	3/20/2029	150	152
	Santander Holdings USA Inc.	5.741%	3/20/2031	33	34
	Santander Holdings USA Inc.	6.342%	5/31/2035	200	212
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	675	668
	Santander UK Group Holdings plc	4.320%	9/22/2029	208	206
	Santander UK Group Holdings plc	4.858%	9/11/2030	840	841
	Santander UK Group Holdings plc	2.896%	3/15/2032	85	77
	Santander UK Group Holdings plc	5.136%	9/22/2036	369	358
	SiriusPoint Ltd.	7.000%	4/5/2029	355	372
	Sixth Street Lending Partners	6.500%	3/11/2029	80	82
	Sixth Street Lending Partners	5.750%	1/15/2030	250	249
	Sixth Street Lending Partners	6.125%	7/15/2030	429	431
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	45	46
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	75	74
	SouthState Bank Corp.	7.000%	6/13/2035	50	52
	State Street Corp.	4.330%	10/22/2027	90	90
	State Street Corp.	4.536%	2/28/2028	357	359
	State Street Corp.	5.820%	11/4/2028	250	255
	State Street Corp.	4.530%	2/20/2029	448	449
	State Street Corp.	4.834%	4/24/2030	75	76
	State Street Corp.	2.200%	3/3/2031	740	663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	4.558%	4/23/2032	167	166
	State Street Corp.	2.623%	2/7/2033	244	218
	State Street Corp.	4.421%	5/13/2033	410	402
	State Street Corp.	4.164%	8/4/2033	300	289
[1]	State Street Corp.	3.031%	11/1/2034	50	47
	State Street Corp.	6.123%	11/21/2034	100	105
	State Street Corp.	5.146%	2/28/2036	360	361
	State Street Corp.	4.784%	10/23/2036	317	309
	State Street Corp.	5.094%	4/24/2037	175	174
	Stewart Information Services Corp.	3.600%	11/15/2031	134	120
	Sumisho Air Lease Corp.	3.625%	12/1/2027	400	394
[3]	Sumisho Air Lease Corp.	4.400%	3/24/2028	163	162
	Sumisho Air Lease Corp.	2.100%	9/1/2028	125	118
	Sumisho Air Lease Corp.	4.625%	10/1/2028	775	773
[3]	Sumisho Air Lease Corp.	4.500%	3/24/2029	134	133
[1]	Sumisho Air Lease Corp.	3.000%	2/1/2030	450	421
[3]	Sumisho Air Lease Corp.	4.850%	3/24/2031	116	115
[1]	Sumisho Air Lease Corp.	2.875%	1/15/2032	310	277
[3]	Sumisho Air Lease Corp.	5.500%	3/24/2036	310	309
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	317	323
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	420	431
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	720	713
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	335	343
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	610	576
	Sumitomo Mitsui Financial Group Inc.	2.472%	1/14/2029	315	299
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	200	188
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	527	544
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	135	126
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	204
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	444	401
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	450	468
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	45	40
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	175
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	25	25
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	410	421
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	265	232
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	406	400
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	225	231
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	100	105
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	209
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	788	825
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	320	330
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	200	207
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	535	539
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	35	35
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	35	34
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	260	188
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	200	149
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	307	325
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	606	608
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	40	39
	Synchrony Financial	3.950%	12/1/2027	175	173
	Synchrony Financial	5.019%	7/29/2029	527	527
	Synchrony Financial	5.935%	8/2/2030	150	153
	Synchrony Financial	2.875%	10/28/2031	470	414
	Synchrony Financial	4.947%	2/25/2032	100	98
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	357	353
	Toronto-Dominion Bank	4.108%	6/8/2027	425	425
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	225	226
	Toronto-Dominion Bank	5.156%	1/10/2028	507	513
	Toronto-Dominion Bank	4.861%	1/31/2028	1,154	1,162
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	77	77
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	375	383
	Toronto-Dominion Bank	4.109%	10/13/2028	195	193
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	40	41
	Toronto-Dominion Bank	4.361%	4/23/2029	400	399
	Toronto-Dominion Bank	4.783%	12/17/2029	625	631
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	140	141
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	253	225
	Toronto-Dominion Bank	5.298%	1/30/2032	455	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	323	297
	Toronto-Dominion Bank	4.456%	6/8/2032	433	426
	Toronto-Dominion Bank	4.866%	4/22/2033	550	546
	Toronto-Dominion Bank	5.146%	9/10/2034	50	50
	Toronto-Dominion Bank	4.928%	10/15/2035	185	182
	TPG Operating Group II LP	4.875%	5/15/2031	225	223
	TPG Operating Group II LP	5.875%	3/5/2034	95	97
	TPG Operating Group II LP	5.375%	1/15/2036	295	289
	Transatlantic Holdings Inc.	8.000%	11/30/2039	35	42
	Travelers Cos. Inc.	5.050%	7/24/2035	325	325
	Travelers Cos. Inc.	5.350%	11/1/2040	528	525
	Travelers Cos. Inc.	4.600%	8/1/2043	225	200
	Travelers Cos. Inc.	3.750%	5/15/2046	275	213
	Travelers Cos. Inc.	4.050%	3/7/2048	60	48
	Travelers Cos. Inc.	2.550%	4/27/2050	225	134
	Travelers Cos. Inc.	5.450%	5/25/2053	326	316
	Travelers Cos. Inc.	5.700%	7/24/2055	75	76
[1]	Truist Bank	4.420%	7/24/2028	285	285
[1]	Truist Bank	4.144%	1/27/2029	941	936
[1]	Truist Bank	4.136%	10/23/2029	165	163
[1]	Truist Financial Corp.	7.161%	10/30/2029	978	1,035
	Truist Financial Corp.	4.597%	1/27/2032	144	142
[1]	Truist Financial Corp.	5.153%	8/5/2032	90	91
[1]	Truist Financial Corp.	4.916%	7/28/2033	350	343
[1]	Truist Financial Corp.	6.123%	10/28/2033	25	26
[1]	Truist Financial Corp.	5.867%	6/8/2034	185	193
[1]	Truist Financial Corp.	5.711%	1/24/2035	930	958
[1]	Truist Financial Corp.	4.964%	10/23/2036	800	776
	UBS AG	5.650%	9/11/2028	567	583
	UBS AG	4.302%	3/16/2029	34	34
	UBS AG	4.678%	11/29/2030	250	251
	UBS AG	4.500%	6/26/2048	575	495
	UBS Group AG	4.875%	5/15/2045	580	526
	Unum Group	5.250%	12/15/2035	129	127
	Unum Group	4.125%	6/15/2051	158	119
	Unum Group	6.000%	6/15/2054	210	208
[1]	US Bancorp	3.900%	4/26/2028	720	715
[1]	US Bancorp	4.548%	7/22/2028	452	453
[1]	US Bancorp	1.375%	7/22/2030	1,030	907
	US Bancorp	5.100%	7/23/2030	780	792
	US Bancorp	5.046%	2/12/2031	550	557
	US Bancorp	5.083%	5/15/2031	480	487
	US Bancorp	4.481%	1/26/2032	227	224
[1]	US Bancorp	2.677%	1/27/2033	925	824
[1]	US Bancorp	4.967%	7/22/2033	364	360
	US Bancorp	5.850%	10/21/2033	1,075	1,125
	US Bancorp	4.839%	2/1/2034	495	489
	US Bancorp	5.836%	6/12/2034	40	42
	US Bancorp	2.491%	11/3/2036	318	276
	US Bancorp	5.723%	5/20/2041	500	501
	Visa Inc.	0.750%	8/15/2027	125	120
	Visa Inc.	2.750%	9/15/2027	305	300
	Visa Inc.	3.800%	2/12/2029	150	149
	Visa Inc.	4.100%	2/12/2031	300	298
	Visa Inc.	1.100%	2/15/2031	815	705
	Visa Inc.	4.400%	2/12/2033	300	296
	Visa Inc.	4.150%	12/14/2035	270	258
	Visa Inc.	4.700%	2/12/2036	175	173
	Visa Inc.	2.700%	4/15/2040	605	459
	Visa Inc.	4.300%	12/14/2045	540	465
	Visa Inc.	3.650%	9/15/2047	416	320
	Visa Inc.	2.000%	8/15/2050	50	27
	Voya Financial Inc.	5.000%	9/20/2034	250	246
[1]	Voya Financial Inc.	4.700%	1/23/2048	335	326
	W R Berkley Corp.	3.550%	3/30/2052	40	28
	Wachovia Corp.	5.500%	8/1/2035	714	720
	Webster Financial Corp.	5.784%	9/11/2035	110	111
[1]	Wells Fargo & Co.	4.300%	7/22/2027	100	100
[1]	Wells Fargo & Co.	2.393%	6/2/2028	980	961
[1]	Wells Fargo & Co.	4.808%	7/25/2028	375	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	4.150%	1/24/2029	881	875
	Wells Fargo & Co.	4.970%	4/23/2029	600	605
	Wells Fargo & Co.	4.577%	5/20/2029	650	650
[1]	Wells Fargo & Co.	5.574%	7/25/2029	350	357
	Wells Fargo & Co.	4.078%	9/15/2029	50	49
	Wells Fargo & Co.	6.303%	10/23/2029	200	208
	Wells Fargo & Co.	4.182%	1/23/2030	1,655	1,638
	Wells Fargo & Co.	5.198%	1/23/2030	45	46
[1]	Wells Fargo & Co.	2.879%	10/30/2030	440	415
	Wells Fargo & Co.	5.244%	1/24/2031	1,211	1,232
[1]	Wells Fargo & Co.	2.572%	2/11/2031	1,233	1,143
	Wells Fargo & Co.	4.844%	5/20/2032	423	423
[1]	Wells Fargo & Co.	3.350%	3/2/2033	510	469
[1]	Wells Fargo & Co.	4.897%	7/25/2033	370	369
	Wells Fargo & Co.	5.389%	4/24/2034	295	300
[1]	Wells Fargo & Co.	5.557%	7/25/2034	595	612
	Wells Fargo & Co.	6.491%	10/23/2034	200	217
	Wells Fargo & Co.	5.499%	1/23/2035	1,270	1,296
	Wells Fargo & Co.	5.211%	12/3/2035	1,255	1,256
	Wells Fargo & Co.	5.605%	4/23/2036	1,177	1,208
[1]	Wells Fargo & Co.	5.950%	12/15/2036	135	138
	Wells Fargo & Co.	4.960%	1/23/2037	190	186
[1]	Wells Fargo & Co.	3.068%	4/30/2041	1,425	1,082
	Wells Fargo & Co.	5.375%	11/2/2043	505	476
	Wells Fargo & Co.	5.606%	1/15/2044	370	357
[1]	Wells Fargo & Co.	4.650%	11/4/2044	200	170
	Wells Fargo & Co.	3.900%	5/1/2045	550	436
[1]	Wells Fargo & Co.	4.900%	11/17/2045	280	245
[1]	Wells Fargo & Co.	4.400%	6/14/2046	1,045	848
[1]	Wells Fargo & Co.	4.750%	12/7/2046	518	440
	Wells Fargo & Co.	5.433%	1/23/2047	332	319
[1]	Wells Fargo & Co.	5.013%	4/4/2051	774	693
[1]	Wells Fargo & Co.	4.611%	4/25/2053	899	757
	Wells Fargo Bank NA	5.950%	8/26/2036	463	485
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	789	817
	Western Alliance Bank	6.537%	11/15/2035	105	104
	Western Union Co.	4.750%	6/15/2029	300	298
	Westpac Banking Corp.	5.457%	11/18/2027	425	433
[1]	Westpac Banking Corp.	4.150%	5/11/2028	500	499
	Westpac Banking Corp.	5.535%	11/17/2028	200	206
	Westpac Banking Corp.	1.953%	11/20/2028	297	281
	Westpac Banking Corp.	5.050%	4/16/2029	200	204
	Westpac Banking Corp.	2.650%	1/16/2030	65	61
	Westpac Banking Corp.	2.150%	6/3/2031	25	22
[1]	Westpac Banking Corp.	4.450%	6/12/2031	433	431
	Westpac Banking Corp.	5.405%	8/10/2033	200	203
	Westpac Banking Corp.	6.820%	11/17/2033	400	437
	Westpac Banking Corp.	4.110%	7/24/2034	200	195
[1]	Westpac Banking Corp.	5.618%	11/20/2035	688	696
	Westpac Banking Corp.	2.963%	11/16/2040	260	192
	Westpac Banking Corp.	3.133%	11/18/2041	525	388
	Willis North America Inc.	4.650%	6/15/2027	565	567
	Willis North America Inc.	4.500%	9/15/2028	340	339
	Willis North America Inc.	2.950%	9/15/2029	200	190
	Willis North America Inc.	4.550%	3/15/2031	226	223
	Willis North America Inc.	5.350%	5/15/2033	80	81
	Willis North America Inc.	5.150%	3/15/2036	75	73
	Willis North America Inc.	3.875%	9/15/2049	25	19
	Willis North America Inc.	5.900%	3/5/2054	465	461
	Zions Bancorp NA	4.704%	8/18/2028	500	500
					495,972
Health Care (11.4%)
	Abbott Laboratories	1.150%	1/30/2028	88	84
	Abbott Laboratories	3.700%	3/9/2029	475	467
	Abbott Laboratories	1.400%	6/30/2030	50	44
	Abbott Laboratories	4.300%	3/15/2033	600	584
	Abbott Laboratories	4.650%	3/15/2036	1,850	1,799
	Abbott Laboratories	4.750%	11/30/2036	70	68
	Abbott Laboratories	6.150%	11/30/2037	628	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	4.750%	3/15/2038	395	381
	Abbott Laboratories	6.000%	4/1/2039	50	54
	Abbott Laboratories	4.900%	11/30/2046	140	128
	Abbott Laboratories	5.500%	3/15/2056	915	893
	Abbott Laboratories	5.600%	3/15/2066	460	448
	AbbVie Inc.	3.775%	3/3/2028	200	198
	AbbVie Inc.	4.650%	3/15/2028	205	206
	AbbVie Inc.	4.250%	11/14/2028	407	407
	AbbVie Inc.	4.800%	3/15/2029	1,185	1,198
	AbbVie Inc.	3.200%	11/21/2029	1,575	1,513
	AbbVie Inc.	4.875%	3/15/2030	360	365
	AbbVie Inc.	4.125%	3/15/2031	420	412
	AbbVie Inc.	4.950%	3/15/2031	447	455
	AbbVie Inc.	4.400%	3/15/2033	265	260
	AbbVie Inc.	5.050%	3/15/2034	680	689
	AbbVie Inc.	4.550%	3/15/2035	235	229
	AbbVie Inc.	5.200%	3/15/2035	27	27
	AbbVie Inc.	4.500%	5/14/2035	522	504
	AbbVie Inc.	4.750%	3/15/2036	193	189
	AbbVie Inc.	4.300%	5/14/2036	1,315	1,244
	AbbVie Inc.	4.050%	11/21/2039	620	547
	AbbVie Inc.	4.625%	10/1/2042	830	750
	AbbVie Inc.	4.400%	11/6/2042	420	370
	AbbVie Inc.	4.850%	6/15/2044	885	812
	AbbVie Inc.	4.750%	3/15/2045	210	189
	AbbVie Inc.	4.700%	5/14/2045	530	473
	AbbVie Inc.	4.450%	5/14/2046	590	507
	AbbVie Inc.	4.875%	11/14/2048	50	45
	AbbVie Inc.	4.250%	11/21/2049	1,390	1,136
	AbbVie Inc.	5.400%	3/15/2054	599	575
	AbbVie Inc.	5.550%	3/15/2056	207	203
	AbbVie Inc.	5.500%	3/15/2064	745	717
	AbbVie Inc.	5.650%	3/15/2066	200	197
[1]	AdventHealth Obligated Group	2.795%	11/15/2051	290	177
[1]	Adventist Health System	4.742%	12/1/2030	320	317
	Aetna Inc.	6.625%	6/15/2036	385	419
	Aetna Inc.	4.500%	5/15/2042	276	235
	Agilent Technologies Inc.	4.750%	9/9/2034	200	197
	AHS Hospital Corp.	5.024%	7/1/2045	545	504
[1]	AHS Hospital Corp.	2.780%	7/1/2051	90	56
	Amgen Inc.	3.200%	11/2/2027	225	222
	Amgen Inc.	5.150%	3/2/2028	1,396	1,413
	Amgen Inc.	3.000%	2/22/2029	476	459
	Amgen Inc.	4.050%	8/18/2029	216	213
	Amgen Inc.	2.450%	2/21/2030	895	831
	Amgen Inc.	5.250%	3/2/2030	870	889
	Amgen Inc.	4.200%	2/19/2031	94	92
	Amgen Inc.	2.300%	2/25/2031	247	223
	Amgen Inc.	2.000%	1/15/2032	240	207
	Amgen Inc.	5.250%	3/2/2033	165	168
	Amgen Inc.	4.850%	2/19/2036	128	126
	Amgen Inc.	6.375%	6/1/2037	265	289
	Amgen Inc.	6.400%	2/1/2039	322	347
	Amgen Inc.	3.150%	2/21/2040	340	264
	Amgen Inc.	5.750%	3/15/2040	200	205
	Amgen Inc.	2.800%	8/15/2041	55	40
	Amgen Inc.	4.950%	10/1/2041	200	186
	Amgen Inc.	5.150%	11/15/2041	150	143
	Amgen Inc.	5.650%	6/15/2042	305	303
	Amgen Inc.	5.600%	3/2/2043	575	570
	Amgen Inc.	4.400%	5/1/2045	520	441
	Amgen Inc.	5.500%	2/19/2046	200	193
	Amgen Inc.	4.563%	6/15/2048	310	262
	Amgen Inc.	4.663%	6/15/2051	430	364
	Amgen Inc.	4.200%	2/22/2052	170	133
	Amgen Inc.	4.875%	3/1/2053	425	369
	Amgen Inc.	5.650%	3/2/2053	1,186	1,153
	Amgen Inc.	2.770%	9/1/2053	100	59
	Amgen Inc.	5.650%	2/19/2056	165	161
	Amgen Inc.	4.400%	2/22/2062	395	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.750%	3/2/2063	685	665
[1]	Ascension Health	4.078%	11/15/2028	159	158
[1]	Ascension Health	4.294%	11/15/2030	218	215
[1]	Ascension Health	4.923%	11/15/2035	185	183
[1]	Ascension Health	3.106%	11/15/2039	310	243
	Ascension Health	3.945%	11/15/2046	110	88
[1]	Ascension Health	4.847%	11/15/2053	335	296
	AstraZeneca Finance LLC	1.750%	5/28/2028	225	215
	AstraZeneca Finance LLC	4.850%	2/26/2029	240	243
	AstraZeneca Finance LLC	4.000%	3/2/2031	150	147
	AstraZeneca Finance LLC	2.250%	5/28/2031	125	112
	AstraZeneca Finance LLC	4.300%	3/2/2033	200	195
	AstraZeneca Finance LLC	4.600%	3/2/2036	245	238
	AstraZeneca plc	3.125%	6/12/2027	90	89
	AstraZeneca plc	4.000%	1/17/2029	780	775
	AstraZeneca plc	1.375%	8/6/2030	965	853
	AstraZeneca plc	6.450%	9/15/2037	338	377
	AstraZeneca plc	4.000%	9/18/2042	255	216
	AstraZeneca plc	4.375%	11/16/2045	330	287
	AstraZeneca plc	4.375%	8/17/2048	215	185
	AstraZeneca plc	2.125%	8/6/2050	368	204
	Augusta SpinCo Corp.	4.321%	9/23/2027	515	514
	Augusta SpinCo Corp.	4.398%	3/23/2029	400	398
	Banner Health	1.897%	1/1/2031	230	204
	Banner Health	2.907%	1/1/2042	275	200
	Baxter International Inc.	2.272%	12/1/2028	321	302
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	39
	Baxter International Inc.	2.539%	2/1/2032	722	617
	Baxter International Inc.	5.650%	12/15/2035	130	129
	Baxter International Inc.	3.132%	12/1/2051	270	160
	Baylor Scott & White Holdings	4.185%	11/15/2045	205	171
	Baylor Scott & White Holdings	3.967%	11/15/2046	225	181
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	25	16
	Becton Dickinson & Co.	3.700%	6/6/2027	230	229
	Becton Dickinson & Co.	4.693%	2/13/2028	25	25
	Becton Dickinson & Co.	2.823%	5/20/2030	315	294
	Becton Dickinson & Co.	4.298%	8/22/2032	330	320
	Becton Dickinson & Co.	5.110%	2/8/2034	225	226
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	35	23
	Biogen Inc.	2.250%	5/1/2030	675	616
	Biogen Inc.	5.750%	5/15/2035	150	156
	Biogen Inc.	3.150%	5/1/2050	717	464
	Biogen Inc.	6.450%	5/15/2055	150	159
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	175	168
	Boston Scientific Corp.	4.000%	3/1/2028	40	40
	Boston Scientific Corp.	4.550%	3/1/2039	585	548
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	80	78
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,025	901
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	910	954
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	795	728
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	20	21
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	99	101
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	390	348
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	25	20
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	285	282
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	340	296
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	665	589
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	505	421
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	805	653
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	578	340
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	235	171
	Bristol-Myers Squibb Co.	6.250%	11/15/2053	30	32
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	370	360
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	355	254
	Cardinal Health Inc.	3.410%	6/15/2027	375	372
	Cardinal Health Inc.	5.125%	2/15/2029	310	315
	Cardinal Health Inc.	5.000%	11/15/2029	200	202
	Cardinal Health Inc.	4.500%	9/15/2030	220	218
	Cardinal Health Inc.	5.350%	11/15/2034	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	5.150%	9/15/2035	180	179
	Cardinal Health Inc.	4.600%	3/15/2043	611	529
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	290	196
	Cencora Inc.	3.450%	12/15/2027	150	148
	Cencora Inc.	4.625%	12/15/2027	645	648
	Cencora Inc.	3.950%	2/13/2029	158	156
	Cencora Inc.	4.250%	11/15/2030	100	98
	Cencora Inc.	4.600%	2/13/2033	83	81
	Cencora Inc.	5.125%	2/15/2034	280	281
	Cencora Inc.	5.150%	2/15/2035	200	200
	Cencora Inc.	4.900%	2/13/2036	316	308
	Cencora Inc.	5.650%	2/13/2056	100	98
[1]	Children's Hospital Corp.	4.115%	1/1/2047	200	165
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	350	217
[1]	CHRISTUS Health	4.341%	7/1/2028	480	478
[1]	Cigna Group	3.050%	10/15/2027	50	49
	Cigna Group	4.375%	10/15/2028	625	624
	Cigna Group	5.000%	5/15/2029	430	436
	Cigna Group	4.500%	9/15/2030	356	355
	Cigna Group	4.875%	9/15/2032	818	819
	Cigna Group	5.400%	3/15/2033	312	320
	Cigna Group	5.250%	1/15/2036	380	381
	Cigna Group	4.800%	8/15/2038	1,095	1,037
[1]	Cigna Group	6.125%	11/15/2041	75	78
[1]	Cigna Group	4.800%	7/15/2046	200	175
[1]	Cigna Group	3.875%	10/15/2047	204	155
	Cigna Group	4.900%	12/15/2048	665	584
	Cigna Group	3.400%	3/15/2050	230	159
	Cigna Group	5.600%	2/15/2054	260	250
	Cigna Group	6.000%	1/15/2056	9	9
[1]	City of Hope	5.623%	11/15/2043	525	510
	CommonSpirit Health	6.073%	11/1/2027	560	572
	CommonSpirit Health	4.352%	9/1/2030	295	289
[1]	CommonSpirit Health	4.975%	9/1/2035	300	291
[1]	CommonSpirit Health	4.350%	11/1/2042	315	272
	CommonSpirit Health	5.580%	9/1/2045	150	145
	CommonSpirit Health	3.817%	10/1/2049	100	74
	CommonSpirit Health	4.187%	10/1/2049	196	153
	CommonSpirit Health	3.910%	10/1/2050	470	348
	CommonSpirit Health	5.548%	12/1/2054	30	28
	CommonSpirit Health	5.662%	9/1/2055	143	137
[1]	Community Health Network Inc.	3.099%	5/1/2050	415	263
	CVS Health Corp.	6.250%	6/1/2027	518	528
	CVS Health Corp.	1.300%	8/21/2027	506	487
	CVS Health Corp.	4.300%	3/25/2028	170	169
	CVS Health Corp.	5.000%	1/30/2029	282	285
	CVS Health Corp.	5.400%	6/1/2029	489	500
	CVS Health Corp.	3.250%	8/15/2029	755	725
	CVS Health Corp.	5.125%	2/21/2030	520	527
	CVS Health Corp.	1.750%	8/21/2030	515	456
	CVS Health Corp.	5.250%	1/30/2031	235	239
	CVS Health Corp.	1.875%	2/28/2031	586	515
	CVS Health Corp.	5.550%	6/1/2031	370	381
	CVS Health Corp.	2.125%	9/15/2031	670	585
	CVS Health Corp.	5.300%	6/1/2033	335	340
	CVS Health Corp.	5.700%	6/1/2034	253	261
	CVS Health Corp.	4.875%	7/20/2035	230	223
	CVS Health Corp.	5.450%	9/15/2035	176	178
	CVS Health Corp.	4.780%	3/25/2038	1,022	954
	CVS Health Corp.	6.125%	9/15/2039	200	207
	CVS Health Corp.	4.125%	4/1/2040	889	755
	CVS Health Corp.	2.700%	8/21/2040	25	18
	CVS Health Corp.	5.125%	7/20/2045	430	386
	CVS Health Corp.	5.050%	3/25/2048	1,850	1,624
	CVS Health Corp.	5.625%	2/21/2053	445	416
	CVS Health Corp.	5.875%	6/1/2053	730	706
	CVS Health Corp.	6.050%	6/1/2054	85	85
	CVS Health Corp.	6.250%	9/15/2065	355	357
	Danaher Corp.	2.800%	12/10/2051	755	468
	Dignity Health	4.500%	11/1/2042	25	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Duke University Health System Inc.	3.920%	6/1/2047	315	250
	Elevance Health Inc.	3.650%	12/1/2027	74	73
	Elevance Health Inc.	4.101%	3/1/2028	305	303
	Elevance Health Inc.	5.150%	6/15/2029	486	493
	Elevance Health Inc.	2.875%	9/15/2029	285	270
	Elevance Health Inc.	2.250%	5/15/2030	105	96
	Elevance Health Inc.	2.550%	3/15/2031	500	453
	Elevance Health Inc.	4.950%	11/1/2031	220	221
	Elevance Health Inc.	4.100%	5/15/2032	190	183
	Elevance Health Inc.	4.600%	9/15/2032	528	519
	Elevance Health Inc.	5.500%	10/15/2032	500	515
	Elevance Health Inc.	4.750%	2/15/2033	789	779
	Elevance Health Inc.	5.200%	2/15/2035	225	226
	Elevance Health Inc.	5.000%	1/15/2036	268	263
	Elevance Health Inc.	5.850%	1/15/2036	400	416
	Elevance Health Inc.	4.650%	1/15/2043	60	53
	Elevance Health Inc.	4.650%	8/15/2044	340	296
	Elevance Health Inc.	4.375%	12/1/2047	415	340
	Elevance Health Inc.	3.125%	5/15/2050	137	89
	Elevance Health Inc.	3.600%	3/15/2051	72	51
	Elevance Health Inc.	4.550%	5/15/2052	740	608
	Elevance Health Inc.	6.100%	10/15/2052	685	699
	Elevance Health Inc.	5.125%	2/15/2053	280	250
	Elevance Health Inc.	5.700%	9/15/2055	110	107
	Elevance Health Inc.	5.850%	11/1/2064	195	190
	Eli Lilly & Co.	4.550%	2/12/2028	50	50
	Eli Lilly & Co.	4.000%	10/15/2028	838	835
	Eli Lilly & Co.	3.375%	3/15/2029	810	792
	Eli Lilly & Co.	4.150%	5/20/2029	94	94
	Eli Lilly & Co.	4.750%	2/12/2030	420	426
	Eli Lilly & Co.	4.250%	3/15/2031	455	452
	Eli Lilly & Co.	4.375%	5/20/2031	332	330
	Eli Lilly & Co.	4.900%	2/12/2032	369	375
	Eli Lilly & Co.	4.550%	10/15/2032	339	338
	Eli Lilly & Co.	4.700%	2/27/2033	475	478
	Eli Lilly & Co.	4.650%	5/20/2033	293	292
	Eli Lilly & Co.	4.700%	2/9/2034	350	349
	Eli Lilly & Co.	4.600%	8/14/2034	55	54
	Eli Lilly & Co.	4.900%	10/15/2035	722	723
	Eli Lilly & Co.	4.850%	5/20/2036	350	347
	Eli Lilly & Co.	5.550%	3/15/2037	380	400
	Eli Lilly & Co.	3.950%	3/15/2049	50	40
	Eli Lilly & Co.	2.250%	5/15/2050	80	45
	Eli Lilly & Co.	4.875%	2/27/2053	315	285
	Eli Lilly & Co.	5.000%	2/9/2054	590	543
	Eli Lilly & Co.	5.050%	8/14/2054	450	416
	Eli Lilly & Co.	5.550%	10/15/2055	220	220
	Eli Lilly & Co.	5.600%	5/20/2056	400	401
	Eli Lilly & Co.	4.150%	3/15/2059	447	348
	Eli Lilly & Co.	4.950%	2/27/2063	320	285
	Eli Lilly & Co.	5.100%	2/9/2064	613	558
	Eli Lilly & Co.	5.650%	10/15/2065	116	115
	Eli Lilly & Co.	5.700%	5/20/2066	250	251
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	423	419
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10	10
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	455	472
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	215	216
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	417	440
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	360	366
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	268	262
	Gilead Sciences Inc.	4.250%	5/20/2028	250	250
	Gilead Sciences Inc.	4.400%	5/20/2029	237	237
	Gilead Sciences Inc.	4.800%	11/15/2029	50	51
	Gilead Sciences Inc.	4.600%	5/20/2031	228	228
	Gilead Sciences Inc.	5.250%	10/15/2033	160	165
	Gilead Sciences Inc.	4.900%	5/20/2034	125	125
	Gilead Sciences Inc.	5.100%	6/15/2035	100	101
	Gilead Sciences Inc.	4.000%	9/1/2036	746	686
	Gilead Sciences Inc.	2.600%	10/1/2040	355	259
	Gilead Sciences Inc.	5.650%	12/1/2041	680	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.800%	4/1/2044	280	255
	Gilead Sciences Inc.	4.500%	2/1/2045	410	357
	Gilead Sciences Inc.	4.750%	3/1/2046	333	299
	Gilead Sciences Inc.	2.800%	10/1/2050	600	379
	Gilead Sciences Inc.	5.550%	10/15/2053	325	320
	Gilead Sciences Inc.	5.500%	11/15/2054	200	195
	Gilead Sciences Inc.	5.600%	11/15/2064	175	171
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	188	189
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	200	207
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	106	105
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	690	762
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	810	789
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	735	523
	HCA Inc.	5.000%	3/1/2028	25	25
	HCA Inc.	5.200%	6/1/2028	804	815
	HCA Inc.	5.625%	9/1/2028	315	321
	HCA Inc.	5.875%	2/1/2029	370	380
	HCA Inc.	3.375%	3/15/2029	240	232
	HCA Inc.	4.125%	6/15/2029	546	538
	HCA Inc.	3.500%	9/1/2030	695	660
	HCA Inc.	4.300%	11/15/2030	117	115
	HCA Inc.	5.450%	4/1/2031	500	511
	HCA Inc.	4.700%	5/15/2031	385	382
	HCA Inc.	2.375%	7/15/2031	865	767
	HCA Inc.	5.500%	3/1/2032	325	333
	HCA Inc.	3.625%	3/15/2032	300	279
	HCA Inc.	5.000%	5/15/2033	210	208
	HCA Inc.	5.500%	6/1/2033	515	526
	HCA Inc.	5.600%	4/1/2034	565	578
	HCA Inc.	5.450%	9/15/2034	255	258
	HCA Inc.	5.750%	3/1/2035	772	795
	HCA Inc.	4.900%	11/15/2035	303	293
	HCA Inc.	5.300%	5/15/2036	350	346
	HCA Inc.	4.375%	3/15/2042	135	114
	HCA Inc.	5.500%	6/15/2047	300	278
	HCA Inc.	5.250%	6/15/2049	626	558
	HCA Inc.	3.500%	7/15/2051	170	114
	HCA Inc.	4.625%	3/15/2052	1,010	812
	HCA Inc.	5.900%	6/1/2053	230	221
	HCA Inc.	6.000%	4/1/2054	210	205
	HCA Inc.	6.200%	3/1/2055	265	266
	HCA Inc.	5.700%	11/15/2055	255	240
	HCA Inc.	6.100%	4/1/2064	155	153
	Humana Inc.	5.750%	3/1/2028	75	76
	Humana Inc.	3.700%	3/23/2029	555	542
	Humana Inc.	5.375%	4/15/2031	965	980
	Humana Inc.	2.150%	2/3/2032	200	173
	Humana Inc.	5.875%	3/1/2033	420	432
	Humana Inc.	5.950%	3/15/2034	360	372
	Humana Inc.	4.950%	10/1/2044	390	338
	Humana Inc.	5.750%	4/15/2054	420	388
	Icon Investments Six DAC	5.849%	5/8/2029	200	204
	Illumina Inc.	4.750%	12/12/2030	150	149
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	535	423
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	470	345
[1]	Iowa Health System	3.665%	2/15/2050	325	243
	IQVIA Inc.	6.250%	2/1/2029	480	497
	Johnson & Johnson	4.550%	3/1/2028	85	86
	Johnson & Johnson	4.950%	5/15/2033	90	93
	Johnson & Johnson	4.375%	12/5/2033	310	309
	Johnson & Johnson	5.000%	3/1/2035	800	822
	Johnson & Johnson	3.625%	3/3/2037	65	58
	Johnson & Johnson	3.400%	1/15/2038	180	156
	Johnson & Johnson	4.500%	9/1/2040	577	545
	Johnson & Johnson	4.500%	12/5/2043	1,150	1,065
	Johnson & Johnson	3.500%	1/15/2048	100	76
	Johnson & Johnson	2.450%	9/1/2060	1,140	620
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	285	209
	Kaiser Foundation Hospitals	4.875%	4/1/2042	230	216
	Kaiser Foundation Hospitals	4.150%	5/1/2047	50	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	35	24
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,145	740
	Koninklijke Philips NV	6.875%	3/11/2038	275	306
	Koninklijke Philips NV	5.000%	3/15/2042	125	114
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	200	198
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	484	458
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	50	49
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	256	252
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	99	97
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	140	124
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	320	217
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	130	84
[1]	Mayo Clinic	4.128%	11/15/2052	440	351
[1]	Mayo Clinic	3.196%	11/15/2061	30	19
	McKesson Corp.	4.650%	5/30/2030	265	266
	McKesson Corp.	4.950%	5/30/2032	505	511
	McKesson Corp.	5.250%	5/30/2035	370	377
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	415	342
	Medtronic Global Holdings SCA	4.250%	3/30/2028	330	330
	Medtronic Inc.	4.625%	3/15/2045	921	822
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	345	330
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	25	16
	Merck & Co. Inc.	3.850%	9/15/2027	225	224
	Merck & Co. Inc.	4.300%	5/22/2028	250	251
	Merck & Co. Inc.	1.900%	12/10/2028	805	761
	Merck & Co. Inc.	3.400%	3/7/2029	490	479
	Merck & Co. Inc.	3.850%	3/15/2029	414	410
	Merck & Co. Inc.	1.450%	6/24/2030	450	400
	Merck & Co. Inc.	4.150%	9/15/2030	275	272
	Merck & Co. Inc.	4.650%	5/22/2031	159	160
	Merck & Co. Inc.	2.150%	12/10/2031	100	88
	Merck & Co. Inc.	4.550%	9/15/2032	575	573
	Merck & Co. Inc.	4.450%	12/4/2032	403	398
	Merck & Co. Inc.	4.950%	5/22/2033	238	240
	Merck & Co. Inc.	4.950%	9/15/2035	175	175
	Merck & Co. Inc.	4.750%	12/4/2035	541	531
	Merck & Co. Inc.	5.200%	5/22/2036	367	371
	Merck & Co. Inc.	3.900%	3/7/2039	340	300
	Merck & Co. Inc.	2.350%	6/24/2040	70	50
	Merck & Co. Inc.	3.600%	9/15/2042	295	235
	Merck & Co. Inc.	4.150%	5/18/2043	75	64
	Merck & Co. Inc.	4.900%	5/17/2044	200	185
	Merck & Co. Inc.	3.700%	2/10/2045	175	137
	Merck & Co. Inc.	5.500%	3/15/2046	168	166
	Merck & Co. Inc.	5.750%	5/22/2046	125	127
	Merck & Co. Inc.	4.000%	3/7/2049	315	249
	Merck & Co. Inc.	2.450%	6/24/2050	545	318
	Merck & Co. Inc.	2.750%	12/10/2051	465	284
	Merck & Co. Inc.	5.000%	5/17/2053	383	347
	Merck & Co. Inc.	5.700%	9/15/2055	665	667
	Merck & Co. Inc.	5.550%	12/4/2055	689	677
	Merck & Co. Inc.	5.850%	5/22/2056	225	231
	Merck & Co. Inc.	5.150%	5/17/2063	406	368
	Merck & Co. Inc.	5.700%	12/4/2065	398	393
	Merck Sharp & Dohme Corp.	5.950%	12/1/2028	25	26
[1]	Methodist Hospital	2.705%	12/1/2050	415	253
[1]	Montefiore Obligated Group	5.246%	11/1/2048	135	110
	Mylan Inc.	4.550%	4/15/2028	530	527
	Mylan Inc.	5.200%	4/15/2048	150	123
[1]	MyMichigan Health	3.409%	6/1/2050	440	306
	New York & Presbyterian Hospital	4.024%	8/1/2045	105	86
	Northwell Healthcare Inc.	4.260%	11/1/2047	320	260
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	274
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	435	264
	Novant Health Inc.	2.637%	11/1/2036	605	481
	Novant Health Inc.	3.168%	11/1/2051	214	140
	Novartis Capital Corp.	3.900%	11/5/2028	183	182
	Novartis Capital Corp.	4.100%	3/16/2029	457	454
	Novartis Capital Corp.	3.800%	9/18/2029	430	423
	Novartis Capital Corp.	4.100%	11/5/2030	875	861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	4.400%	3/18/2031	283	282
	Novartis Capital Corp.	4.000%	9/18/2031	216	212
	Novartis Capital Corp.	4.300%	11/5/2032	200	196
	Novartis Capital Corp.	4.600%	3/18/2033	600	596
	Novartis Capital Corp.	4.200%	9/18/2034	170	164
	Novartis Capital Corp.	4.600%	11/5/2035	425	416
	Novartis Capital Corp.	4.900%	3/18/2036	503	501
	Novartis Capital Corp.	5.200%	11/5/2045	540	519
	Novartis Capital Corp.	5.600%	3/18/2046	349	353
	Novartis Capital Corp.	2.750%	8/14/2050	265	168
	Novartis Capital Corp.	4.700%	9/18/2054	483	426
	Novartis Capital Corp.	5.300%	11/5/2055	100	96
	Novartis Capital Corp.	5.700%	3/18/2056	594	603
[1]	NYU Langone Hospitals	5.750%	7/1/2043	100	101
[1]	NYU Langone Hospitals	4.368%	7/1/2047	555	474
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	183	156
	Orlando Health Obligated Group	3.327%	10/1/2050	120	84
	PeaceHealth Obligated Group	4.335%	11/15/2028	65	65
	PeaceHealth Obligated Group	4.855%	11/15/2032	58	58
	Pfizer Inc.	3.875%	11/15/2027	413	412
	Pfizer Inc.	3.600%	9/15/2028	422	417
	Pfizer Inc.	3.450%	3/15/2029	576	563
	Pfizer Inc.	2.625%	4/1/2030	252	236
	Pfizer Inc.	4.200%	11/15/2030	264	262
	Pfizer Inc.	1.750%	8/18/2031	745	651
	Pfizer Inc.	4.500%	11/15/2032	567	560
	Pfizer Inc.	4.875%	11/15/2035	370	366
	Pfizer Inc.	4.000%	12/15/2036	80	74
	Pfizer Inc.	3.900%	3/15/2039	425	371
	Pfizer Inc.	7.200%	3/15/2039	447	523
	Pfizer Inc.	2.550%	5/28/2040	178	130
	Pfizer Inc.	4.300%	6/15/2043	205	177
	Pfizer Inc.	4.125%	12/15/2046	673	553
	Pfizer Inc.	4.200%	9/15/2048	793	648
	Pfizer Inc.	4.000%	3/15/2049	220	174
	Pfizer Inc.	2.700%	5/28/2050	1,155	715
	Pfizer Inc.	5.600%	11/15/2055	275	272
	Pfizer Inc.	5.700%	11/15/2065	325	319
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	1,244	1,248
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	434	436
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	483	480
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	627	588
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	1,125	1,037
	Pharmacia LLC	6.600%	12/1/2028	340	358
	Presbyterian Healthcare Services	4.875%	8/1/2052	30	26
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	335	313
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	280	286
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	100	74
	Quest Diagnostics Inc.	4.600%	12/15/2027	480	482
	Quest Diagnostics Inc.	4.200%	6/30/2029	35	35
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	201
	Quest Diagnostics Inc.	6.400%	11/30/2033	200	217
	Quest Diagnostics Inc.	5.000%	12/15/2034	250	249
	Quest Diagnostics Inc.	5.000%	6/30/2036	187	184
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	11	7
	Revvity Inc.	3.300%	9/15/2029	625	599
	Revvity Inc.	3.625%	3/15/2051	185	130
	Royalty Pharma plc	4.450%	3/25/2031	125	123
	Royalty Pharma plc	2.150%	9/2/2031	250	220
	Royalty Pharma plc	3.300%	9/2/2040	200	155
	Royalty Pharma plc	3.550%	9/2/2050	55	38
	Royalty Pharma plc	3.350%	9/2/2051	235	157
	Royalty Pharma plc	5.900%	9/2/2054	248	245
	Sanofi SA	3.750%	11/3/2027	133	132
	Sanofi SA	3.800%	11/3/2028	176	174
	Sanofi SA	4.200%	11/3/2032	150	147
	Smith & Nephew plc	2.032%	10/14/2030	425	378
	Solventum Corp.	5.400%	3/1/2029	185	189
	Solventum Corp.	5.600%	3/23/2034	440	451
	Solventum Corp.	5.900%	4/30/2054	140	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	SSM Health Care Corp.	3.823%	6/1/2027	235	234
[1]	Stanford Health Care	3.795%	11/15/2048	180	138
	Stanford Health Care	3.027%	8/15/2051	15	10
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	660	601
	Stryker Corp.	3.650%	3/7/2028	635	627
	Stryker Corp.	4.625%	9/11/2034	530	518
	Stryker Corp.	5.200%	2/10/2035	10	10
	Stryker Corp.	4.375%	5/15/2044	335	284
	Stryker Corp.	4.625%	3/15/2046	372	325
	Stryker Corp.	2.900%	6/15/2050	165	106
	Summa Health	3.511%	11/15/2051	410	301
	Sutter Health	5.164%	8/15/2033	325	329
[1]	Sutter Health	3.161%	8/15/2040	685	531
	Sutter Health	5.547%	8/15/2053	55	54
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	905	824
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	239	243
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	445	295
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	145	92
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	565	551
	Takeda US Financing Inc.	5.200%	7/7/2035	385	386
	Takeda US Financing Inc.	5.900%	7/7/2055	380	382
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	30	30
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	526	535
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	221	218
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	305	300
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	109	107
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	240	243
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	88	87
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	75	77
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	100	98
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	432	427
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	180	177
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	40	29
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	25	24
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	320	317
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	615	506
	Toledo Hospital	5.750%	11/15/2038	380	379
	Toledo Hospital	6.015%	11/15/2048	85	81
	Trinity Health Corp.	4.125%	12/1/2045	240	196
[1]	Trinity Health Corp.	3.434%	12/1/2048	385	281
	UnitedHealth Group Inc.	2.950%	10/15/2027	41	40
	UnitedHealth Group Inc.	5.250%	2/15/2028	50	51
	UnitedHealth Group Inc.	4.400%	6/15/2028	110	110
	UnitedHealth Group Inc.	3.875%	12/15/2028	160	158
	UnitedHealth Group Inc.	4.250%	1/15/2029	502	500
	UnitedHealth Group Inc.	4.700%	4/15/2029	200	202
	UnitedHealth Group Inc.	4.000%	5/15/2029	283	280
	UnitedHealth Group Inc.	2.875%	8/15/2029	422	403
	UnitedHealth Group Inc.	5.300%	2/15/2030	426	436
	UnitedHealth Group Inc.	2.000%	5/15/2030	963	875
	UnitedHealth Group Inc.	4.650%	1/15/2031	170	170
	UnitedHealth Group Inc.	4.900%	4/15/2031	356	360
	UnitedHealth Group Inc.	2.300%	5/15/2031	400	359
	UnitedHealth Group Inc.	4.950%	1/15/2032	388	392
	UnitedHealth Group Inc.	4.200%	5/15/2032	115	112
	UnitedHealth Group Inc.	5.350%	2/15/2033	300	309
	UnitedHealth Group Inc.	4.500%	4/15/2033	418	409
	UnitedHealth Group Inc.	5.000%	4/15/2034	355	356
	UnitedHealth Group Inc.	5.150%	7/15/2034	335	339
	UnitedHealth Group Inc.	5.300%	6/15/2035	341	347
	UnitedHealth Group Inc.	5.800%	3/15/2036	325	342
	UnitedHealth Group Inc.	6.625%	11/15/2037	425	473
	UnitedHealth Group Inc.	6.875%	2/15/2038	202	230
	UnitedHealth Group Inc.	3.500%	8/15/2039	100	82
	UnitedHealth Group Inc.	5.700%	10/15/2040	35	36
	UnitedHealth Group Inc.	5.950%	2/15/2041	631	655
	UnitedHealth Group Inc.	3.050%	5/15/2041	422	318
	UnitedHealth Group Inc.	4.625%	11/15/2041	569	512
	UnitedHealth Group Inc.	4.375%	3/15/2042	270	235
	UnitedHealth Group Inc.	3.950%	10/15/2042	258	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	3/15/2043	25	21
	UnitedHealth Group Inc.	5.500%	7/15/2044	438	428
	UnitedHealth Group Inc.	4.750%	7/15/2045	381	338
	UnitedHealth Group Inc.	4.200%	1/15/2047	466	377
	UnitedHealth Group Inc.	4.250%	4/15/2047	519	422
	UnitedHealth Group Inc.	3.750%	10/15/2047	200	151
	UnitedHealth Group Inc.	4.450%	12/15/2048	950	788
	UnitedHealth Group Inc.	3.700%	8/15/2049	280	205
	UnitedHealth Group Inc.	3.250%	5/15/2051	100	67
	UnitedHealth Group Inc.	5.875%	2/15/2053	143	144
	UnitedHealth Group Inc.	5.050%	4/15/2053	762	680
	UnitedHealth Group Inc.	5.375%	4/15/2054	25	23
	UnitedHealth Group Inc.	5.625%	7/15/2054	134	130
	UnitedHealth Group Inc.	5.950%	6/15/2055	650	665
	UnitedHealth Group Inc.	3.875%	8/15/2059	75	53
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,135	1,151
	UnitedHealth Group Inc.	5.500%	4/15/2064	215	201
	UnitedHealth Group Inc.	5.750%	7/15/2064	290	282
	Universal Health Services Inc.	4.625%	10/15/2029	115	114
	Universal Health Services Inc.	2.650%	1/15/2032	70	61
	UPMC	5.035%	5/15/2033	320	322
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	200	168
	Viatris Inc.	2.700%	6/22/2030	435	397
	Viatris Inc.	3.850%	6/22/2040	251	196
	Viatris Inc.	4.000%	6/22/2050	350	239
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	120	76
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	85	53
	Wyeth LLC	6.000%	2/15/2036	744	794
	Wyeth LLC	5.950%	4/1/2037	357	380
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	190	112
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	559	501
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	200	200
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	197	200
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	30	26
	Zoetis Inc.	3.000%	9/12/2027	490	482
	Zoetis Inc.	4.150%	8/17/2028	241	240
	Zoetis Inc.	5.000%	8/17/2035	419	414
	Zoetis Inc.	4.700%	2/1/2043	245	219
	Zoetis Inc.	3.000%	5/15/2050	305	197
					200,341
Industrials (6.9%)
	3M Co.	2.875%	10/15/2027	379	372
[1]	3M Co.	3.625%	9/14/2028	550	543
[1]	3M Co.	3.375%	3/1/2029	75	73
	3M Co.	2.375%	8/26/2029	871	817
	3M Co.	4.800%	3/15/2030	200	202
	3M Co.	3.050%	4/15/2030	215	204
[1]	3M Co.	4.000%	9/14/2048	788	620
	3M Co.	3.250%	8/26/2049	218	150
	3M Co.	3.700%	4/15/2050	141	104
	ABB Finance USA Inc.	3.800%	4/3/2028	179	177
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	180	161
	AGCO Corp.	5.800%	3/21/2034	277	285
	Allegion plc	3.500%	10/1/2029	40	38
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	536	479
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	319	309
[1]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	150	149
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	181	176
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	162	156
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	14	14
	Amphenol Corp.	3.800%	11/15/2027	150	149
	Amphenol Corp.	4.375%	6/12/2028	300	300
	Amphenol Corp.	3.900%	11/15/2028	331	328
	Amphenol Corp.	5.050%	4/5/2029	100	102
	Amphenol Corp.	4.350%	6/1/2029	197	197
	Amphenol Corp.	4.125%	11/15/2030	267	262
	Amphenol Corp.	2.200%	9/15/2031	738	652
	Amphenol Corp.	4.400%	2/15/2033	382	372
	Amphenol Corp.	4.625%	2/15/2036	610	589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amphenol Corp.	5.375%	11/15/2054	225	218
	Amphenol Corp.	5.300%	11/15/2055	495	469
	Boeing Co.	3.250%	2/1/2028	260	255
	Boeing Co.	3.200%	3/1/2029	500	483
	Boeing Co.	6.298%	5/1/2029	225	235
	Boeing Co.	5.150%	5/1/2030	70	71
	Boeing Co.	3.625%	2/1/2031	703	670
	Boeing Co.	6.388%	5/1/2031	810	864
	Boeing Co.	3.600%	5/1/2034	200	181
	Boeing Co.	6.528%	5/1/2034	467	510
	Boeing Co.	3.250%	2/1/2035	430	374
	Boeing Co.	6.625%	2/15/2038	75	82
	Boeing Co.	3.550%	3/1/2038	350	292
	Boeing Co.	6.875%	3/15/2039	531	594
	Boeing Co.	5.705%	5/1/2040	517	527
	Boeing Co.	3.375%	6/15/2046	327	228
	Boeing Co.	3.850%	11/1/2048	240	177
	Boeing Co.	3.900%	5/1/2049	870	647
	Boeing Co.	3.750%	2/1/2050	444	325
	Boeing Co.	5.805%	5/1/2050	387	384
	Boeing Co.	6.858%	5/1/2054	660	745
	Boeing Co.	3.950%	8/1/2059	100	72
	Boeing Co.	5.930%	5/1/2060	543	538
	Boeing Co.	7.008%	5/1/2064	525	599
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	152	148
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	80	80
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	30	29
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	38	34
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	840	804
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	25	20
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	870	707
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	50	40
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	860	623
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	190	124
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	30	20
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	875	544
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	40	37
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	65	63
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	94	92
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	330	333
	Canadian National Railway Co.	4.350%	5/12/2029	125	125
	Canadian National Railway Co.	4.200%	3/12/2031	300	295
	Canadian National Railway Co.	4.750%	11/12/2035	234	230
	Canadian National Railway Co.	4.950%	5/12/2036	300	299
	Canadian National Railway Co.	3.200%	8/2/2046	25	18
	Canadian National Railway Co.	4.450%	1/20/2049	555	471
	Canadian National Railway Co.	2.450%	5/1/2050	550	323
	Canadian Pacific Railway Co.	4.000%	6/1/2028	15	15
	Canadian Pacific Railway Co.	4.000%	3/15/2029	115	114
	Canadian Pacific Railway Co.	4.800%	3/30/2030	853	860
	Canadian Pacific Railway Co.	2.450%	12/2/2031	75	67
	Canadian Pacific Railway Co.	5.200%	3/30/2035	296	300
	Canadian Pacific Railway Co.	3.000%	12/2/2041	155	115
	Canadian Pacific Railway Co.	4.950%	8/15/2045	25	23
	Canadian Pacific Railway Co.	4.700%	5/1/2048	90	79
	Canadian Pacific Railway Co.	3.100%	12/2/2051	1,405	917
	Canadian Pacific Railway Co.	5.500%	3/15/2056	125	121
	Canadian Pacific Railway Co.	4.200%	11/15/2069	640	477
	Carrier Global Corp.	5.900%	3/15/2034	380	401
	Carrier Global Corp.	3.377%	4/5/2040	970	777
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	136	135
[1]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	200	200
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	175	175
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	185	184
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	450	444
[1]	Caterpillar Financial Services Corp.	4.300%	5/15/2029	250	250
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	115	113
[1]	Caterpillar Financial Services Corp.	4.500%	5/15/2031	223	223
	Caterpillar Inc.	1.900%	3/12/2031	335	299
	Caterpillar Inc.	5.200%	5/15/2035	905	924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	6.050%	8/15/2036	210	229
	Caterpillar Inc.	3.250%	9/19/2049	20	14
	Caterpillar Inc.	3.250%	4/9/2050	70	49
	Caterpillar Inc.	4.750%	5/15/2064	566	495
	CNH Industrial Capital LLC	4.500%	10/8/2027	300	300
	CNH Industrial Capital LLC	4.750%	3/21/2028	160	161
	CNH Industrial Capital LLC	4.550%	4/10/2028	260	260
	CNH Industrial Capital LLC	5.500%	1/12/2029	250	255
	CNH Industrial Capital LLC	5.100%	4/20/2029	95	96
	CNH Industrial Capital LLC	4.500%	10/16/2030	323	319
	CNH Industrial Capital LLC	4.375%	3/7/2031	240	235
[1]	CNH Industrial NV	3.850%	11/15/2027	645	639
	CSX Corp.	3.250%	6/1/2027	315	312
	CSX Corp.	4.250%	3/15/2029	361	360
	CSX Corp.	2.400%	2/15/2030	500	464
	CSX Corp.	4.100%	11/15/2032	200	194
	CSX Corp.	5.050%	6/15/2035	273	274
	CSX Corp.	6.150%	5/1/2037	460	497
	CSX Corp.	3.800%	11/1/2046	500	387
	CSX Corp.	4.300%	3/1/2048	100	82
	CSX Corp.	3.950%	5/1/2050	100	77
	CSX Corp.	4.500%	11/15/2052	275	232
	CSX Corp.	4.900%	3/15/2055	755	673
	CSX Corp.	4.250%	11/1/2066	465	354
	CSX Corp.	4.650%	3/1/2068	50	41
	Cummins Inc.	4.250%	5/9/2028	75	75
	Cummins Inc.	4.700%	2/15/2031	320	322
	Cummins Inc.	5.150%	2/20/2034	200	204
	Cummins Inc.	5.300%	5/9/2035	300	307
	Cummins Inc.	4.875%	10/1/2043	499	470
[3]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	200	203
	Deere & Co.	7.125%	3/3/2031	100	111
	Deere & Co.	5.450%	1/16/2035	75	78
	Deere & Co.	5.700%	1/19/2055	404	415
	Deere Funding Canada Corp.	4.150%	10/9/2030	329	324
	Delta Air Lines Inc.	4.950%	7/10/2028	215	216
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	500	500
	Delta Air Lines Inc.	5.250%	7/10/2030	179	181
	Dover Corp.	5.375%	10/15/2035	200	208
	Eaton Corp.	3.850%	3/6/2028	250	248
	Eaton Corp.	3.950%	3/6/2029	99	98
	Eaton Corp.	4.200%	3/6/2031	182	179
	Eaton Corp.	4.000%	11/2/2032	200	193
	Eaton Corp.	4.500%	3/6/2033	136	134
[1]	Eaton Corp.	4.150%	3/15/2033	600	583
	Eaton Corp.	4.800%	3/6/2036	210	207
	Eaton Corp.	4.150%	11/2/2042	10	9
	Eaton Corp.	5.450%	3/6/2056	100	98
	Embraer Netherlands Finance BV	5.980%	2/11/2035	304	315
	Embraer Netherlands Finance BV	5.400%	1/9/2038	260	250
	Emerson Electric Co.	1.800%	10/15/2027	120	116
	Emerson Electric Co.	2.200%	12/21/2031	270	240
	Emerson Electric Co.	5.000%	3/15/2035	550	553
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	105	91
[1]	FedEx Corp.	2.400%	5/15/2031	386	347
[1]	FedEx Corp.	4.900%	1/15/2034	335	332
[1]	FedEx Corp.	3.875%	8/1/2042	200	159
[1]	FedEx Corp.	4.100%	4/15/2043	209	171
[1]	FedEx Corp.	4.750%	11/15/2045	215	187
[1]	FedEx Corp.	4.550%	4/1/2046	250	210
[1]	FedEx Corp.	4.400%	1/15/2047	25	20
[1]	FedEx Corp.	4.050%	2/15/2048	165	128
[1]	FedEx Corp.	4.950%	10/17/2048	290	256
[1]	FedEx Corp.	5.250%	5/15/2050	550	508
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	182	180
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	288	283
[3]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	123	121
[3]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	152	148
	Flowserve Corp.	3.500%	10/1/2030	15	14
	Flowserve Corp.	5.700%	5/15/2036	125	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortive Corp.	4.750%	5/15/2031	100	100
	Fortive Corp.	4.300%	6/15/2046	365	298
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	248	237
	GE Vernova Inc.	4.250%	2/4/2031	257	253
	GE Vernova Inc.	4.875%	2/4/2036	356	351
	GE Vernova Inc.	5.500%	2/4/2056	223	216
	General Dynamics Corp.	2.625%	11/15/2027	250	245
	General Dynamics Corp.	3.750%	5/15/2028	425	422
	General Dynamics Corp.	3.625%	4/1/2030	920	892
	General Dynamics Corp.	4.950%	8/15/2035	50	50
	General Dynamics Corp.	2.850%	6/1/2041	160	119
	General Electric Co.	4.300%	7/29/2030	565	561
[1]	General Electric Co.	6.750%	3/15/2032	50	55
	General Electric Co.	4.900%	1/29/2036	341	341
[1]	General Electric Co.	5.875%	1/14/2038	310	331
	General Electric Co.	4.350%	5/1/2050	295	249
	GXO Logistics Inc.	2.650%	7/15/2031	695	616
	HEICO Corp.	5.250%	8/1/2028	240	244
	HEICO Corp.	5.350%	8/1/2033	120	122
	Hexcel Corp.	4.900%	5/15/2031	67	67
[3]	Honeywell Aerospace Inc.	3.900%	3/16/2028	99	98
[3]	Honeywell Aerospace Inc.	4.000%	3/16/2029	120	119
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	820	807
[3]	Honeywell Aerospace Inc.	4.600%	3/16/2033	540	532
[3]	Honeywell Aerospace Inc.	4.950%	3/16/2036	963	952
[3]	Honeywell Aerospace Inc.	5.622%	3/16/2046	250	249
[3]	Honeywell Aerospace Inc.	5.732%	3/16/2056	900	900
	Honeywell International Inc.	2.700%	8/15/2029	30	28
	Honeywell International Inc.	1.750%	9/1/2031	930	808
	Honeywell International Inc.	2.800%	6/1/2050	760	486
	Howmet Aerospace Inc.	4.850%	10/15/2031	610	614
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	149
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	491	501
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	400	414
	IDEX Corp.	3.000%	5/1/2030	118	111
	IDEX Corp.	2.625%	6/15/2031	565	512
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	71
	Illinois Tool Works Inc.	3.900%	9/1/2042	200	168
	Ingersoll Rand Inc.	5.176%	6/15/2029	350	357
	Ingersoll Rand Inc.	5.450%	6/15/2034	295	301
	Ingersoll Rand Inc.	5.700%	6/15/2054	260	257
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	207	214
	Jacobs Solutions Inc.	4.750%	3/3/2031	100	99
	Jacobs Solutions Inc.	5.375%	3/3/2036	100	98
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	58	54
[1]	John Deere Capital Corp.	4.900%	6/11/2027	315	318
[1]	John Deere Capital Corp.	4.150%	9/15/2027	15	15
[1]	John Deere Capital Corp.	4.750%	1/20/2028	490	495
[1]	John Deere Capital Corp.	4.900%	3/3/2028	241	244
[1]	John Deere Capital Corp.	4.250%	6/5/2028	493	494
[1]	John Deere Capital Corp.	4.950%	7/14/2028	200	203
[1]	John Deere Capital Corp.	4.125%	1/18/2029	261	260
[1]	John Deere Capital Corp.	3.450%	3/7/2029	200	196
[1]	John Deere Capital Corp.	3.900%	3/9/2029	218	216
[1]	John Deere Capital Corp.	3.350%	4/18/2029	55	54
[1]	John Deere Capital Corp.	2.800%	7/18/2029	345	330
[1]	John Deere Capital Corp.	2.450%	1/9/2030	236	221
[1]	John Deere Capital Corp.	4.550%	6/5/2030	220	221
[1]	John Deere Capital Corp.	4.375%	10/15/2030	420	418
	John Deere Capital Corp.	1.450%	1/15/2031	305	266
[1]	John Deere Capital Corp.	4.900%	3/7/2031	330	335
[1]	John Deere Capital Corp.	4.200%	3/10/2031	77	76
[1]	John Deere Capital Corp.	4.375%	4/15/2031	175	174
	John Deere Capital Corp.	4.400%	9/8/2031	570	566
[1]	John Deere Capital Corp.	3.900%	6/7/2032	270	261
[1]	John Deere Capital Corp.	5.150%	9/8/2033	210	215
[1]	John Deere Capital Corp.	5.100%	4/11/2034	25	25
[1]	John Deere Capital Corp.	5.050%	6/12/2034	200	202
[1]	Johnson Controls International plc	4.950%	7/2/2064	195	168
	Kennametal Inc.	5.800%	5/28/2036	63	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keysight Technologies Inc.	4.950%	10/15/2034	455	451
	L3Harris Technologies Inc.	5.050%	6/1/2029	670	679
	L3Harris Technologies Inc.	5.250%	6/1/2031	725	741
	L3Harris Technologies Inc.	5.350%	6/1/2034	200	204
	L3Harris Technologies Inc.	5.600%	7/31/2053	190	186
	L3Harris Technologies Inc.	5.500%	8/15/2054	175	169
	Lockheed Martin Corp.	4.450%	5/15/2028	334	335
	Lockheed Martin Corp.	4.150%	8/15/2028	50	50
	Lockheed Martin Corp.	4.500%	2/15/2029	250	251
	Lockheed Martin Corp.	1.850%	6/15/2030	50	45
	Lockheed Martin Corp.	4.400%	8/15/2030	345	344
	Lockheed Martin Corp.	4.700%	12/15/2031	100	101
	Lockheed Martin Corp.	5.250%	1/15/2033	345	358
	Lockheed Martin Corp.	4.750%	2/15/2034	465	463
	Lockheed Martin Corp.	5.000%	8/15/2035	155	156
	Lockheed Martin Corp.	5.720%	6/1/2040	75	79
	Lockheed Martin Corp.	3.800%	3/1/2045	484	384
	Lockheed Martin Corp.	4.700%	5/15/2046	858	763
	Lockheed Martin Corp.	4.090%	9/15/2052	30	24
	Lockheed Martin Corp.	4.150%	6/15/2053	445	352
	Lockheed Martin Corp.	5.700%	11/15/2054	70	70
	Lockheed Martin Corp.	5.200%	2/15/2055	302	283
	Lockheed Martin Corp.	5.900%	11/15/2063	500	514
	Norfolk Southern Corp.	5.050%	8/1/2030	775	788
	Norfolk Southern Corp.	4.450%	3/1/2033	225	221
	Norfolk Southern Corp.	5.100%	5/1/2035	597	600
	Norfolk Southern Corp.	4.837%	10/1/2041	75	70
	Norfolk Southern Corp.	4.450%	6/15/2045	765	657
	Norfolk Southern Corp.	4.650%	1/15/2046	200	175
	Norfolk Southern Corp.	4.150%	2/28/2048	215	173
	Norfolk Southern Corp.	3.050%	5/15/2050	215	140
	Norfolk Southern Corp.	2.900%	8/25/2051	30	19
	Norfolk Southern Corp.	4.050%	8/15/2052	150	115
	Norfolk Southern Corp.	5.350%	8/1/2054	300	282
	Norfolk Southern Corp.	3.155%	5/15/2055	380	243
	Norfolk Southern Corp.	5.950%	3/15/2064	200	203
	Norfolk Southern Corp.	4.100%	5/15/2121	65	45
	Northrop Grumman Corp.	3.250%	1/15/2028	983	967
	Northrop Grumman Corp.	4.650%	7/15/2030	385	386
	Northrop Grumman Corp.	4.700%	3/15/2033	200	199
	Northrop Grumman Corp.	4.750%	6/1/2043	125	114
	Northrop Grumman Corp.	4.030%	10/15/2047	742	590
	Northrop Grumman Corp.	5.250%	5/1/2050	910	853
	Northrop Grumman Corp.	4.950%	3/15/2053	27	24
	Northrop Grumman Corp.	5.200%	6/1/2054	90	84
	nVent Finance Sarl	4.550%	4/15/2028	200	199
	Otis Worldwide Corp.	5.250%	8/16/2028	85	87
	Otis Worldwide Corp.	4.488%	5/7/2029	250	250
	Otis Worldwide Corp.	2.565%	2/15/2030	398	370
	Otis Worldwide Corp.	5.125%	11/19/2031	200	204
	Otis Worldwide Corp.	5.131%	9/4/2035	88	88
	Otis Worldwide Corp.	3.112%	2/15/2040	310	238
	PACCAR Financial Corp.	4.250%	6/23/2027	150	150
	PACCAR Financial Corp.	4.450%	8/6/2027	845	849
	PACCAR Financial Corp.	4.000%	8/8/2028	450	449
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	413	411
[1]	PACCAR Financial Corp.	3.900%	2/5/2029	178	177
	PACCAR Financial Corp.	4.000%	9/26/2029	35	35
	PACCAR Financial Corp.	4.550%	5/8/2030	75	76
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	215	218
	Parker-Hannifin Corp.	4.250%	9/15/2027	87	87
	Parker-Hannifin Corp.	3.250%	6/14/2029	25	24
	Parker-Hannifin Corp.	4.500%	9/15/2029	605	606
	Parker-Hannifin Corp.	4.000%	6/14/2049	560	445
	Pentair Finance Sarl	4.500%	7/1/2029	315	313
	Precision Castparts Corp.	3.900%	1/15/2043	25	21
	Precision Castparts Corp.	4.375%	6/15/2045	60	51
	Regal Rexnord Corp.	6.050%	4/15/2028	320	327
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	895	934
	Regal Rexnord Corp.	6.400%	4/15/2033	481	510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	3.950%	5/15/2028	225	224
	Republic Services Inc.	4.875%	4/1/2029	235	238
	Republic Services Inc.	4.750%	7/15/2030	184	186
	Republic Services Inc.	1.450%	2/15/2031	50	43
	Republic Services Inc.	1.750%	2/15/2032	584	500
	Republic Services Inc.	5.000%	12/15/2033	295	299
	Republic Services Inc.	5.000%	4/1/2034	91	92
	Republic Services Inc.	5.150%	3/15/2035	21	21
	Republic Services Inc.	3.050%	3/1/2050	200	133
	Rockwell Automation Inc.	1.750%	8/15/2031	385	334
	Rockwell Automation Inc.	4.200%	3/1/2049	345	281
	RTX Corp.	4.125%	11/16/2028	235	234
	RTX Corp.	6.000%	3/15/2031	665	704
	RTX Corp.	1.900%	9/1/2031	253	221
	RTX Corp.	5.150%	2/27/2033	509	519
	RTX Corp.	6.100%	3/15/2034	200	215
	RTX Corp.	6.050%	6/1/2036	290	312
	RTX Corp.	6.125%	7/15/2038	290	312
	RTX Corp.	5.700%	4/15/2040	75	77
	RTX Corp.	4.875%	10/15/2040	271	257
	RTX Corp.	4.700%	12/15/2041	227	209
	RTX Corp.	4.500%	6/1/2042	523	467
	RTX Corp.	4.800%	12/15/2043	425	383
	RTX Corp.	4.150%	5/15/2045	340	280
	RTX Corp.	3.750%	11/1/2046	335	256
	RTX Corp.	4.350%	4/15/2047	285	238
	RTX Corp.	4.050%	5/4/2047	508	405
	RTX Corp.	4.625%	11/16/2048	620	534
	RTX Corp.	3.125%	7/1/2050	45	30
	RTX Corp.	2.820%	9/1/2051	15	9
	RTX Corp.	5.375%	2/27/2053	203	193
	RTX Corp.	6.400%	3/15/2054	315	344
[1]	Ryder System Inc.	5.250%	6/1/2028	540	548
	Ryder System Inc.	6.300%	12/1/2028	200	208
[1]	Ryder System Inc.	4.850%	6/15/2030	50	50
	Ryder System Inc.	4.300%	12/1/2030	100	98
	Ryder System Inc.	6.600%	12/1/2033	300	328
	Southwest Airlines Co.	5.125%	6/15/2027	750	754
	Southwest Airlines Co.	4.375%	11/15/2028	100	99
	Southwest Airlines Co.	5.250%	11/15/2035	195	189
	Teledyne Technologies Inc.	2.750%	4/1/2031	240	220
	Textron Inc.	2.450%	3/15/2031	625	564
	Textron Inc.	6.100%	11/15/2033	50	53
	Textron Inc.	4.950%	3/15/2036	50	49
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	550	541
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	325	277
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	35	36
	Trimble Inc.	4.900%	6/15/2028	465	466
	Triton Container International Ltd.	3.250%	3/15/2032	284	253
	Triton Container International Ltd.	5.150%	2/15/2033	200	197
	Tyco Electronics Group SA	4.500%	2/9/2031	100	99
	Tyco Electronics Group SA	4.875%	2/9/2036	188	185
	Tyco Electronics Group SA	7.125%	10/1/2037	132	152
	Union Pacific Corp.	3.950%	9/10/2028	160	159
	Union Pacific Corp.	3.700%	3/1/2029	27	27
	Union Pacific Corp.	2.400%	2/5/2030	70	65
	Union Pacific Corp.	2.375%	5/20/2031	344	312
	Union Pacific Corp.	2.800%	2/14/2032	845	770
	Union Pacific Corp.	4.500%	1/20/2033	75	75
	Union Pacific Corp.	5.100%	2/20/2035	114	116
	Union Pacific Corp.	2.891%	4/6/2036	955	804
	Union Pacific Corp.	3.600%	9/15/2037	417	367
[1]	Union Pacific Corp.	3.550%	8/15/2039	560	472
	Union Pacific Corp.	4.050%	11/15/2045	35	28
	Union Pacific Corp.	3.250%	2/5/2050	1,135	780
	Union Pacific Corp.	3.799%	10/1/2051	60	45
	Union Pacific Corp.	3.500%	2/14/2053	35	25
	Union Pacific Corp.	5.600%	12/1/2054	475	470
	Union Pacific Corp.	3.839%	3/20/2060	150	108
	Union Pacific Corp.	2.973%	9/16/2062	300	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.750%	2/5/2070	590	400
	Union Pacific Corp.	3.799%	4/6/2071	200	138
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	37	38
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	319	331
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	237	230
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	444	430
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	207	212
	United Parcel Service Inc.	3.050%	11/15/2027	620	611
	United Parcel Service Inc.	4.650%	10/15/2030	50	50
	United Parcel Service Inc.	4.875%	3/3/2033	335	340
	United Parcel Service Inc.	5.250%	5/14/2035	202	206
	United Parcel Service Inc.	6.200%	1/15/2038	405	440
	United Parcel Service Inc.	4.875%	11/15/2040	60	57
	United Parcel Service Inc.	3.625%	10/1/2042	260	206
	United Parcel Service Inc.	3.750%	11/15/2047	420	318
	United Parcel Service Inc.	5.300%	4/1/2050	45	43
	United Parcel Service Inc.	5.050%	3/3/2053	610	549
	United Parcel Service Inc.	5.500%	5/22/2054	375	361
	United Parcel Service Inc.	5.950%	5/14/2055	140	143
	United Parcel Service Inc.	5.600%	5/22/2064	115	110
	United Parcel Service Inc.	6.050%	5/14/2065	340	347
	Valmont Industries Inc.	5.000%	10/1/2044	575	522
[2]	Veralto Corp.	4.850%	1/15/2032	200	200
	Vertiv Holdings Co.	4.850%	3/15/2036	129	126
	Vertiv Holdings Co.	5.650%	3/15/2046	100	97
	Vertiv Holdings Co.	5.800%	3/15/2056	188	185
	Vertiv Holdings Co.	5.950%	3/15/2066	50	49
	Waste Connections Inc.	2.600%	2/1/2030	610	573
	Waste Connections Inc.	3.200%	6/1/2032	220	202
	Waste Connections Inc.	4.200%	1/15/2033	395	381
	Waste Connections Inc.	5.250%	9/1/2035	104	106
	Waste Connections Inc.	4.800%	7/15/2036	759	742
	Waste Connections Inc.	2.950%	1/15/2052	240	153
	Waste Management Inc.	4.950%	7/3/2027	275	277
	Waste Management Inc.	1.150%	3/15/2028	780	740
	Waste Management Inc.	4.500%	3/15/2028	451	453
	Waste Management Inc.	4.875%	2/15/2029	450	456
	Waste Management Inc.	1.500%	3/15/2031	148	129
	Waste Management Inc.	4.875%	2/15/2034	50	50
	Waste Management Inc.	2.950%	6/1/2041	50	38
	Waste Management Inc.	5.350%	10/15/2054	790	758
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	55	55
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	50
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	105	107
	WW Grainger Inc.	3.750%	5/15/2046	490	383
	Xylem Inc.	1.950%	1/30/2028	407	391
	Xylem Inc.	5.200%	6/1/2033	59	60
	Xylem Inc.	5.450%	6/1/2036	58	59
					120,699
Materials (2.9%)
	Air Products and Chemicals Inc.	4.900%	10/11/2032	50	50
	Air Products and Chemicals Inc.	4.800%	3/3/2033	530	534
	Air Products and Chemicals Inc.	4.850%	2/8/2034	90	90
	Air Products and Chemicals Inc.	2.700%	5/15/2040	95	70
	Air Products and Chemicals Inc.	2.800%	5/15/2050	140	87
	Albemarle Corp.	5.050%	6/1/2032	158	159
	Amcor Finance USA Inc.	4.500%	5/15/2028	255	255
	Amcor Finance USA Inc.	5.625%	5/26/2033	225	232
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	160	161
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	250	248
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	126	128
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	52	53
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	431	422
	Amcor Group Finance plc	5.450%	5/23/2029	200	205
	Amrize Finance US LLC	4.700%	4/7/2028	87	87
	Amrize Finance US LLC	4.950%	4/7/2030	77	78
	Amrize Finance US LLC	5.400%	4/7/2035	800	812
	Amrize Finance US LLC	7.125%	7/15/2036	175	198
	Amrize Finance US LLC	4.750%	9/22/2046	40	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	450	430
	AptarGroup Inc.	4.750%	3/30/2031	119	118
	AptarGroup Inc.	3.600%	3/15/2032	315	292
	ArcelorMittal SA	6.550%	11/29/2027	65	67
	ArcelorMittal SA	6.800%	11/29/2032	368	406
	ArcelorMittal SA	6.000%	6/17/2034	100	105
	ArcelorMittal SA	5.375%	5/19/2036	200	199
	ArcelorMittal SA	6.350%	6/17/2054	290	303
	Barrick Mining Corp.	5.250%	4/1/2042	35	34
	Barrick North America Finance LLC	5.750%	5/1/2043	500	506
	Berry Global Inc.	5.500%	4/15/2028	200	203
	Berry Global Inc.	5.650%	1/15/2034	465	475
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	625	635
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	418	428
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	330	338
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	120	123
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	450	452
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	1,125	1,060
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	95	93
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	130	132
	Carlisle Cos. Inc.	2.750%	3/1/2030	311	291
	Carlisle Cos. Inc.	5.250%	9/15/2035	24	24
	Carlisle Cos. Inc.	5.550%	9/15/2040	220	219
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	85	84
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	70	62
	CF Industries Inc.	5.150%	3/15/2034	475	473
	CF Industries Inc.	5.300%	11/26/2035	400	399
	CF Industries Inc.	5.375%	3/15/2044	130	123
	CRH America Finance Inc.	4.400%	2/9/2031	207	204
	CRH America Finance Inc.	5.500%	1/9/2035	565	577
	CRH America Finance Inc.	5.000%	2/9/2036	250	246
	CRH America Finance Inc.	5.875%	1/9/2055	25	25
	CRH America Finance Inc.	5.600%	2/9/2056	150	146
	CRH SMW Finance DAC	5.125%	1/9/2030	385	391
	Dow Chemical Co.	4.800%	11/30/2028	400	401
	Dow Chemical Co.	4.250%	10/1/2034	175	161
	Dow Chemical Co.	5.250%	11/15/2041	220	199
	Dow Chemical Co.	4.625%	10/1/2044	610	499
	Dow Chemical Co.	5.550%	11/30/2048	243	216
	Dow Chemical Co.	3.600%	11/15/2050	225	150
	Dow Chemical Co.	6.900%	5/15/2053	280	294
	Dow Chemical Co.	5.600%	2/15/2054	235	209
	Dow Chemical Co.	5.950%	3/15/2055	125	116
[3]	DuPont de Nemours Inc.	4.725%	11/15/2028	77	77
	DuPont de Nemours Inc.	5.319%	11/15/2038	50	49
	Eagle Materials Inc.	5.000%	3/15/2036	178	172
	Eastman Chemical Co.	5.000%	8/1/2029	500	504
	Eastman Chemical Co.	4.500%	2/20/2031	235	231
	Eastman Chemical Co.	5.625%	2/20/2034	775	790
	Eastman Chemical Co.	4.650%	10/15/2044	230	196
	Ecolab Inc.	4.600%	6/15/2029	208	209
	Ecolab Inc.	1.300%	1/30/2031	350	302
	Ecolab Inc.	4.800%	6/15/2031	275	277
	Ecolab Inc.	5.150%	6/15/2033	280	284
	Ecolab Inc.	5.000%	9/1/2035	150	150
	Ecolab Inc.	5.350%	6/15/2036	476	484
	Ecolab Inc.	3.950%	12/1/2047	65	52
	Ecolab Inc.	2.125%	8/15/2050	35	19
	Ecolab Inc.	2.750%	8/18/2055	310	184
	EIDP Inc.	2.300%	7/15/2030	463	427
	EIDP Inc.	5.125%	5/15/2032	295	299
	Freeport-McMoRan Inc.	4.250%	3/1/2030	465	457
	Freeport-McMoRan Inc.	5.450%	3/15/2043	690	669
	Georgia-Pacific LLC	7.750%	11/15/2029	45	50
	Gerdau Trade Inc.	5.750%	6/9/2035	109	111
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	202	178
	International Paper Co.	6.000%	11/15/2041	125	127
	International Paper Co.	5.150%	5/15/2046	115	104
	International Paper Co.	4.350%	8/15/2048	610	484
	Linde Inc.	1.100%	8/10/2030	735	644

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
LYB International Finance III LLC	2.250%	10/1/2030	660	592
LYB International Finance III LLC	5.500%	3/1/2034	150	150
LYB International Finance III LLC	6.150%	5/15/2035	115	119
LYB International Finance III LLC	5.875%	1/15/2036	208	211
LYB International Finance III LLC	3.375%	10/1/2040	40	30
LYB International Finance III LLC	4.200%	10/15/2049	228	167
LYB International Finance III LLC	4.200%	5/1/2050	375	274
LYB International Finance III LLC	3.625%	4/1/2051	1,088	719
Martin Marietta Materials Inc.	3.500%	12/15/2027	35	35
Martin Marietta Materials Inc.	5.150%	12/1/2034	283	284
Martin Marietta Materials Inc.	3.200%	7/15/2051	475	315
Mosaic Co.	4.050%	11/15/2027	225	224
Mosaic Co.	5.375%	11/15/2028	35	36
Mosaic Co.	4.350%	1/15/2029	195	193
Mosaic Co.	4.600%	11/15/2030	150	148
Mosaic Co.	5.450%	11/15/2033	50	51
Mosaic Co.	5.625%	11/15/2043	215	204
NewMarket Corp.	2.700%	3/18/2031	150	136
Newmont Corp.	2.600%	7/15/2032	65	59
Newmont Corp.	5.350%	3/15/2034	942	971
Newmont Corp.	5.450%	6/9/2044	305	296
Nucor Corp.	3.950%	5/1/2028	100	99
Nucor Corp.	5.100%	6/1/2035	50	50
Nucor Corp.	4.400%	5/1/2048	270	227
Nutrien Ltd.	5.200%	6/21/2027	613	619
Nutrien Ltd.	4.200%	4/1/2029	502	498
Nutrien Ltd.	2.950%	5/13/2030	200	188
Nutrien Ltd.	4.850%	5/29/2031	125	125
Nutrien Ltd.	5.250%	3/12/2032	89	91
Nutrien Ltd.	5.350%	5/29/2036	75	75
Nutrien Ltd.	6.125%	1/15/2041	90	95
Nutrien Ltd.	4.900%	6/1/2043	25	23
Nutrien Ltd.	5.250%	1/15/2045	412	385
Nutrien Ltd.	5.000%	4/1/2049	25	22
Nutrien Ltd.	5.800%	3/27/2053	655	649
Packaging Corp. of America	3.400%	12/15/2027	200	197
Packaging Corp. of America	5.700%	12/1/2033	295	306
Packaging Corp. of America	5.200%	8/15/2035	53	53
PPG Industries Inc.	3.750%	3/15/2028	425	421
PPG Industries Inc.	4.375%	3/15/2031	277	273
Rio Tinto Alcan Inc.	6.125%	12/15/2033	325	348
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	180	111
Rio Tinto Finance USA plc	4.500%	3/14/2028	134	135
Rio Tinto Finance USA plc	4.875%	3/14/2030	175	177
Rio Tinto Finance USA plc	5.000%	3/14/2032	83	84
Rio Tinto Finance USA plc	5.000%	3/9/2033	235	238
Rio Tinto Finance USA plc	5.250%	3/14/2035	778	792
Rio Tinto Finance USA plc	5.125%	3/9/2053	275	254
Rio Tinto Finance USA plc	5.750%	3/14/2055	258	261
Rio Tinto Finance USA plc	5.875%	3/14/2065	396	405
RPM International Inc.	4.550%	3/1/2029	370	370
Sherwin-Williams Co.	3.450%	6/1/2027	610	605
Sherwin-Williams Co.	4.300%	8/15/2028	90	90
Sherwin-Williams Co.	2.950%	8/15/2029	100	95
Sherwin-Williams Co.	2.300%	5/15/2030	255	234
Sherwin-Williams Co.	4.500%	8/15/2030	60	60
Sherwin-Williams Co.	2.200%	3/15/2032	205	179
Sherwin-Williams Co.	5.150%	8/15/2035	300	301
Sherwin-Williams Co.	4.500%	6/1/2047	685	576
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	520	528
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	180	178
Smurfit Westrock Financing DAC	5.418%	1/15/2035	625	631
Smurfit Westrock Financing DAC	5.185%	1/15/2036	562	555
Sonoco Products Co.	4.600%	9/1/2029	90	90
Sonoco Products Co.	5.000%	9/1/2034	233	229
Southern Copper Corp.	7.500%	7/27/2035	165	191
Southern Copper Corp.	6.750%	4/16/2040	238	263
Southern Copper Corp.	5.250%	11/8/2042	741	705
Southern Copper Corp.	5.875%	4/23/2045	428	431
Steel Dynamics Inc.	4.000%	12/15/2028	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Steel Dynamics Inc.	3.250%	1/15/2031	125	117
	Steel Dynamics Inc.	5.375%	8/15/2034	600	610
	Steel Dynamics Inc.	5.250%	5/15/2035	363	365
	Steel Dynamics Inc.	5.750%	5/15/2055	76	75
	Suzano Austria GmbH	6.000%	1/15/2029	810	828
	Suzano Austria GmbH	3.125%	1/15/2032	708	628
	Suzano Netherlands BV	5.500%	1/15/2036	337	328
	Vale Overseas Ltd.	3.750%	7/8/2030	413	394
	Vale Overseas Ltd.	8.250%	1/17/2034	50	59
	Vale Overseas Ltd.	6.400%	6/28/2054	630	645
	Vale SA	5.625%	9/11/2042	279	276
	Vulcan Materials Co.	4.950%	12/1/2029	370	375
	Vulcan Materials Co.	3.500%	6/1/2030	40	38
	Vulcan Materials Co.	5.350%	12/1/2034	340	346
	Vulcan Materials Co.	4.700%	3/1/2048	185	161
	Vulcan Materials Co.	5.700%	12/1/2054	345	340
	Westlake Corp.	3.375%	6/15/2030	125	119
	Westlake Corp.	5.550%	11/15/2035	266	265
	Westlake Corp.	5.000%	8/15/2046	172	148
	Westlake Corp.	3.125%	8/15/2051	145	89
	Westlake Corp.	6.375%	11/15/2055	416	416
	WRKCo Inc.	4.000%	3/15/2028	455	452
	WRKCo Inc.	3.900%	6/1/2028	250	247
	WRKCo Inc.	4.200%	6/1/2032	530	509
	WRKCo Inc.	3.000%	6/15/2033	55	48
					50,144
Real Estate (3.4%)
	Agree LP	2.000%	6/15/2028	490	466
	Agree LP	2.900%	10/1/2030	200	186
	Agree LP	5.625%	6/15/2034	225	231
	Agree LP	5.600%	6/15/2035	20	21
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	105	104
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	234	216
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	335	282
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	425	346
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	351	298
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	50	48
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	520	508
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	183	136
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	40	27
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	79	69
	American Homes 4 Rent LP	4.900%	2/15/2029	202	203
	American Homes 4 Rent LP	4.950%	6/15/2030	100	100
	American Homes 4 Rent LP	5.500%	2/1/2034	270	274
	American Homes 4 Rent LP	5.500%	7/15/2034	275	278
	American Homes 4 Rent LP	5.250%	3/15/2035	180	179
	American Tower Corp.	3.550%	7/15/2027	25	25
	American Tower Corp.	5.800%	11/15/2028	950	976
	American Tower Corp.	5.200%	2/15/2029	60	61
	American Tower Corp.	3.800%	8/15/2029	500	489
	American Tower Corp.	4.900%	3/15/2030	211	213
	American Tower Corp.	1.875%	10/15/2030	200	178
	American Tower Corp.	2.700%	4/15/2031	590	537
	American Tower Corp.	2.300%	9/15/2031	40	35
	American Tower Corp.	4.050%	3/15/2032	424	407
	American Tower Corp.	5.650%	3/15/2033	200	207
	American Tower Corp.	5.550%	7/15/2033	265	273
	American Tower Corp.	5.900%	11/15/2033	200	210
	American Tower Corp.	5.350%	3/15/2035	164	166
	American Tower Corp.	3.100%	6/15/2050	425	277
	American Tower Corp.	2.950%	1/15/2051	545	342
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	295	297
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	270	265
	AvalonBay Communities Inc.	4.350%	12/1/2030	224	222
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	200	182
	AvalonBay Communities Inc.	5.000%	2/15/2033	225	227
	AvalonBay Communities Inc.	5.300%	12/7/2033	335	345
	AvalonBay Communities Inc.	5.350%	6/1/2034	100	102
	AvalonBay Communities Inc.	5.000%	8/1/2035	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	200	157
	Boston Properties LP	3.250%	1/30/2031	25	23
	Boston Properties LP	2.550%	4/1/2032	60	52
	Boston Properties LP	6.500%	1/15/2034	630	667
	Brixmor Operating Partnership LP	5.750%	2/15/2035	225	233
	Broadstone Net Lease LLC	2.600%	9/15/2031	200	177
	Camden Property Trust	3.150%	7/1/2029	705	677
	Camden Property Trust	4.900%	1/15/2034	280	279
	Camden Property Trust	4.900%	2/28/2036	35	34
	CBRE Services Inc.	4.800%	6/15/2030	580	582
	CBRE Services Inc.	4.900%	1/15/2033	223	220
	CBRE Services Inc.	5.950%	8/15/2034	200	209
	CBRE Services Inc.	5.500%	6/15/2035	100	101
	CBRE Services Inc.	5.250%	6/1/2036	100	98
	COPT Defense Properties LP	4.500%	10/15/2030	296	291
	COPT Defense Properties LP	2.900%	12/1/2033	278	237
	Cousins Properties LP	4.875%	3/1/2033	163	159
	Cousins Properties LP	5.875%	10/1/2034	515	528
	Crown Castle Inc.	3.650%	9/1/2027	405	401
	Crown Castle Inc.	3.800%	2/15/2028	500	494
	Crown Castle Inc.	4.900%	9/1/2029	610	613
	Crown Castle Inc.	2.500%	7/15/2031	346	308
	Crown Castle Inc.	5.100%	5/1/2033	805	800
	Crown Castle Inc.	2.900%	4/1/2041	95	69
	Crown Castle Inc.	4.750%	5/15/2047	60	51
	Crown Castle Inc.	3.250%	1/15/2051	940	618
	CubeSmart LP	2.250%	12/15/2028	110	104
	Digital Realty Trust LP	3.700%	8/15/2027	319	316
	Digital Realty Trust LP	4.450%	7/15/2028	207	207
	Digital Realty Trust LP	3.600%	7/1/2029	300	291
	DOC DR LLC	2.625%	11/1/2031	200	178
	EPR Properties	3.750%	8/15/2029	240	231
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	148	145
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	300	293
	Equinix Inc.	3.200%	11/18/2029	50	48
	Equinix Inc.	2.150%	7/15/2030	925	835
	Equinix Inc.	2.500%	5/15/2031	255	229
	Equinix Inc.	3.900%	4/15/2032	200	190
	Equinix Inc.	3.000%	7/15/2050	740	473
	ERP Operating LP	3.250%	8/1/2027	340	336
	ERP Operating LP	3.500%	3/1/2028	170	167
	ERP Operating LP	4.150%	12/1/2028	219	218
	ERP Operating LP	3.000%	7/1/2029	234	224
	ERP Operating LP	2.500%	2/15/2030	150	140
	ERP Operating LP	4.950%	6/15/2032	40	40
	ERP Operating LP	4.650%	9/15/2034	240	234
	ERP Operating LP	4.500%	7/1/2044	185	162
	Essential Properties LP	2.950%	7/15/2031	342	309
	Essential Properties LP	5.400%	12/1/2035	215	213
	Essex Portfolio LP	3.000%	1/15/2030	300	283
	Essex Portfolio LP	5.500%	4/1/2034	623	635
	Extra Space Storage LP	3.875%	12/15/2027	135	134
	Extra Space Storage LP	5.700%	4/1/2028	466	475
	Extra Space Storage LP	3.900%	4/1/2029	300	294
	Extra Space Storage LP	4.000%	6/15/2029	200	196
	Extra Space Storage LP	5.500%	7/1/2030	40	41
	Extra Space Storage LP	2.200%	10/15/2030	220	197
	Extra Space Storage LP	5.900%	1/15/2031	110	115
	Extra Space Storage LP	2.350%	3/15/2032	10	9
	Extra Space Storage LP	4.950%	1/15/2033	121	120
	Extra Space Storage LP	5.400%	6/15/2035	200	202
	Federal Realty OP LP	3.250%	7/15/2027	251	248
	Federal Realty OP LP	3.200%	6/15/2029	275	264
	Federal Realty OP LP	4.500%	12/1/2044	155	133
	GLP Capital LP	4.000%	1/15/2030	100	96
	GLP Capital LP	4.000%	1/15/2031	730	691
	GLP Capital LP	5.250%	2/15/2033	210	206
	GLP Capital LP	5.625%	9/15/2034	231	230
	GLP Capital LP	5.750%	11/1/2037	325	320
	GLP Capital LP	6.250%	9/15/2054	102	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak OP LLC	2.125%	12/1/2028	225	212
	Healthpeak OP LLC	3.500%	7/15/2029	266	257
	Healthpeak OP LLC	3.000%	1/15/2030	657	619
	Healthpeak OP LLC	2.875%	1/15/2031	313	288
	Highwoods Realty LP	4.125%	3/15/2028	20	20
	Highwoods Realty LP	4.200%	4/15/2029	365	358
	Highwoods Realty LP	3.050%	2/15/2030	570	530
	Host Hotels & Resorts LP	4.250%	12/15/2028	32	32
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	601	572
	Host Hotels & Resorts LP	5.700%	7/1/2034	200	204
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	360	366
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	245	211
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	115	113
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	150	146
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	615	646
	Kimco Realty OP LLC	2.700%	10/1/2030	480	446
	Kimco Realty OP LLC	4.850%	3/1/2035	200	197
	Kimco Realty OP LLC	4.250%	4/1/2045	260	217
	Kimco Realty OP LLC	4.450%	9/1/2047	315	264
	Kite Realty Group LP	4.950%	12/15/2031	70	70
	Kite Realty Group LP	5.200%	8/15/2032	50	50
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	166	168
	LXP Industrial Trust	2.375%	10/1/2031	200	174
	Mid-America Apartments LP	3.950%	3/15/2029	377	372
	Mid-America Apartments LP	5.300%	2/15/2032	195	200
	Mid-America Apartments LP	4.650%	1/15/2033	167	165
	Mid-America Apartments LP	5.000%	3/15/2034	295	294
	Mid-America Apartments LP	4.950%	3/1/2035	95	94
	NNN REIT Inc.	3.500%	10/15/2027	399	394
	NNN REIT Inc.	4.300%	10/15/2028	70	70
	NNN REIT Inc.	2.500%	4/15/2030	50	46
	NNN REIT Inc.	4.600%	2/15/2031	175	174
	NNN REIT Inc.	3.000%	4/15/2052	545	340
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	85	86
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	330	306
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	292	296
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	50	49
	Piedmont Operating Partnership LP	5.625%	1/15/2033	265	263
	Prologis LP	4.000%	9/15/2028	239	237
	Prologis LP	1.250%	10/15/2030	625	544
	Prologis LP	1.750%	2/1/2031	225	198
	Prologis LP	4.625%	1/15/2033	200	198
	Prologis LP	4.750%	6/15/2033	550	546
	Prologis LP	5.125%	1/15/2034	75	76
	Prologis LP	5.000%	3/15/2034	160	160
	Prologis LP	5.000%	1/31/2035	200	199
	Prologis LP	4.900%	6/15/2036	448	439
	Prologis LP	3.050%	3/1/2050	30	20
	Prologis LP	3.000%	4/15/2050	335	220
	Prologis LP	2.125%	10/15/2050	195	104
	Prologis LP	5.250%	3/15/2054	355	335
	Public Storage Operating Co.	1.950%	11/9/2028	125	118
	Public Storage Operating Co.	5.125%	1/15/2029	460	469
	Public Storage Operating Co.	2.300%	5/1/2031	455	409
	Public Storage Operating Co.	5.100%	8/1/2033	290	295
	Public Storage Operating Co.	5.000%	7/1/2035	175	174
	Public Storage Operating Co.	5.000%	12/15/2035	161	160
	Rayonier LP	2.750%	5/17/2031	340	306
	Realty Income Corp.	2.100%	3/15/2028	695	668
	Realty Income Corp.	4.700%	12/15/2028	150	151
	Realty Income Corp.	3.950%	2/1/2029	30	30
	Realty Income Corp.	4.000%	7/15/2029	50	49
	Realty Income Corp.	3.100%	12/15/2029	161	153
	Realty Income Corp.	5.625%	10/13/2032	200	208
	Realty Income Corp.	2.850%	12/15/2032	200	177
	Realty Income Corp.	4.500%	2/1/2033	426	416
[1]	Realty Income Corp.	4.750%	4/15/2033	377	372
	Realty Income Corp.	4.900%	7/15/2033	360	359
	Realty Income Corp.	5.125%	2/15/2034	100	101
	Realty Income Corp.	4.650%	3/15/2047	30	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	5.375%	9/1/2054	160	154
	Regency Centers LP	5.250%	1/15/2034	200	203
	Regency Centers LP	5.100%	1/15/2035	225	225
	Regency Centers LP	4.400%	2/1/2047	320	269
	Rexford Industrial Realty LP	2.125%	12/1/2030	145	128
	Rexford Industrial Realty LP	2.150%	9/1/2031	225	196
	Sabra Health Care LP	3.200%	12/1/2031	400	363
	Safehold GL Holdings LLC	2.800%	6/15/2031	30	27
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	179
	Safehold GL Holdings LLC	5.650%	1/15/2035	134	136
	Simon Property Group LP	2.450%	9/13/2029	309	290
	Simon Property Group LP	4.375%	10/1/2030	520	515
	Simon Property Group LP	4.300%	1/15/2031	275	271
	Simon Property Group LP	2.250%	1/15/2032	150	131
	Simon Property Group LP	2.650%	2/1/2032	200	179
	Simon Property Group LP	5.500%	3/8/2033	200	207
	Simon Property Group LP	6.250%	1/15/2034	295	318
	Simon Property Group LP	5.125%	10/1/2035	56	56
	Simon Property Group LP	4.750%	3/15/2042	75	68
	Simon Property Group LP	3.250%	9/13/2049	405	278
	Simon Property Group LP	3.800%	7/15/2050	295	221
	Simon Property Group LP	5.850%	3/8/2053	415	419
	Simon Property Group LP	6.650%	1/15/2054	410	459
[1]	Store Capital LLC	5.400%	4/30/2030	345	348
	Store Capital LLC	2.750%	11/18/2030	200	180
	Sun Communities Operating LP	4.200%	4/15/2032	200	192
	Tanger Properties LP	2.750%	9/1/2031	40	36
[1]	UDR Inc.	3.500%	7/1/2027	77	76
	Ventas Realty LP	3.000%	1/15/2030	50	47
	Ventas Realty LP	4.750%	11/15/2030	255	255
	Ventas Realty LP	2.500%	9/1/2031	395	352
	Ventas Realty LP	5.100%	7/15/2032	565	569
	Ventas Realty LP	5.000%	1/15/2035	140	138
	Ventas Realty LP	5.000%	2/15/2036	150	147
	VICI Properties LP	4.750%	2/15/2028	775	776
	VICI Properties LP	4.750%	4/1/2028	360	360
	VICI Properties LP	4.950%	2/15/2030	385	385
	VICI Properties LP	5.125%	11/15/2031	260	259
	VICI Properties LP	5.125%	5/15/2032	110	109
	VICI Properties LP	5.750%	4/1/2034	305	310
	VICI Properties LP	5.625%	4/1/2035	112	112
	VICI Properties LP	6.125%	4/1/2054	40	39
	Welltower OP LLC	2.050%	1/15/2029	600	565
	Welltower OP LLC	4.500%	7/1/2030	332	331
	Welltower OP LLC	2.750%	1/15/2031	200	184
	Welltower OP LLC	2.800%	6/1/2031	269	247
	Welltower OP LLC	3.850%	6/15/2032	125	119
	Welltower OP LLC	5.125%	7/1/2035	450	453
	Welltower OP LLC	4.950%	9/1/2048	525	482
	WP Carey Inc.	3.850%	7/15/2029	655	640
	WP Carey Inc.	2.450%	2/1/2032	730	639
					59,627
Technology (8.2%)
	Accenture Capital Inc.	3.900%	10/4/2027	175	175
	Accenture Capital Inc.	4.050%	10/4/2029	540	534
	Accenture Capital Inc.	4.250%	10/4/2031	825	812
	Adobe Inc.	4.750%	1/17/2028	710	716
	Adobe Inc.	4.950%	4/4/2034	529	528
	Advanced Micro Devices Inc.	4.319%	3/24/2028	60	60
	Advanced Micro Devices Inc.	4.393%	6/1/2052	30	25
	Analog Devices Inc.	4.250%	6/15/2028	410	410
	Analog Devices Inc.	4.500%	6/15/2030	360	360
	Analog Devices Inc.	2.100%	10/1/2031	770	680
	Analog Devices Inc.	2.800%	10/1/2041	630	458
	Analog Devices Inc.	2.950%	10/1/2051	50	32
	Apple Inc.	3.250%	8/8/2029	545	531
	Apple Inc.	1.650%	5/11/2030	275	249
	Apple Inc.	1.250%	8/20/2030	30	27
	Apple Inc.	1.650%	2/8/2031	625	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.350%	8/8/2032	453	430
	Apple Inc.	4.300%	5/10/2033	760	759
	Apple Inc.	4.750%	5/12/2035	702	709
	Apple Inc.	4.500%	2/23/2036	358	357
	Apple Inc.	2.375%	2/8/2041	35	25
	Apple Inc.	3.850%	5/4/2043	408	340
	Apple Inc.	4.375%	5/13/2045	1,070	938
	Apple Inc.	4.650%	2/23/2046	630	568
	Apple Inc.	4.250%	2/9/2047	15	13
	Apple Inc.	3.750%	9/12/2047	85	66
	Apple Inc.	3.750%	11/13/2047	1,022	797
	Apple Inc.	2.950%	9/11/2049	1,299	860
	Apple Inc.	2.650%	5/11/2050	1,174	727
	Apple Inc.	2.400%	8/20/2050	120	70
	Apple Inc.	2.650%	2/8/2051	355	217
	Apple Inc.	3.950%	8/8/2052	1,140	891
	Apple Inc.	2.550%	8/20/2060	254	138
	Apple Inc.	4.100%	8/8/2062	270	208
	Applied Materials Inc.	1.750%	6/1/2030	705	635
	Applied Materials Inc.	5.100%	10/1/2035	257	260
	Applied Materials Inc.	4.600%	1/15/2036	125	121
	Applied Materials Inc.	5.850%	6/15/2041	285	300
	Autodesk Inc.	5.300%	6/15/2035	225	225
	Automatic Data Processing Inc.	1.700%	5/15/2028	205	196
	Automatic Data Processing Inc.	1.250%	9/1/2030	425	374
	Automatic Data Processing Inc.	4.750%	5/8/2032	140	141
	Automatic Data Processing Inc.	4.450%	9/9/2034	575	563
	Automatic Data Processing Inc.	5.000%	5/7/2036	300	299
	Avnet Inc.	6.250%	3/15/2028	200	205
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	30	31
	Broadcom Corp.	3.500%	1/15/2028	67	66
	Broadcom Inc.	5.050%	7/12/2027	172	174
	Broadcom Inc.	4.800%	4/15/2028	225	227
[3]	Broadcom Inc.	4.000%	4/15/2029	95	94
	Broadcom Inc.	4.750%	4/15/2029	220	222
	Broadcom Inc.	5.050%	7/12/2029	1,355	1,379
	Broadcom Inc.	4.350%	2/15/2030	136	135
	Broadcom Inc.	5.000%	4/15/2030	97	98
	Broadcom Inc.	5.050%	4/15/2030	405	412
	Broadcom Inc.	4.600%	7/15/2030	175	175
	Broadcom Inc.	4.200%	10/15/2030	134	132
	Broadcom Inc.	4.150%	11/15/2030	1,135	1,115
	Broadcom Inc.	4.300%	1/15/2031	136	134
	Broadcom Inc.	2.450%	2/15/2031	800	727
	Broadcom Inc.	5.150%	11/15/2031	350	357
[1]	Broadcom Inc.	4.550%	2/15/2032	200	198
[3]	Broadcom Inc.	4.150%	4/15/2032	394	381
	Broadcom Inc.	5.200%	4/15/2032	230	235
	Broadcom Inc.	4.900%	7/15/2032	545	548
	Broadcom Inc.	4.300%	11/15/2032	385	374
	Broadcom Inc.	4.600%	1/15/2033	407	401
	Broadcom Inc.	3.419%	4/15/2033	379	346
	Broadcom Inc.	3.469%	4/15/2034	570	513
	Broadcom Inc.	4.800%	10/15/2034	918	903
	Broadcom Inc.	5.200%	7/15/2035	1,085	1,090
[3]	Broadcom Inc.	3.137%	11/15/2035	755	643
	Broadcom Inc.	4.950%	1/15/2036	331	327
	Broadcom Inc.	4.800%	2/15/2036	997	970
[3]	Broadcom Inc.	3.187%	11/15/2036	350	293
[3]	Broadcom Inc.	4.926%	5/15/2037	84	82
	Broadcom Inc.	4.900%	2/15/2038	1,092	1,054
	Broadcom Inc.	3.500%	2/15/2041	700	560
	Broadcom Inc.	3.750%	2/15/2051	400	300
	Broadcom Inc.	5.700%	1/15/2056	154	154
	Broadridge Financial Solutions Inc.	5.750%	5/15/2036	125	125
	Cadence Design Systems Inc.	4.200%	9/10/2027	720	719
	Cadence Design Systems Inc.	4.700%	9/10/2034	760	749
	CDW LLC	3.276%	12/1/2028	215	206
	CDW LLC	5.100%	3/1/2030	150	150
	CDW LLC	3.569%	12/1/2031	165	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CDW LLC	5.550%	8/22/2034	200	198
	CGI Inc.	4.950%	3/14/2030	480	479
	Cintas Corp. No. 2	4.200%	5/1/2028	287	287
	Cisco Systems Inc.	4.550%	2/24/2028	75	76
	Cisco Systems Inc.	4.850%	2/26/2029	1,060	1,075
	Cisco Systems Inc.	4.950%	2/26/2031	190	194
	Cisco Systems Inc.	5.050%	2/26/2034	1,234	1,251
	Cisco Systems Inc.	5.900%	2/15/2039	450	479
	Cisco Systems Inc.	5.500%	1/15/2040	1,075	1,100
	Cisco Systems Inc.	5.300%	2/26/2054	590	561
	Cisco Systems Inc.	5.350%	2/26/2064	60	56
	Concentrix Corp.	6.500%	3/1/2029	100	98
	Concentrix Corp.	6.850%	8/2/2033	200	183
	Corning Inc.	5.350%	11/15/2048	200	190
	Corning Inc.	3.900%	11/15/2049	235	179
	Corning Inc.	4.375%	11/15/2057	600	481
	Corning Inc.	5.450%	11/15/2079	25	23
	Dell International LLC	6.100%	7/15/2027	50	51
	Dell International LLC	4.750%	4/1/2028	303	305
	Dell International LLC	4.150%	2/15/2029	269	267
	Dell International LLC	5.300%	10/1/2029	226	230
	Dell International LLC	4.350%	2/1/2030	495	490
	Dell International LLC	6.200%	7/15/2030	50	53
	Dell International LLC	4.500%	2/15/2031	544	540
	Dell International LLC	5.300%	4/1/2032	368	376
	Dell International LLC	4.750%	10/6/2032	229	227
	Dell International LLC	5.750%	2/1/2033	576	602
	Dell International LLC	5.400%	4/15/2034	310	317
	Dell International LLC	4.850%	2/1/2035	200	196
	Dell International LLC	5.500%	4/1/2035	331	338
	Dell International LLC	5.100%	2/15/2036	339	336
	Dell International LLC	8.100%	7/15/2036	105	126
	Dell International LLC	8.350%	7/15/2046	350	444
	Dell International LLC	3.450%	12/15/2051	155	108
	Equifax Inc.	5.100%	12/15/2027	700	706
	Equifax Inc.	2.350%	9/15/2031	200	176
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	460	437
	Fidelity National Information Services Inc.	4.450%	3/10/2028	215	214
	Fidelity National Information Services Inc.	3.750%	5/21/2029	65	63
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	550	488
	Fidelity National Information Services Inc.	4.800%	3/10/2031	145	144
	Fidelity National Information Services Inc.	5.100%	7/15/2032	285	286
	Fidelity National Information Services Inc.	4.500%	8/15/2046	25	20
	Fiserv Inc.	2.250%	6/1/2027	150	147
	Fiserv Inc.	5.450%	3/2/2028	265	268
	Fiserv Inc.	3.500%	7/1/2029	1,200	1,154
	Fiserv Inc.	2.650%	6/1/2030	545	499
	Fiserv Inc.	4.550%	2/15/2031	243	238
	Fiserv Inc.	5.350%	3/15/2031	1,030	1,042
	Fiserv Inc.	5.625%	8/21/2033	200	203
	Fiserv Inc.	5.450%	3/15/2034	300	299
	Fiserv Inc.	5.150%	8/12/2034	50	49
	Fiserv Inc.	5.250%	8/11/2035	211	206
	Flex Ltd.	4.875%	6/15/2029	437	438
	Flex Ltd.	4.875%	5/12/2030	30	30
	Flex Ltd.	5.250%	1/15/2032	74	74
	Flex Ltd.	5.375%	11/13/2035	258	254
	Gartner Inc.	4.950%	3/20/2031	200	195
	Gartner Inc.	5.600%	11/20/2035	270	259
	Genpact Luxembourg Sarl	6.000%	6/4/2029	25	26
	Genpact UK Finco plc	4.950%	11/18/2030	360	353
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	151	150
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	215	215
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	104	104
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	175	177
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	145	144
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	138	138
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	165	165
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	255	251
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	114	115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	345	338
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	645	660
HP Inc.	3.000%	6/17/2027	115	113
HP Inc.	4.750%	1/15/2028	50	50
HP Inc.	4.000%	4/15/2029	235	231
HP Inc.	3.400%	6/17/2030	548	520
HP Inc.	2.650%	6/17/2031	740	664
HP Inc.	4.200%	4/15/2032	490	470
HP Inc.	6.100%	4/25/2035	75	79
Hubbell Inc.	4.800%	11/15/2035	105	102
IBM International Capital Pte. Ltd.	4.600%	2/5/2029	510	511
IBM International Capital Pte. Ltd.	4.900%	2/5/2034	300	298
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	925	865
Intel Corp.	3.750%	8/5/2027	769	764
Intel Corp.	4.875%	2/10/2028	165	166
Intel Corp.	4.650%	6/1/2031	114	113
Intel Corp.	4.150%	8/5/2032	967	929
Intel Corp.	4.000%	12/15/2032	450	426
Intel Corp.	5.200%	2/10/2033	468	474
Intel Corp.	5.000%	8/15/2033	194	193
Intel Corp.	5.300%	5/15/2036	312	312
Intel Corp.	4.600%	3/25/2040	315	284
Intel Corp.	2.800%	8/12/2041	44	31
Intel Corp.	4.800%	10/1/2041	470	421
Intel Corp.	5.625%	2/10/2043	645	627
Intel Corp.	4.900%	7/29/2045	206	180
Intel Corp.	4.100%	5/11/2047	28	22
Intel Corp.	3.734%	12/8/2047	200	145
Intel Corp.	3.250%	11/15/2049	890	583
Intel Corp.	4.750%	3/25/2050	810	672
Intel Corp.	4.900%	8/5/2052	803	679
Intel Corp.	5.700%	2/10/2053	453	429
Intel Corp.	6.125%	5/15/2056	310	312
Intel Corp.	4.950%	3/25/2060	325	271
Intel Corp.	3.200%	8/12/2061	238	139
Intel Corp.	5.050%	8/5/2062	355	298
Intel Corp.	6.200%	5/15/2066	200	201
International Business Machines Corp.	4.150%	7/27/2027	410	410
International Business Machines Corp.	6.220%	8/1/2027	632	646
International Business Machines Corp.	4.500%	2/6/2028	1,005	1,008
International Business Machines Corp.	4.000%	2/3/2029	107	106
International Business Machines Corp.	3.500%	5/15/2029	315	307
International Business Machines Corp.	1.950%	5/15/2030	45	41
International Business Machines Corp.	5.875%	11/29/2032	80	85
International Business Machines Corp.	4.600%	2/3/2033	102	100
International Business Machines Corp.	4.750%	2/6/2033	210	210
International Business Machines Corp.	4.950%	2/3/2036	417	410
International Business Machines Corp.	5.600%	11/30/2039	125	128
International Business Machines Corp.	4.000%	6/20/2042	240	198
International Business Machines Corp.	4.700%	2/19/2046	145	125
International Business Machines Corp.	4.250%	5/15/2049	1,025	804
International Business Machines Corp.	2.950%	5/15/2050	90	56
International Business Machines Corp.	3.430%	2/9/2052	977	653
International Business Machines Corp.	4.900%	7/27/2052	100	85
International Business Machines Corp.	5.100%	2/6/2053	90	80
International Business Machines Corp.	5.800%	2/3/2056	519	506
Intuit Inc.	1.650%	7/15/2030	400	355
Intuit Inc.	5.500%	9/15/2053	420	379
Jabil Inc.	4.200%	2/1/2029	142	140
Jabil Inc.	4.750%	2/1/2033	109	106
Juniper Networks Inc.	3.750%	8/15/2029	400	388
KLA Corp.	5.250%	7/15/2062	639	590
Kyndryl Holdings Inc.	6.350%	2/20/2034	345	330
Lam Research Corp.	4.000%	3/15/2029	70	69
Lam Research Corp.	1.900%	6/15/2030	275	249
Lam Research Corp.	4.875%	3/15/2049	220	200
Lam Research Corp.	2.875%	6/15/2050	445	285
Leidos Inc.	4.100%	3/15/2029	145	143
Leidos Inc.	2.300%	2/15/2031	200	179
Leidos Inc.	5.500%	3/15/2035	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leidos Inc.	5.000%	3/15/2036	461	446
[1]	Marvell Technology Inc.	4.875%	6/22/2028	30	30
	Marvell Technology Inc.	4.750%	7/15/2030	105	105
	Marvell Technology Inc.	2.950%	4/15/2031	650	599
	Microchip Technology Inc.	4.900%	3/15/2028	425	427
	Microchip Technology Inc.	5.050%	2/15/2030	340	343
	Micron Technology Inc.	2.703%	4/15/2032	165	148
	Micron Technology Inc.	3.477%	11/1/2051	40	28
	Microsoft Corp.	3.450%	8/8/2036	795	714
	Microsoft Corp.	5.300%	2/8/2041	217	223
	Microsoft Corp.	3.750%	2/12/2045	315	255
	Microsoft Corp.	4.450%	11/3/2045	30	27
	Microsoft Corp.	3.700%	8/8/2046	10	8
	Microsoft Corp.	4.250%	2/6/2047	40	34
[4,5]	Microsoft Corp.	2.525%	6/1/2050	2,530	1,524
	Microsoft Corp.	2.500%	9/15/2050	1,090	649
	Microsoft Corp.	2.921%	3/17/2052	815	525
	Microsoft Corp.	3.950%	8/8/2056	50	38
	Microsoft Corp.	2.675%	6/1/2060	1,359	762
[3]	Mobility Global Inc.	5.050%	6/15/2029	147	148
[3]	Mobility Global Inc.	5.450%	6/15/2031	149	151
[3]	Mobility Global Inc.	6.050%	6/15/2036	157	160
	Moody's Corp.	4.250%	2/1/2029	25	25
	Moody's Corp.	2.000%	8/19/2031	305	268
	Moody's Corp.	2.750%	8/19/2041	345	246
	Moody's Corp.	4.875%	12/17/2048	264	233
	Moody's Corp.	3.750%	2/25/2052	210	153
	Moody's Corp.	3.100%	11/29/2061	25	15
	Motorola Solutions Inc.	4.600%	2/23/2028	25	25
	Motorola Solutions Inc.	4.850%	8/15/2030	100	101
	Motorola Solutions Inc.	2.300%	11/15/2030	200	181
	Motorola Solutions Inc.	5.600%	6/1/2032	257	266
	Motorola Solutions Inc.	5.400%	4/15/2034	225	228
	Motorola Solutions Inc.	5.550%	8/15/2035	554	566
	MSCI Inc.	5.250%	9/1/2035	345	340
	NetApp Inc.	2.375%	6/22/2027	290	284
	NetApp Inc.	5.500%	3/17/2032	57	58
	Nokia OYJ	4.375%	6/12/2027	335	334
	Nokia OYJ	6.625%	5/15/2039	260	276
	NVIDIA Corp.	2.850%	4/1/2030	605	574
	NVIDIA Corp.	2.000%	6/15/2031	340	304
	NVIDIA Corp.	3.500%	4/1/2040	94	79
	NVIDIA Corp.	3.500%	4/1/2050	220	164
	NVIDIA Corp.	3.700%	4/1/2060	715	526
	NXP BV	3.400%	5/1/2030	215	205
	NXP BV	2.500%	5/11/2031	405	364
	NXP BV	2.650%	2/15/2032	45	40
	NXP BV	3.250%	11/30/2051	285	189
	Oracle Corp.	3.250%	11/15/2027	833	817
	Oracle Corp.	2.300%	3/25/2028	461	441
	Oracle Corp.	4.500%	5/6/2028	49	49
	Oracle Corp.	4.550%	2/4/2029	1,143	1,132
[1]	Oracle Corp.	4.200%	9/27/2029	505	492
	Oracle Corp.	6.150%	11/9/2029	377	391
	Oracle Corp.	2.950%	4/1/2030	1,239	1,142
	Oracle Corp.	4.650%	5/6/2030	46	45
	Oracle Corp.	4.450%	9/26/2030	759	736
	Oracle Corp.	4.950%	2/4/2031	1,021	1,004
	Oracle Corp.	2.875%	3/25/2031	800	716
	Oracle Corp.	5.250%	2/3/2032	75	74
	Oracle Corp.	4.800%	9/26/2032	425	408
	Oracle Corp.	6.250%	11/9/2032	335	347
	Oracle Corp.	4.900%	2/6/2033	270	259
	Oracle Corp.	5.350%	5/4/2033	718	707
	Oracle Corp.	4.300%	7/8/2034	780	704
	Oracle Corp.	4.700%	9/27/2034	703	653
	Oracle Corp.	3.900%	5/15/2035	190	163
	Oracle Corp.	5.500%	8/3/2035	160	155
	Oracle Corp.	5.200%	9/26/2035	693	659
	Oracle Corp.	5.700%	2/4/2036	1,699	1,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.850%	7/15/2036	87	73
	Oracle Corp.	6.500%	4/15/2038	847	868
	Oracle Corp.	6.125%	7/8/2039	815	802
	Oracle Corp.	3.600%	4/1/2040	440	326
	Oracle Corp.	3.650%	3/25/2041	150	110
	Oracle Corp.	4.500%	7/8/2044	81	62
	Oracle Corp.	4.125%	5/15/2045	769	546
	Oracle Corp.	5.875%	9/26/2045	1,000	893
	Oracle Corp.	6.550%	2/4/2046	515	496
	Oracle Corp.	4.000%	7/15/2046	1,515	1,052
	Oracle Corp.	4.000%	11/15/2047	480	328
	Oracle Corp.	3.600%	4/1/2050	150	93
	Oracle Corp.	3.950%	3/25/2051	1,385	909
	Oracle Corp.	6.900%	11/9/2052	590	580
	Oracle Corp.	5.550%	2/6/2053	10	8
	Oracle Corp.	5.375%	9/27/2054	910	729
	Oracle Corp.	4.375%	5/15/2055	350	240
	Oracle Corp.	6.000%	8/3/2055	51	45
	Oracle Corp.	5.950%	9/26/2055	774	677
	Oracle Corp.	6.700%	2/4/2056	885	852
	Oracle Corp.	3.850%	4/1/2060	642	387
	Oracle Corp.	4.100%	3/25/2061	60	38
	Oracle Corp.	5.500%	9/27/2064	900	710
	Oracle Corp.	6.125%	8/3/2065	58	50
	Oracle Corp.	6.100%	9/26/2065	433	373
	Oracle Corp.	6.850%	2/4/2066	532	511
	Paychex Inc.	5.100%	4/15/2030	60	61
	Paychex Inc.	5.350%	4/15/2032	60	61
	Paychex Inc.	5.600%	4/15/2035	379	382
	QUALCOMM Inc.	1.300%	5/20/2028	725	686
	QUALCOMM Inc.	4.250%	5/20/2032	585	575
	QUALCOMM Inc.	4.750%	5/20/2032	110	111
	QUALCOMM Inc.	5.400%	5/20/2033	375	391
	QUALCOMM Inc.	4.300%	5/20/2047	110	91
	QUALCOMM Inc.	4.500%	5/20/2052	925	773
	QUALCOMM Inc.	6.000%	5/20/2053	201	208
	Quanta Services Inc.	4.300%	8/9/2028	495	494
	Quanta Services Inc.	4.500%	1/15/2031	410	406
	Quanta Services Inc.	2.350%	1/15/2032	770	676
	Quanta Services Inc.	5.100%	8/9/2035	345	344
	RELX Capital Inc.	4.750%	3/27/2030	50	50
	RELX Capital Inc.	5.250%	3/27/2035	65	66
	Roper Technologies Inc.	4.500%	10/15/2029	25	25
	Roper Technologies Inc.	2.000%	6/30/2030	750	672
	Roper Technologies Inc.	4.450%	9/15/2030	100	98
	Roper Technologies Inc.	1.750%	2/15/2031	430	373
	Roper Technologies Inc.	4.750%	2/15/2032	205	202
	Roper Technologies Inc.	4.900%	10/15/2034	125	121
	Roper Technologies Inc.	5.100%	9/15/2035	75	73
	S&P Global Inc.	4.750%	8/1/2028	80	81
	S&P Global Inc.	1.250%	8/15/2030	1,130	988
[3]	S&P Global Inc.	4.250%	1/15/2031	217	214
	S&P Global Inc.	2.900%	3/1/2032	200	182
[3]	S&P Global Inc.	4.800%	12/4/2035	46	45
	S&P Global Inc.	3.250%	12/1/2049	390	269
	S&P Global Inc.	3.700%	3/1/2052	195	144
	S&P Global Inc.	3.900%	3/1/2062	410	297
	Salesforce Inc.	4.500%	3/15/2028	775	776
	Salesforce Inc.	3.700%	4/11/2028	628	621
	Salesforce Inc.	1.500%	7/15/2028	40	38
	Salesforce Inc.	4.650%	3/15/2029	1,020	1,022
	Salesforce Inc.	4.900%	9/15/2031	1,100	1,101
	Salesforce Inc.	5.200%	3/15/2033	600	603
	Salesforce Inc.	5.550%	3/15/2036	1,060	1,066
	Salesforce Inc.	6.400%	3/15/2046	575	585
	Salesforce Inc.	6.550%	3/15/2056	1,085	1,107
	Salesforce Inc.	3.050%	7/15/2061	960	549
	ServiceNow Inc.	4.250%	5/15/2028	175	175
	ServiceNow Inc.	4.700%	8/15/2031	129	129
	ServiceNow Inc.	5.050%	5/15/2033	162	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ServiceNow Inc.	5.400%	5/15/2036	298	300
[1]	ServiceNow Inc.	6.300%	5/15/2056	179	185
	Skyworks Solutions Inc.	3.000%	6/1/2031	80	72
	Synopsys Inc.	4.850%	4/1/2030	10	10
	Synopsys Inc.	5.000%	4/1/2032	706	710
	Synopsys Inc.	5.150%	4/1/2035	527	526
	Synopsys Inc.	5.700%	4/1/2055	435	424
	TD SYNNEX Corp.	4.300%	1/17/2029	273	270
	TD SYNNEX Corp.	6.100%	4/12/2034	135	142
	TD SYNNEX Corp.	5.300%	10/10/2035	290	287
	Texas Instruments Inc.	4.600%	2/8/2029	50	51
	Texas Instruments Inc.	2.250%	9/4/2029	140	131
	Texas Instruments Inc.	1.750%	5/4/2030	659	596
	Texas Instruments Inc.	4.500%	5/23/2030	235	236
	Texas Instruments Inc.	1.900%	9/15/2031	410	361
	Texas Instruments Inc.	4.900%	3/14/2033	305	311
	Texas Instruments Inc.	4.850%	2/8/2034	668	674
	Texas Instruments Inc.	5.100%	5/23/2035	25	25
	Texas Instruments Inc.	2.700%	9/15/2051	50	31
	Texas Instruments Inc.	5.150%	2/8/2054	145	137
	Texas Instruments Inc.	5.050%	5/18/2063	665	597
[1]	TR Finance LLC	5.850%	4/15/2040	75	75
	TSMC Arizona Corp.	4.250%	4/22/2032	782	776
	TSMC Arizona Corp.	3.125%	10/25/2041	505	412
	TSMC Arizona Corp.	3.250%	10/25/2051	205	154
	Verisk Analytics Inc.	4.125%	3/15/2029	420	415
	Verisk Analytics Inc.	4.450%	3/15/2031	115	113
	Verisk Analytics Inc.	5.750%	4/1/2033	200	208
	Verisk Analytics Inc.	5.250%	6/5/2034	235	235
	Verisk Analytics Inc.	5.250%	3/15/2035	325	323
	Verisk Analytics Inc.	5.125%	3/15/2036	200	196
	VMware LLC	1.800%	8/15/2028	715	676
	Workday Inc.	3.800%	4/1/2032	250	233
	Xilinx Inc.	2.375%	6/1/2030	265	245
					144,287
Utilities (10.0%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	125	113
	AEP Texas Inc.	4.700%	5/15/2032	485	479
	AEP Texas Inc.	5.700%	5/15/2034	335	346
[1]	AEP Texas Inc.	5.200%	4/15/2036	113	111
[1]	AEP Texas Inc.	3.450%	1/15/2050	51	35
	AEP Texas Inc.	3.450%	5/15/2051	235	158
	AEP Texas Inc.	5.850%	10/15/2055	280	274
	AEP Transmission Co. LLC	5.150%	4/1/2034	245	247
	AEP Transmission Co. LLC	5.250%	6/1/2036	65	65
	AEP Transmission Co. LLC	3.750%	12/1/2047	255	193
	AEP Transmission Co. LLC	4.250%	9/15/2048	230	187
	AEP Transmission Co. LLC	3.800%	6/15/2049	25	19
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	100	73
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	200	166
	AES Corp.	5.800%	3/15/2032	163	166
	Alabama Power Co.	3.750%	9/1/2027	325	324
[1]	Alabama Power Co.	1.450%	9/15/2030	575	506
[1]	Alabama Power Co.	4.300%	3/15/2031	100	99
	Alabama Power Co.	3.940%	9/1/2032	100	96
	Alabama Power Co.	5.100%	4/2/2035	20	20
	Alabama Power Co.	6.125%	5/15/2038	75	80
	Alabama Power Co.	3.850%	12/1/2042	348	283
	Alabama Power Co.	4.150%	8/15/2044	480	397
[1]	Alabama Power Co.	3.700%	12/1/2047	60	45
[1]	Alabama Power Co.	4.300%	7/15/2048	200	164
	Alabama Power Co.	3.125%	7/15/2051	200	131
	Alliant Energy Corp.	5.750%	4/1/2056	333	329
	Ameren Corp.	5.000%	1/15/2029	225	227
	Ameren Corp.	5.375%	3/15/2035	680	688
	Ameren Corp.	5.000%	5/15/2036	150	147
	Ameren Illinois Co.	3.850%	9/1/2032	390	372
	Ameren Illinois Co.	4.950%	6/1/2033	407	408
	Ameren Illinois Co.	5.625%	3/1/2055	364	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Electric Power Co. Inc.	5.200%	1/15/2029	275	280
	American Electric Power Co. Inc.	2.300%	3/1/2030	563	518
	American Electric Power Co. Inc.	6.950%	12/15/2054	265	283
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	112	116
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	683	680
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	475	471
	American Water Capital Corp.	2.950%	9/1/2027	80	79
	American Water Capital Corp.	4.625%	6/1/2029	100	100
	American Water Capital Corp.	4.450%	6/1/2032	565	555
	American Water Capital Corp.	5.150%	3/1/2034	45	46
	American Water Capital Corp.	5.250%	3/1/2035	845	858
	American Water Capital Corp.	5.200%	4/1/2036	175	175
	American Water Capital Corp.	4.300%	9/1/2045	30	25
	American Water Capital Corp.	3.750%	9/1/2047	355	270
	American Water Capital Corp.	4.200%	9/1/2048	400	321
	American Water Capital Corp.	3.450%	5/1/2050	10	7
	American Water Capital Corp.	5.450%	3/1/2054	81	77
	American Water Capital Corp.	5.700%	9/1/2055	243	240
[1]	Appalachian Power Co.	3.300%	6/1/2027	200	198
[1]	Appalachian Power Co.	2.700%	4/1/2031	200	182
[1]	Appalachian Power Co.	4.500%	8/1/2032	100	98
	Appalachian Power Co.	5.650%	4/1/2034	256	263
	Appalachian Power Co.	4.450%	6/1/2045	200	166
[1]	Appalachian Power Co.	3.700%	5/1/2050	110	79
	Arizona Public Service Co.	5.100%	3/15/2036	144	142
	Arizona Public Service Co.	3.350%	5/15/2050	805	544
	Arizona Public Service Co.	5.900%	8/15/2055	185	185
	Atlantic City Electric Co.	4.000%	10/15/2028	50	50
	Atmos Energy Corp.	1.500%	1/15/2031	25	22
	Atmos Energy Corp.	5.900%	11/15/2033	402	428
	Atmos Energy Corp.	4.125%	10/15/2044	35	29
	Atmos Energy Corp.	4.300%	10/1/2048	395	323
	Atmos Energy Corp.	2.850%	2/15/2052	75	47
	Atmos Energy Corp.	5.750%	10/15/2052	410	410
	Atmos Energy Corp.	6.200%	11/15/2053	105	112
	Atmos Energy Corp.	5.000%	12/15/2054	210	188
	Atmos Energy Corp.	5.450%	1/15/2056	100	96
	Avangrid Inc.	3.800%	6/1/2029	200	195
	Avista Corp.	4.000%	4/1/2052	275	205
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	203	181
	Baltimore Gas & Electric Co.	5.150%	6/1/2033	109	110
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	200	203
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	285	291
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	25	18
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	50	33
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	115	96
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	175	166
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	150	154
[3]	Basin Electric Power Cooperative	5.850%	10/15/2055	200	198
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	276	268
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	646	691
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	40	42
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	375	355
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	120	90
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	659	404
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	480	400
	Black Hills Corp.	5.950%	3/15/2028	255	261
	Black Hills Corp.	2.500%	6/15/2030	435	398
	Black Hills Corp.	4.550%	1/31/2031	100	99
	Black Hills Corp.	6.150%	5/15/2034	223	235
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	75	76
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	255	257
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	200	202
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	56	55
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	119	117
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	284	247
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	910	628
	CenterPoint Energy Inc.	5.400%	6/1/2029	369	377
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	170	176
	CenterPoint Energy Inc.	6.700%	5/15/2055	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	5.950%	4/1/2056	163	163
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	111	113
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	85	76
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	114	111
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	18	18
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	255	260
[1]	CMS Energy Corp.	4.750%	6/1/2050	100	98
	CMS Energy Corp.	3.750%	12/1/2050	320	294
	CMS Energy Corp.	6.500%	6/1/2055	220	226
	Commonwealth Edison Co.	3.700%	8/15/2028	335	331
	Commonwealth Edison Co.	4.550%	6/1/2031	61	61
	Commonwealth Edison Co.	3.650%	6/15/2046	50	38
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	508	383
	Commonwealth Edison Co.	4.000%	3/1/2048	621	487
	Commonwealth Edison Co.	4.000%	3/1/2049	200	155
[1]	Commonwealth Edison Co.	3.125%	3/15/2051	420	275
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	200	121
[1]	Commonwealth Edison Co.	3.850%	3/15/2052	297	220
	Commonwealth Edison Co.	5.300%	2/1/2053	80	75
	Commonwealth Edison Co.	5.650%	6/1/2054	600	586
	Commonwealth Edison Co.	5.950%	6/1/2055	260	265
	Commonwealth Edison Co.	5.850%	6/1/2056	98	99
[1]	Connecticut Light & Power Co.	2.050%	7/1/2031	437	386
[1]	Connecticut Light & Power Co.	4.150%	6/1/2045	295	241
	Connecticut Light & Power Co.	4.000%	4/1/2048	10	8
	Connecticut Light & Power Co.	5.250%	1/15/2053	200	187
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	236	232
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	690	684
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	310	323
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	674	726
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	203	219
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	361	406
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	325	332
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	80	68
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	265	226
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	25	19
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	300	256
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	240	187
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	610	402
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	55	56
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	200	198
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	331	327
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	505	395
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	365	295
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	215	148
	Constellation Energy Generation LLC	3.900%	1/8/2028	166	165
	Constellation Energy Generation LLC	4.550%	6/1/2029	200	200
	Constellation Energy Generation LLC	4.400%	1/15/2031	74	73
	Constellation Energy Generation LLC	4.800%	1/15/2032	143	142
	Constellation Energy Generation LLC	5.800%	3/1/2033	100	105
	Constellation Energy Generation LLC	5.300%	6/1/2036	185	184
	Constellation Energy Generation LLC	6.250%	10/1/2039	410	433
	Constellation Energy Generation LLC	5.600%	6/15/2042	299	295
	Constellation Energy Generation LLC	6.500%	10/1/2053	450	482
	Constellation Energy Generation LLC	5.750%	3/15/2054	145	143
	Constellation Energy Generation LLC	5.875%	1/15/2066	178	173
	Consumers Energy Co.	4.600%	5/30/2029	327	329
	Consumers Energy Co.	4.700%	1/15/2030	200	201
	Consumers Energy Co.	4.500%	1/15/2031	450	448
	Consumers Energy Co.	5.050%	5/15/2035	155	156
	Consumers Energy Co.	5.125%	5/1/2036	125	125
	Consumers Energy Co.	3.950%	5/15/2043	60	49
	Consumers Energy Co.	3.250%	8/15/2046	495	353
	Consumers Energy Co.	4.050%	5/15/2048	750	593
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	394	402
	Dayton Power & Light Co.	4.550%	8/15/2030	270	266
	Delmarva Power & Light Co.	4.150%	5/15/2045	135	110
	Dominion Energy Inc.	4.600%	5/15/2028	100	100
	Dominion Energy Inc.	4.250%	6/1/2028	584	582
[1]	Dominion Energy Inc.	3.375%	4/1/2030	155	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	5.000%	6/15/2030	141	143
[1]	Dominion Energy Inc.	4.350%	8/15/2032	195	189
	Dominion Energy Inc.	5.375%	11/15/2032	630	646
[1]	Dominion Energy Inc.	6.300%	3/15/2033	35	38
	Dominion Energy Inc.	5.450%	3/15/2035	216	220
[1]	Dominion Energy Inc.	5.950%	6/15/2035	325	344
	Dominion Energy Inc.	7.000%	6/15/2038	425	480
[1]	Dominion Energy Inc.	4.050%	9/15/2042	510	416
	Dominion Energy Inc.	4.700%	12/1/2044	240	209
[1]	Dominion Energy Inc.	7.000%	6/1/2054	225	240
[1]	Dominion Energy Inc.	6.875%	2/1/2055	662	686
[1]	Dominion Energy Inc.	6.000%	2/15/2056	175	176
	Dominion Energy Inc.	6.200%	2/15/2056	300	301
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	50	44
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	55	56
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	330	297
[1]	DTE Electric Co.	1.900%	4/1/2028	60	58
[1]	DTE Electric Co.	2.625%	3/1/2031	525	482
	DTE Electric Co.	5.200%	4/1/2033	114	117
	DTE Electric Co.	5.200%	3/1/2034	70	71
	DTE Electric Co.	5.250%	5/15/2035	250	253
[1]	DTE Electric Co.	4.850%	3/1/2036	218	214
[1]	DTE Electric Co.	4.000%	4/1/2043	460	378
	DTE Electric Co.	3.700%	3/15/2045	349	271
	DTE Electric Co.	3.750%	8/15/2047	364	276
	DTE Electric Co.	3.950%	3/1/2049	50	39
	DTE Electric Co.	2.950%	3/1/2050	350	227
	DTE Electric Co.	5.850%	5/15/2055	130	132
[1]	DTE Electric Co.	5.550%	3/1/2056	179	175
	DTE Energy Co.	4.950%	7/1/2027	200	201
	DTE Energy Co.	4.875%	6/1/2028	50	50
	DTE Energy Co.	5.100%	3/1/2029	203	206
[1]	DTE Energy Co.	3.400%	6/15/2029	200	193
	DTE Energy Co.	5.850%	6/1/2034	234	245
	DTE Energy Co.	5.050%	10/1/2035	212	209
	Duke Energy Carolinas LLC	3.950%	11/15/2028	50	50
[1]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	311
	Duke Energy Carolinas LLC	2.550%	4/15/2031	225	205
	Duke Energy Carolinas LLC	6.450%	10/15/2032	270	293
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	210	214
	Duke Energy Carolinas LLC	6.000%	1/15/2038	20	21
	Duke Energy Carolinas LLC	6.050%	4/15/2038	341	364
	Duke Energy Carolinas LLC	4.000%	9/30/2042	189	156
	Duke Energy Carolinas LLC	3.750%	6/1/2045	25	19
	Duke Energy Carolinas LLC	3.875%	3/15/2046	200	156
	Duke Energy Carolinas LLC	3.700%	12/1/2047	305	229
	Duke Energy Carolinas LLC	3.950%	3/15/2048	25	19
	Duke Energy Carolinas LLC	3.200%	8/15/2049	85	57
	Duke Energy Carolinas LLC	3.450%	4/15/2051	700	488
	Duke Energy Carolinas LLC	5.350%	1/15/2053	365	344
	Duke Energy Corp.	3.150%	8/15/2027	200	197
	Duke Energy Corp.	5.000%	12/8/2027	200	202
	Duke Energy Corp.	4.300%	3/15/2028	95	95
	Duke Energy Corp.	3.400%	6/15/2029	414	401
	Duke Energy Corp.	2.450%	6/1/2030	350	323
	Duke Energy Corp.	2.550%	6/15/2031	310	280
	Duke Energy Corp.	4.500%	8/15/2032	70	69
	Duke Energy Corp.	5.750%	9/15/2033	200	209
	Duke Energy Corp.	5.450%	6/15/2034	210	215
	Duke Energy Corp.	4.950%	9/15/2035	216	212
	Duke Energy Corp.	3.300%	6/15/2041	90	68
	Duke Energy Corp.	4.800%	12/15/2045	225	196
	Duke Energy Corp.	3.750%	9/1/2046	289	216
	Duke Energy Corp.	3.950%	8/15/2047	28	21
	Duke Energy Corp.	4.200%	6/15/2049	195	152
	Duke Energy Corp.	5.000%	8/15/2052	545	473
	Duke Energy Corp.	5.800%	6/15/2054	616	598
	Duke Energy Florida LLC	2.500%	12/1/2029	200	187
	Duke Energy Florida LLC	1.750%	6/15/2030	360	323
	Duke Energy Florida LLC	4.200%	12/1/2030	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	2.400%	12/15/2031	472	421
	Duke Energy Florida LLC	5.875%	11/15/2033	200	212
	Duke Energy Florida LLC	4.850%	12/1/2035	10	10
	Duke Energy Florida LLC	6.400%	6/15/2038	200	218
	Duke Energy Florida LLC	3.850%	11/15/2042	200	162
	Duke Energy Florida LLC	3.400%	10/1/2046	482	348
	Duke Energy Florida LLC	3.000%	12/15/2051	205	130
	Duke Energy Florida LLC	6.200%	11/15/2053	460	486
[1]	Duke Energy Indiana LLC	4.950%	3/15/2036	26	26
	Duke Energy Indiana LLC	6.450%	4/1/2039	442	485
	Duke Energy Indiana LLC	3.750%	5/15/2046	200	153
	Duke Energy Indiana LLC	2.750%	4/1/2050	395	242
	Duke Energy Indiana LLC	5.400%	4/1/2053	240	227
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	25
	Duke Energy Ohio Inc.	5.250%	4/1/2033	35	36
	Duke Energy Ohio Inc.	5.300%	6/15/2035	61	62
	Duke Energy Ohio Inc.	3.700%	6/15/2046	110	83
	Duke Energy Ohio Inc.	5.650%	4/1/2053	184	179
	Duke Energy Ohio Inc.	5.550%	3/15/2054	90	87
	Duke Energy Progress LLC	3.700%	9/1/2028	450	444
	Duke Energy Progress LLC	3.450%	3/15/2029	45	44
	Duke Energy Progress LLC	3.400%	4/1/2032	70	65
	Duke Energy Progress LLC	5.100%	3/15/2034	250	254
	Duke Energy Progress LLC	5.050%	3/15/2035	65	65
	Duke Energy Progress LLC	6.300%	4/1/2038	200	216
	Duke Energy Progress LLC	4.100%	3/15/2043	615	511
	Duke Energy Progress LLC	4.375%	3/30/2044	225	190
	Duke Energy Progress LLC	3.600%	9/15/2047	219	161
	Duke Energy Progress LLC	2.900%	8/15/2051	310	193
	Edison International	5.250%	11/15/2028	365	367
	Edison International	5.450%	6/15/2029	200	202
	Edison International	6.950%	11/15/2029	225	236
	Edison International	4.800%	3/15/2031	200	195
	Edison International	5.250%	3/15/2032	235	231
	Emera US Finance LP	2.639%	6/15/2031	235	211
	Enel Chile SA	4.875%	6/12/2028	343	344
	Entergy Arkansas LLC	4.000%	6/1/2028	200	199
	Entergy Arkansas LLC	5.450%	6/1/2034	250	257
	Entergy Arkansas LLC	4.950%	1/15/2036	71	70
	Entergy Arkansas LLC	2.650%	6/15/2051	445	262
	Entergy Arkansas LLC	5.750%	6/1/2054	310	306
	Entergy Arkansas LLC	5.750%	1/15/2056	238	235
	Entergy Corp.	2.400%	6/15/2031	200	179
	Entergy Corp.	3.750%	6/15/2050	355	256
	Entergy Corp.	7.125%	12/1/2054	340	353
[1]	Entergy Corp.	5.875%	6/15/2056	175	175
	Entergy Corp.	6.100%	6/15/2056	155	155
	Entergy Louisiana LLC	3.120%	9/1/2027	50	49
	Entergy Louisiana LLC	3.250%	4/1/2028	55	54
	Entergy Louisiana LLC	2.350%	6/15/2032	202	177
	Entergy Louisiana LLC	4.000%	3/15/2033	75	71
	Entergy Louisiana LLC	5.150%	9/15/2034	365	369
	Entergy Louisiana LLC	4.900%	4/15/2036	237	231
	Entergy Louisiana LLC	3.100%	6/15/2041	75	57
	Entergy Louisiana LLC	4.950%	1/15/2045	60	55
	Entergy Louisiana LLC	4.200%	9/1/2048	322	258
	Entergy Louisiana LLC	5.700%	3/15/2054	280	275
	Entergy Louisiana LLC	5.800%	3/15/2055	200	199
	Entergy Louisiana LLC	5.650%	4/15/2056	250	244
	Entergy Mississippi LLC	5.050%	4/15/2036	61	60
	Entergy Mississippi LLC	3.850%	6/1/2049	325	244
	Entergy Mississippi LLC	3.500%	6/1/2051	158	110
	Entergy Mississippi LLC	5.800%	4/15/2055	93	93
	Entergy Texas Inc.	1.750%	3/15/2031	735	643
	Entergy Texas Inc.	5.200%	6/15/2036	75	75
	Entergy Texas Inc.	4.500%	3/30/2039	335	305
	Essential Utilities Inc.	4.800%	8/15/2027	275	276
	Essential Utilities Inc.	3.566%	5/1/2029	35	34
	Essential Utilities Inc.	2.704%	4/15/2030	100	93
	Essential Utilities Inc.	2.400%	5/1/2031	635	568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essential Utilities Inc.	5.375%	1/15/2034	35	36
	Essential Utilities Inc.	5.125%	3/15/2036	100	98
	Essential Utilities Inc.	4.276%	5/1/2049	25	20
	Essential Utilities Inc.	5.300%	5/1/2052	134	122
	Evergy Inc.	4.250%	3/15/2029	56	55
	Evergy Kansas Central Inc.	5.250%	3/15/2035	65	65
	Evergy Kansas Central Inc.	3.250%	9/1/2049	25	17
	Evergy Kansas Central Inc.	3.450%	4/15/2050	300	209
	Evergy Metro Inc.	5.125%	8/15/2035	136	135
	Evergy Metro Inc.	5.300%	10/1/2041	479	470
	Eversource Energy	4.600%	7/1/2027	305	306
[1]	Eversource Energy	3.300%	1/15/2028	200	196
	Eversource Energy	5.450%	3/1/2028	610	619
[1]	Eversource Energy	1.650%	8/15/2030	230	203
	Eversource Energy	4.450%	12/15/2030	410	403
	Eversource Energy	5.850%	4/15/2031	15	16
	Eversource Energy	3.375%	3/1/2032	240	221
	Eversource Energy	5.125%	5/15/2033	28	28
	Eversource Energy	5.500%	1/1/2034	280	285
	Eversource Energy	5.950%	7/15/2034	200	209
	Eversource Energy	3.450%	1/15/2050	25	17
[1]	Eversource Energy	6.100%	8/15/2056	283	281
[1]	Eversource Energy	6.350%	8/15/2056	71	71
	Exelon Corp.	5.150%	3/15/2029	235	239
	Exelon Corp.	4.050%	4/15/2030	270	264
	Exelon Corp.	5.125%	3/15/2031	60	61
	Exelon Corp.	3.350%	3/15/2032	200	185
	Exelon Corp.	5.300%	3/15/2033	200	205
	Exelon Corp.	5.625%	6/15/2035	380	391
	Exelon Corp.	4.950%	3/15/2036	167	162
	Exelon Corp.	5.100%	6/15/2045	705	644
	Exelon Corp.	4.450%	4/15/2046	100	83
	Exelon Corp.	4.100%	3/15/2052	185	141
	FirstEnergy Corp.	2.650%	3/1/2030	285	264
[1]	FirstEnergy Corp.	2.250%	9/1/2030	200	180
[1]	FirstEnergy Corp.	3.400%	3/1/2050	145	98
[3]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	150	149
[3]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	175	174
	FirstEnergy Transmission LLC	4.750%	1/15/2033	275	270
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	297
	Florida Power & Light Co.	5.050%	4/1/2028	245	249
	Florida Power & Light Co.	4.400%	5/15/2028	200	201
	Florida Power & Light Co.	5.150%	6/15/2029	595	608
	Florida Power & Light Co.	4.625%	5/15/2030	30	30
	Florida Power & Light Co.	2.450%	2/3/2032	280	250
	Florida Power & Light Co.	5.100%	4/1/2033	45	46
	Florida Power & Light Co.	4.800%	5/15/2033	290	290
	Florida Power & Light Co.	5.300%	6/15/2034	785	805
	Florida Power & Light Co.	4.700%	2/15/2036	203	197
[2]	Florida Power & Light Co.	5.125%	6/1/2036	251	252
	Florida Power & Light Co.	5.650%	2/1/2037	540	566
	Florida Power & Light Co.	5.950%	2/1/2038	200	213
	Florida Power & Light Co.	5.960%	4/1/2039	260	275
	Florida Power & Light Co.	4.125%	2/1/2042	281	239
	Florida Power & Light Co.	4.050%	6/1/2042	175	147
	Florida Power & Light Co.	3.800%	12/15/2042	240	194
	Florida Power & Light Co.	4.125%	6/1/2048	280	225
	Florida Power & Light Co.	3.150%	10/1/2049	303	204
	Florida Power & Light Co.	5.300%	4/1/2053	134	126
	Florida Power & Light Co.	5.600%	6/15/2054	489	480
[2]	Florida Power & Light Co.	5.750%	6/1/2056	215	216
	Florida Power & Light Co.	5.600%	2/15/2066	208	200
[2]	Florida Power & Light Co.	5.900%	6/1/2066	177	178
	Georgia Power Co.	4.000%	10/1/2028	192	191
	Georgia Power Co.	4.600%	6/15/2029	77	77
[1]	Georgia Power Co.	2.650%	9/15/2029	485	458
	Georgia Power Co.	4.850%	3/15/2031	477	482
	Georgia Power Co.	4.950%	5/17/2033	60	60
	Georgia Power Co.	5.250%	3/15/2034	280	285
[1]	Georgia Power Co.	4.750%	9/1/2040	410	384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.300%	3/15/2042	65	56
	Georgia Power Co.	4.300%	3/15/2043	205	175
[1]	Georgia Power Co.	3.700%	1/30/2050	540	399
[1]	Georgia Power Co.	3.250%	3/15/2051	20	14
	Georgia Power Co.	5.500%	10/1/2055	161	155
	Hydro One Inc.	4.750%	5/30/2031	164	165
	Iberdrola International BV	6.750%	7/15/2036	312	351
	Idaho Power Co.	4.850%	3/1/2036	141	138
[1]	Idaho Power Co.	4.200%	3/1/2048	30	24
[1]	Idaho Power Co.	5.500%	3/15/2053	146	141
[1]	Idaho Power Co.	5.800%	4/1/2054	202	203
	Indiana Michigan Power Co.	6.050%	3/15/2037	355	377
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	20	17
	Indiana Michigan Power Co.	3.250%	5/1/2051	310	206
	Indiana Michigan Power Co.	5.600%	3/15/2056	75	73
	Interstate Power & Light Co.	4.950%	9/30/2034	355	350
	Interstate Power & Light Co.	5.600%	6/29/2035	65	67
	Interstate Power & Light Co.	6.250%	7/15/2039	100	106
	Interstate Power & Light Co.	3.700%	9/15/2046	25	19
	IPALCO Enterprises Inc.	5.750%	4/1/2034	200	199
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	101	100
[3]	Jersey Central Power & Light Co.	4.600%	1/15/2030	98	98
[3]	Jersey Central Power & Light Co.	4.400%	1/15/2031	340	335
	Jersey Central Power & Light Co.	5.100%	1/15/2035	45	45
[3]	Jersey Central Power & Light Co.	5.150%	1/15/2036	50	50
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	88	83
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	200	206
	Kentucky Utilities Co.	5.125%	11/1/2040	430	416
	Kentucky Utilities Co.	5.850%	8/15/2055	88	88
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	217	219
	MidAmerican Energy Co.	6.750%	12/30/2031	600	661
[1]	MidAmerican Energy Co.	5.800%	10/15/2036	400	423
	MidAmerican Energy Co.	4.800%	9/15/2043	260	235
	MidAmerican Energy Co.	4.400%	10/15/2044	475	404
	MidAmerican Energy Co.	4.250%	7/15/2049	150	122
	MidAmerican Energy Co.	5.850%	9/15/2054	215	218
	MidAmerican Energy Co.	5.300%	2/1/2055	217	203
[1]	Mississippi Power Co.	4.250%	3/15/2042	180	152
[1]	Mississippi Power Co.	3.100%	7/30/2051	397	258
[3]	Monongahela Power Co.	4.450%	8/15/2029	44	44
[2]	National Fuel Gas Co.	4.750%	5/15/2029	42	42
	National Fuel Gas Co.	5.500%	3/15/2030	75	77
[2]	National Fuel Gas Co.	5.050%	10/15/2031	143	143
[2]	National Fuel Gas Co.	5.500%	5/15/2036	87	87
	National Grid plc	5.602%	6/12/2028	273	279
	National Grid plc	5.809%	6/12/2033	445	464
	National Grid plc	5.418%	1/11/2034	20	20
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	50	50
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	140	139
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	555	547
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	75	75
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	125	124
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	200	203
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	167	166
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	63	63
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	417	411
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	20	20
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	75	87
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	765	736
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	200	194
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	230	242
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	420	346
[1]	Nevada Power Co.	6.650%	4/1/2036	344	379
[1]	Nevada Power Co.	6.750%	7/1/2037	166	184
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	200	201
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	258	259
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	31	31
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	30	29
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	230	233
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	755	735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	895	848
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	350	319
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	300	297
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	259	229
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	270	272
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	720	726
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	295	299
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	135	123
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	470	444
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	485	506
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	283	291
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	464	475
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	150	147
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	500	493
	NiSource Inc.	5.250%	3/30/2028	30	30
	NiSource Inc.	5.200%	7/1/2029	200	203
	NiSource Inc.	2.950%	9/1/2029	620	589
	NiSource Inc.	3.600%	5/1/2030	125	120
	NiSource Inc.	4.750%	5/18/2031	53	53
	NiSource Inc.	5.400%	6/30/2033	250	256
	NiSource Inc.	5.350%	4/1/2034	400	408
	NiSource Inc.	5.350%	7/15/2035	539	545
	NiSource Inc.	5.300%	5/18/2036	34	34
	NiSource Inc.	4.800%	2/15/2044	25	22
	NiSource Inc.	5.650%	2/1/2045	90	88
	NiSource Inc.	4.375%	5/15/2047	390	321
	NiSource Inc.	3.950%	3/30/2048	785	599
	NiSource Inc.	5.000%	6/15/2052	95	83
	NiSource Inc.	6.375%	3/31/2055	25	26
	NiSource Inc.	5.850%	4/1/2055	138	137
	NiSource Inc.	5.750%	7/15/2056	140	140
	Northern States Power Co.	2.250%	4/1/2031	562	506
	Northern States Power Co.	5.050%	5/15/2035	50	50
	Northern States Power Co.	4.850%	5/15/2036	57	56
	Northern States Power Co.	6.250%	6/1/2036	312	338
	Northern States Power Co.	6.200%	7/1/2037	327	356
	Northern States Power Co.	3.600%	9/15/2047	335	250
	Northern States Power Co.	2.900%	3/1/2050	25	16
	Northern States Power Co.	2.600%	6/1/2051	65	39
	Northern States Power Co.	5.100%	5/15/2053	465	425
	Northern States Power Co.	5.650%	5/15/2055	182	180
	Northern States Power Co.	5.550%	5/15/2056	100	98
	Northwest Natural Holding Co.	7.000%	9/15/2055	125	128
	NorthWestern Corp.	4.176%	11/15/2044	200	165
	NSTAR Electric Co.	3.950%	4/1/2030	55	54
	NSTAR Electric Co.	4.650%	5/15/2031	78	78
	NSTAR Electric Co.	5.200%	3/1/2035	75	76
	NSTAR Electric Co.	5.200%	5/15/2036	40	40
	NSTAR Electric Co.	4.550%	6/1/2052	670	563
	NSTAR Electric Co.	4.950%	9/15/2052	10	9
	Oglethorpe Power Corp.	5.950%	11/1/2039	60	62
	Oglethorpe Power Corp.	5.375%	11/1/2040	315	306
	Oglethorpe Power Corp.	6.200%	12/1/2053	455	466
	Oglethorpe Power Corp.	5.800%	6/1/2054	25	24
	Ohio Edison Co.	6.875%	7/15/2036	215	242
	Ohio Power Co.	5.000%	6/1/2033	305	304
	Ohio Power Co.	4.150%	4/1/2048	260	203
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	200	191
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	55	53
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	254	253
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	100	101
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	665	668
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	237	235
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	200	197
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	136	139
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	80	71
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	170	163
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	102	77
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	375	246
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	905	660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	25	15
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	177
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	46	46
[3]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	301	304
	ONE Gas Inc.	5.100%	4/1/2029	265	269
	ONE Gas Inc.	4.500%	11/1/2048	200	169
	Pacific Gas & Electric Co.	5.450%	6/15/2027	310	313
	Pacific Gas & Electric Co.	3.300%	12/1/2027	35	34
	Pacific Gas & Electric Co.	5.000%	6/4/2028	95	96
	Pacific Gas & Electric Co.	3.000%	6/15/2028	485	470
	Pacific Gas & Electric Co.	6.100%	1/15/2029	437	451
	Pacific Gas & Electric Co.	4.550%	7/1/2030	543	536
	Pacific Gas & Electric Co.	2.500%	2/1/2031	275	247
	Pacific Gas & Electric Co.	3.250%	6/1/2031	785	725
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	207
	Pacific Gas & Electric Co.	5.050%	10/15/2032	640	637
	Pacific Gas & Electric Co.	6.150%	1/15/2033	125	131
	Pacific Gas & Electric Co.	6.400%	6/15/2033	285	303
	Pacific Gas & Electric Co.	5.800%	5/15/2034	375	384
	Pacific Gas & Electric Co.	5.200%	5/1/2036	226	220
	Pacific Gas & Electric Co.	4.500%	7/1/2040	455	393
	Pacific Gas & Electric Co.	3.300%	8/1/2040	461	346
	Pacific Gas & Electric Co.	3.950%	12/1/2047	508	373
	Pacific Gas & Electric Co.	4.950%	7/1/2050	755	633
	Pacific Gas & Electric Co.	3.500%	8/1/2050	718	479
	Pacific Gas & Electric Co.	6.750%	1/15/2053	520	545
	Pacific Gas & Electric Co.	6.700%	4/1/2053	405	422
	Pacific Gas & Electric Co.	6.100%	10/15/2055	491	476
	Pacific Gas & Electric Co.	6.000%	5/1/2056	167	160
	PacifiCorp	5.100%	4/15/2031	125	126
	PacifiCorp	5.450%	2/15/2034	570	577
	PacifiCorp	5.800%	4/15/2036	250	257
	PacifiCorp	6.100%	8/1/2036	380	396
	PacifiCorp	6.250%	10/15/2037	225	236
	PacifiCorp	6.000%	1/15/2039	200	203
	PacifiCorp	4.125%	1/15/2049	390	296
	PacifiCorp	4.150%	2/15/2050	105	80
	PacifiCorp	2.900%	6/15/2052	385	230
	PacifiCorp	5.350%	12/1/2053	75	67
	PacifiCorp	5.500%	5/15/2054	103	94
	PacifiCorp	5.800%	1/15/2055	510	486
	PECO Energy Co.	4.900%	6/15/2033	200	201
	PECO Energy Co.	4.875%	9/15/2035	75	74
	PECO Energy Co.	3.050%	3/15/2051	320	207
	PECO Energy Co.	2.850%	9/15/2051	380	235
	PECO Energy Co.	4.600%	5/15/2052	105	89
	PECO Energy Co.	5.650%	9/15/2055	335	331
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	780	757
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	60	54
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	250	250
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	175	119
	Pinnacle West Capital Corp.	4.900%	5/15/2028	440	443
	Potomac Electric Power Co.	5.200%	3/15/2034	490	499
	Potomac Electric Power Co.	4.150%	3/15/2043	100	83
	PPL Electric Utilities Corp.	4.850%	2/15/2034	200	199
	PPL Electric Utilities Corp.	4.750%	7/15/2043	400	360
	PPL Electric Utilities Corp.	3.000%	10/1/2049	205	134
	PPL Electric Utilities Corp.	5.250%	5/15/2053	200	186
	PPL Electric Utilities Corp.	5.550%	8/15/2055	162	158
	PPL Electric Utilities Corp.	5.750%	5/15/2056	150	150
	Progress Energy Inc.	7.750%	3/1/2031	260	292
	Progress Energy Inc.	6.000%	12/1/2039	200	208
	Public Service Co. of Colorado	3.700%	6/15/2028	145	143
	Public Service Co. of Colorado	4.150%	3/13/2029	134	133
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	195	172
	Public Service Co. of Colorado	1.875%	6/15/2031	40	35
	Public Service Co. of Colorado	5.350%	5/15/2034	540	549
	Public Service Co. of Colorado	5.150%	9/15/2035	315	314
	Public Service Co. of Colorado	3.600%	9/15/2042	25	20
	Public Service Co. of Colorado	3.800%	6/15/2047	75	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	4.100%	6/15/2048	334	263
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	239	142
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	250	205
	Public Service Co. of Colorado	5.250%	4/1/2053	40	37
	Public Service Co. of Colorado	5.750%	5/15/2054	25	25
	Public Service Co. of Colorado	5.850%	5/15/2055	153	153
	Public Service Co. of Oklahoma	5.250%	1/15/2033	200	203
	Public Service Co. of Oklahoma	5.450%	1/15/2036	75	76
[1]	Public Service Co. of Oklahoma	3.150%	8/15/2051	200	129
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	160	158
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	50	48
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	66	62
[1]	Public Service Electric & Gas Co.	4.200%	1/1/2031	137	135
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	200	201
	Public Service Electric & Gas Co.	5.200%	8/1/2033	350	358
	Public Service Electric & Gas Co.	4.900%	8/15/2035	217	216
[1]	Public Service Electric & Gas Co.	5.800%	5/1/2037	30	32
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	50	40
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	285	222
[1]	Public Service Electric & Gas Co.	4.050%	5/1/2048	75	60
[1]	Public Service Electric & Gas Co.	2.050%	8/1/2050	45	24
	Public Service Electric & Gas Co.	5.450%	8/1/2053	50	48
	Public Service Electric & Gas Co.	5.300%	8/1/2054	670	631
[1]	Public Service Electric & Gas Co.	5.625%	1/1/2056	306	303
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	789	805
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	287	292
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	200	204
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	30	30
	Puget Energy Inc.	2.379%	6/15/2028	255	244
	Puget Energy Inc.	4.224%	3/15/2032	411	395
	Puget Energy Inc.	5.725%	3/15/2035	124	125
	Puget Sound Energy Inc.	5.795%	3/15/2040	113	115
	Puget Sound Energy Inc.	4.300%	5/20/2045	211	174
	Puget Sound Energy Inc.	3.250%	9/15/2049	35	24
	Puget Sound Energy Inc.	5.448%	6/1/2053	190	182
	Puget Sound Energy Inc.	5.685%	6/15/2054	200	197
	Puget Sound Energy Inc.	5.598%	9/15/2055	143	139
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	200	182
	San Diego Gas & Electric Co.	5.400%	4/15/2035	318	324
[1]	San Diego Gas & Electric Co.	5.200%	3/15/2036	100	100
	San Diego Gas & Electric Co.	6.000%	6/1/2039	50	52
	San Diego Gas & Electric Co.	4.500%	8/15/2040	60	54
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	520	390
[1]	San Diego Gas & Electric Co.	2.950%	8/15/2051	69	44
	San Diego Gas & Electric Co.	5.550%	4/15/2054	258	247
[1]	San Diego Gas & Electric Co.	5.950%	3/15/2056	100	101
	Sempra	3.250%	6/15/2027	570	563
	Sempra	3.400%	2/1/2028	205	201
	Sempra	3.700%	4/1/2029	30	29
	Sempra	5.250%	3/15/2036	183	181
	Sempra	3.800%	2/1/2038	270	229
	Sempra	6.000%	10/15/2039	55	56
	Sempra	4.000%	2/1/2048	502	381
	Sempra	6.400%	10/1/2054	250	252
	Sempra	6.875%	10/1/2054	377	385
	Sempra	6.375%	4/1/2056	148	149
	Sierra Pacific Power Co.	5.900%	3/15/2054	170	170
	Sierra Pacific Power Co.	6.200%	12/15/2055	133	132
	Sierra Pacific Power Co.	6.375%	9/15/2056	191	191
[1]	Southern California Edison Co.	4.700%	6/1/2027	200	200
	Southern California Edison Co.	5.850%	11/1/2027	400	407
[1]	Southern California Edison Co.	3.650%	3/1/2028	50	49
	Southern California Edison Co.	5.650%	10/1/2028	275	281
[1]	Southern California Edison Co.	4.200%	3/1/2029	225	222
	Southern California Edison Co.	6.650%	4/1/2029	225	234
	Southern California Edison Co.	5.150%	6/1/2029	100	101
	Southern California Edison Co.	2.250%	6/1/2030	40	36
[1]	Southern California Edison Co.	2.500%	6/1/2031	575	513
	Southern California Edison Co.	4.950%	9/15/2031	83	83
	Southern California Edison Co.	4.800%	3/15/2033	200	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.200%	6/1/2034	276	273
	Southern California Edison Co.	5.625%	2/1/2036	350	350
	Southern California Edison Co.	6.050%	3/15/2039	430	436
	Southern California Edison Co.	4.050%	3/15/2042	155	122
	Southern California Edison Co.	4.650%	10/1/2043	370	311
[1]	Southern California Edison Co.	3.600%	2/1/2045	70	50
	Southern California Edison Co.	4.000%	4/1/2047	850	633
[1]	Southern California Edison Co.	4.875%	3/1/2049	735	614
	Southern California Edison Co.	3.650%	2/1/2050	125	86
[1]	Southern California Edison Co.	5.450%	6/1/2052	105	93
	Southern California Edison Co.	5.700%	3/1/2053	240	221
	Southern California Edison Co.	6.200%	9/15/2055	220	217
	Southern California Gas Co.	5.200%	6/1/2033	40	41
	Southern California Gas Co.	5.050%	9/1/2034	435	436
	Southern California Gas Co.	5.450%	6/15/2035	75	77
	Southern California Gas Co.	3.750%	9/15/2042	480	381
[1]	Southern California Gas Co.	4.125%	6/1/2048	150	117
	Southern California Gas Co.	5.600%	4/1/2054	125	120
	Southern California Gas Co.	6.000%	6/15/2055	190	193
	Southern California Gas Co.	5.900%	6/1/2056	100	100
	Southern Co.	5.500%	3/15/2029	721	739
[1]	Southern Co.	3.700%	4/30/2030	325	315
	Southern Co.	5.700%	10/15/2032	200	209
	Southern Co.	5.200%	6/15/2033	225	227
	Southern Co.	5.700%	3/15/2034	225	234
	Southern Co.	4.850%	3/15/2035	200	195
	Southern Co.	4.250%	7/1/2036	25	23
	Southern Co.	4.400%	7/1/2046	293	244
[1]	Southern Co.	6.375%	3/15/2055	314	322
	Southern Co.	6.000%	4/1/2058	100	101
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	92	91
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	103	91
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	30	30
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	35	36
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	70	69
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	132	131
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	306	315
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	346	292
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	30	23
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	60	50
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	60	60
	Southern Power Co.	5.150%	9/15/2041	108	103
[1]	Southern Power Co.	4.950%	12/15/2046	388	345
	Southwest Gas Corp.	2.200%	6/15/2030	30	27
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	210	208
	Southwestern Electric Power Co.	5.300%	4/1/2033	50	51
	Southwestern Electric Power Co.	5.200%	4/1/2036	125	124
	Southwestern Electric Power Co.	6.200%	3/15/2040	200	208
	Southwestern Electric Power Co.	3.250%	11/1/2051	40	26
	Southwestern Electric Power Co.	5.900%	4/1/2056	150	148
	Southwestern Public Service Co.	4.500%	8/15/2041	350	308
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	354	232
	Southwestern Public Service Co.	6.000%	6/1/2054	205	207
	Spire Inc.	4.600%	9/1/2031	100	99
	Spire Inc.	6.250%	6/1/2056	172	172
	Spire Inc.	6.450%	6/1/2056	100	100
[1]	Spire Missouri Inc.	5.150%	8/15/2034	335	338
	System Energy Resources Inc.	6.000%	4/15/2028	35	36
	Tampa Electric Co.	4.300%	6/15/2048	425	345
	Tampa Electric Co.	3.450%	3/15/2051	49	34
	Tucson Electric Power Co.	5.200%	9/15/2034	495	499
	Tucson Electric Power Co.	3.250%	5/1/2051	515	342
	Union Electric Co.	2.950%	6/15/2027	200	198
	Union Electric Co.	3.500%	3/15/2029	25	24
	Union Electric Co.	5.200%	4/1/2034	150	152
	Union Electric Co.	5.250%	4/15/2035	185	187
	Union Electric Co.	4.800%	3/15/2036	70	68
	Union Electric Co.	3.900%	9/15/2042	40	33
	Union Electric Co.	3.250%	10/1/2049	100	68
	Union Electric Co.	3.900%	4/1/2052	180	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	5.250%	1/15/2054	300	276
	Union Electric Co.	5.125%	3/15/2055	450	410
	Union Electric Co.	5.550%	3/15/2056	162	157
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	662	656
	Virginia Electric & Power Co.	2.300%	11/15/2031	546	486
	Virginia Electric & Power Co.	2.400%	3/30/2032	250	221
	Virginia Electric & Power Co.	5.000%	4/1/2033	210	212
	Virginia Electric & Power Co.	5.300%	8/15/2033	360	369
	Virginia Electric & Power Co.	5.050%	8/15/2034	180	181
	Virginia Electric & Power Co.	5.150%	3/15/2035	20	20
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	171	168
	Virginia Electric & Power Co.	4.950%	3/15/2036	300	295
	Virginia Electric & Power Co.	8.875%	11/15/2038	269	353
	Virginia Electric & Power Co.	4.000%	1/15/2043	40	33
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	200	164
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	100	78
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	380	291
	Virginia Electric & Power Co.	4.600%	12/1/2048	403	342
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	435	367
	Virginia Electric & Power Co.	5.650%	3/15/2055	280	275
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	187	182
	Virginia Electric & Power Co.	5.700%	3/15/2056	320	315
[3]	Vistra Operations Co. LLC	4.550%	10/30/2028	100	100
[3]	Vistra Operations Co. LLC	5.000%	4/30/2031	370	368
[3]	Vistra Operations Co. LLC	5.250%	4/30/2033	140	139
[3]	Vistra Operations Co. LLC	5.550%	4/30/2036	250	249
[1]	Washington Gas Light Co.	3.650%	9/15/2049	65	46
	WEC Energy Group Inc.	4.750%	1/15/2028	125	126
	WEC Energy Group Inc.	5.625%	5/15/2056	56	56
	Wisconsin Electric Power Co.	3.950%	3/1/2029	50	49
	Wisconsin Electric Power Co.	4.150%	10/15/2030	345	340
	Wisconsin Electric Power Co.	5.625%	5/15/2033	270	284
	Wisconsin Electric Power Co.	5.650%	3/15/2056	175	172
	Wisconsin Power & Light Co.	3.000%	7/1/2029	362	348
	Wisconsin Power & Light Co.	3.950%	9/1/2032	140	134
	Wisconsin Power & Light Co.	3.650%	4/1/2050	40	29
	Wisconsin Power & Light Co.	5.700%	12/15/2055	35	34
	Wisconsin Public Service Corp.	4.250%	1/15/2031	45	44
	Wisconsin Public Service Corp.	2.850%	12/1/2051	545	335
	Xcel Energy Inc.	4.750%	3/21/2028	40	40
	Xcel Energy Inc.	4.000%	6/15/2028	25	25
	Xcel Energy Inc.	2.600%	12/1/2029	654	611
	Xcel Energy Inc.	5.500%	3/15/2034	300	306
	Xcel Energy Inc.	5.600%	4/15/2035	68	70
	Xcel Energy Inc.	3.500%	12/1/2049	680	476
	Xcel Energy Inc.	5.750%	12/3/2056	72	71
					174,093
Total Corporate Bonds (Cost $1,734,599)					1,723,371

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[6]	Vanguard Market Liquidity Fund (Cost $9,163)	3.667%	91,642	9,164
Total Investments (99.0%) (Cost $1,743,762)				1,732,535
Other Assets and Liabilities—Net (1.0%)				17,983
Net Assets (100%)				1,750,518
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $16,966, representing 1.0% of net assets.
4	Securities with a value of $505 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $105 have been segregated as initial margin for open centrally cleared swap contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	33	6,817	6
10-Year U.S. Treasury Note	September 2026	15	1,647	—
Long U.S. Treasury Bond	September 2026	13	1,459	(2)
Ultra Long U.S. Treasury Bond	September 2026	19	2,174	22
				26

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(122)	(13,080)	(25)
Ultra 10-Year U.S. Treasury Note	September 2026	(50)	(5,604)	(16)
				(41)
				(15)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	7,000	(1.000)	(171)	(23)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	1,723,371	—	1,723,371
Temporary Cash Investments	9,164	—	—	9,164
Total	9,164	1,723,371	—	1,732,535

Derivative Financial Instruments
Assets
Futures Contracts[1]	28	—	—	28
Liabilities
Futures Contracts[1]	(43)	—	—	(43)
Swap Contracts[1]	—	(23)	—	(23)
Total	(43)	(23)	—	(66)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.